REGISTRATION NO. 333-23311
                                                                       811-07465

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7
                                       AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 22

                                   -----------

                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                                    Secretary
                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                   -----------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  on May 3, 2004 pursuant to paragraph (b) of Rule 485.

[ ]  __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

______ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

             THE TRAVELERS LIFE & ANNUITY ACCESS ANNUITY PROSPECTUS
                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY ACCESS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                             PIMCO VARIABLE INSURANCE TRUST
High Yield Bond Trust                                                    Real Return Portfolio -- Administrative Class
Managed Assets Trust                                                     Total Return Portfolio -- Administrative Class
Money Market Portfolio                                                PUTNAM VARIABLE TRUST
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                     Putnam VT Small Cap Value Fund -- Class IB Shares
   AllianceBernstein Premier Growth Portfolio -- Class B              SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
AMERICAN FUNDS INSURANCE SERIES                                          All Cap Fund -- Class I
   Global Growth Fund -- Class 2 Shares                                  Investors Fund -- Class I
   Growth Fund -- Class 2 Shares                                         Large Cap Growth Fund -- Class I
   Growth-Income Fund -- Class 2 Shares                                  Small Cap Growth Fund -- Class I
DELAWARE VIP TRUST                                                    THE TRAVELERS SERIES TRUST
   Delaware VIP REIT Series -- Standard Class                            Convertible Securities Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                         Disciplined Mid Cap Stock Portfolio
   Dreyfus Variable Investment Fund -- Appreciation Portfolio            Equity Income Portfolio
     -- Initial Shares                                                   Federated High Yield Portfolio
   Dreyfus Variable Investment Fund -- Developing Leaders                Federated Stock Portfolio
     Portfolio -- Initial Shares                                         Large Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                     Lazard International Stock Portfolio
   Mutual Shares Securities Fund -- Class 2 Shares                       Merrill Lynch Large Cap Core Portfolio(1)
   Templeton Developing Markets Securities Fund -- Class 2 Shares        MFS Emerging Growth Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares                   MFS Mid Cap Growth Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares                    MFS Value Portfolio
GREENWICH STREET SERIES FUND                                             Pioneer Fund Portfolio
   Equity Index Portfolio -- Class II Shares                             Social Awareness Stock Portfolio
   Salomon Brothers Variable Aggressive Growth Fund                      Travelers Quality Bond Portfolio
     -- Class I Shares                                                   U.S. Government Securities Portfolio
   Salomon Brothers Variable Growth & Income Fund -- Class I Shares   TRAVELERS SERIES FUND INC.
JANUS ASPEN SERIES                                                       AIM Capital Appreciation Portfolio
   Global Technology Portfolio -- Service Shares                         MFS Total Return Portfolio
LAZARD RETIREMENT SERIES, INC.                                           Pioneer Strategic Income Portfolio
   Lazard Retirement Small Cap Portfolio                                 SB Adjustable Rate Income Portfolio Smith Barney Class
LORD ABBETT SERIES FUND, INC.                                            Strategic Equity Portfolio
   Growth and Income Portfolio                                        VAN KAMPEN LIFE INVESTMENT TRUST
   Mid-Cap Value Portfolio                                               Comstock Portfolio Class II Shares
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                             VARIABLE INSURANCE PRODUCTS FUND II
   Merrill Lynch Global Allocation V.I. Fund -- Class III                Contrafund(R) Portfolio -- Service Class 2
   Merrill Lynch Small Cap Value V.I. Fund -- Class III               VARIABLE INSURANCE PRODUCTS FUND III
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                       Dynamic Capital Appreciation Portfolio -- Service Class 2
   Oppenheimer Main Street Fund/VA -- Service Shares                     Mid Cap Portfolio -- Service Class 2

--------------

(1)     Formerly MFS Research Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life and Annuity at One Cityplace, 3CP Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary..........................................          3      Miscellaneous Contract Provisions..................      31
Summary...........................................          5         Right to Return.................................      31
Fee Table.........................................          8         Termination.....................................      31
Condensed Financial Information...................         13         Required Reports................................      32
The Annuity Contract..............................         13         Suspension of Payments..........................      32
   Contract Owner Inquiries.......................         14      The Separate Accounts..............................      32
   Purchase Payments..............................         14         Performance Information.........................      32
   Accumulation Units.............................         14      Federal Tax Considerations.........................      33
   The Variable Funding Options...................         14         General Taxation of Annuities...................      33
Fixed Account.....................................         20         Types of Contracts: Qualified
Charges and Deductions............................         20           and Non-qualified.............................      33
   General........................................         20         Qualified Annuity Contracts.....................      33
   Administrative Charges.........................         21           Taxation of Qualified Annuity
   Mortality and Expense Risk Charge..............         21             Contracts...................................      33
   Variable Funding Option Expenses...............         22           Mandatory Distributions for
   Premium Tax....................................         22             Qualified Plans.............................      34
   Changes in Taxes Based Upon                                        Non-qualified Annuity Contracts.................      34
     Premium or Value.............................         22           Diversification Requirements for
Transfers.........................................         22             Variable Annuities..........................      35
   Dollar Cost Averaging..........................         23           Ownership of the Investments..................      35
Access to Your Money..............................         24           Taxation of Death Benefit Proceeds............      35
   Systematic Withdrawals.........................         24         Other Tax Considerations........................      35
   Loans..........................................         24           Treatment of Charges for Optional
Ownership Provisions..............................         25             Benefits....................................      35
   Types of Ownership.............................         25           Penalty Tax for Premature Distribution........      35
     Contract Owner...............................         25           Puerto Rico Tax Considerations................      35
     Beneficiary..................................         25           Non-Resident Aliens...........................      36
     Annuitant....................................         25      Other Information..................................      36
Death Benefit.....................................         26         The Insurance Companies.........................      36
   Death Proceeds before the Maturity Date........         26         Financial Statements............................      36
   Payment of Proceeds............................         26         Distribution of Variable Annuity
   Beneficiary Contract Continuance...............         27           Contracts.....................................      36
   Planned Death Benefit..........................         28         Conformity with State and Federal Laws..........      38
   Death Proceeds after the Maturity Date.........         28         Voting Rights...................................      38
The Annuity Period................................         28         Restrictions on Financial Transactions..........      38
   Maturity Date..................................         28         Legal Proceedings and Opinions..................      38
   Allocation of Annuity..........................         29      Appendix A: Condensed Financial
   Variable Annuity...............................         29         Information for The Travelers
   Fixed Annuity..................................         30         Fund ABD for Variable Annuities.................     A-1
Payment Options...................................         30      Appendix B: Condensed Financial
   Election of Options............................         30         Information for The Travelers Fund
   Annuity Options................................         30         ABD II for Variable Annuities...................     B-1
   Income Options.................................         31      Appendix C: The Fixed Account......................     C-1
   Variable Liquidity Benefit ....................         31      Appendix D: Contents of the Statement
                                                                      of Additional Information.......................     D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                     TRAVELERS LIFE & ANNUITY ACCESS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities ("Fund ABD"); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants the age of 85 or younger as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       O BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE.................   $30 (1)

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

             Mortality & Expense Risk Charge........................      1.25%
             Administrative Expense Charge..........................      0.15%
                                                                       ---------
                Total Annual Separate Account Charges...............      1.40%

(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                         MINIMUM       MAXIMUM
                                                       -----------   -----------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.42%         4.73%
(expenses that are deducted from Fund
assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                   DISTRIBUTION                            CONTRACTUAL FEE     NET TOTAL
                                                      AND/OR                 TOTAL ANNUAL      WAIVER            ANNUAL
                                     MANAGEMENT   SERVICE (12B-1)  OTHER       OPERATING   AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                         FEE           FEES       EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
------------------                  ------------ ---------------- --------- ------------- ----------------- -----------------
Capital Appreciation Fund..........     0.75%          --          0.07%         0.82%           --              0.82%(1)
High Yield Bond Trust..............     0.52%          --          0.13%         0.65%           --              0.65%(2)
Managed Assets Trust...............     0.50%          --          0.09%         0.59%           --              0.59%(1)
Money Market Portfolio.............     0.32%          --          0.10%         0.42%           --              0.42%(3)(23)
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund --
     Series I+.....................     0.61%          --          0.24%         0.85%           --              0.85%

                                                     DISTRIBUTION                            CONTRACTUAL FEE     NET TOTAL
                                                        AND/OR                 TOTAL ANNUAL      WAIVER            ANNUAL
                                       MANAGEMENT   SERVICE (12B-1)   OTHER     OPERATING   AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                          FEE           FEES        EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
------------------                    ------------ ---------------- --------- ------------- ----------------- -----------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Premier Growth
     Portfolio -- Class B*.........      1.00%          0.25%         0.05%        1.30%           --               --(4)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2
     Shares*.......................      0.66%          0.25%         0.04%        0.95%           --              0.95%
   Growth Fund -- Class 2 Shares*..      0.37%          0.25%         0.02%        0.64%           --              0.64%
   Growth-Income Fund -- Class 2
     Shares*.......................      0.33%          0.25%         0.01%        0.59%          0.00%            0.59%
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging
     Market Portfolio+.............      1.25%           --           0.56%        1.81%           --               --(23)
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class................      0.75%           --           0.11%        0.86%           --              0.86%(5)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund
     -- Appreciation Portfolio --
     Initial Shares................      0.75%           --           0.05%        0.80%           --              0.80%
   Dreyfus Variable Investment Fund
     -- Developing Leaders
     Portfolio -- Initial Shares...      0.75%           --           0.07%        0.82%           --              0.82%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities Fund --
     Class 2 Shares*...............      0.60%          0.25%         0.20%        1.05%           --              1.05%(6)
   Templeton Developing Markets
     Securities Fund -- Class 2
     Shares*.......................      1.25%          0.25%         0.30%        1.80%           --              1.80%
   Templeton Foreign Securities
     Fund -- Class 2 Shares*.......      0.69%          0.25%         0.22%        1.16%          0.04%            1.12%(7)
   Templeton Growth Securities Fund
     -- Class 2 Shares*............      0.81%          0.25%         0.07%        1.13%           --              1.13%(8)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class
     II Shares*....................      0.31%          0.25%         0.04%        0.60%           --              0.60%
   Salomon Brothers Variable
     Aggressive Growth Fund --
     Class I Shares................      0.95%           --           0.61%        1.56%           --              1.56%
   Salomon Brothers Variable Growth
     & Income Fund -- Class I Shares     0.65%           --           0.62%        1.27%           --              1.27%
JANUS ASPEN SERIES
   Balanced Portfolio -- Service
     Shares*+......................      0.65%          0.25%         0.02%        0.92%           --              0.92%
   Global Life Sciences Portfolio
     -- Service Shares*+...........      0.65%          0.25%         0.32%        1.22%           --              1.22%
   Global Technology Portfolio --
     Service Shares*...............      0.65%          0.25%         0.20%        1.10%           --              1.10%
   Worldwide Growth Portfolio --
     Service Shares*+..............      0.65%          0.25%         0.06%        0.96%           --              0.96%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
     Portfolio*....................      0.75%          0.25%         0.42%        1.42%          0.17%            1.25%(9)

                                                     DISTRIBUTION                            CONTRACTUAL FEE     NET TOTAL
                                                        AND/OR                 TOTAL ANNUAL      WAIVER            ANNUAL
                                       MANAGEMENT   SERVICE (12B-1)   OTHER     OPERATING   AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                          FEE           FEES        EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
------------------                    ------------ ---------------- --------- ------------- ----------------- -----------------
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio.....      0.50%           --           0.35%        0.85%           --              0.85%
   Mid-Cap Value Portfolio.........      0.75%           --           0.33%        1.08%           --              1.08%
MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global Allocation
     V.I. Fund -- Class III*.......      0.65%          0.25%         0.18%        1.08%           --              1.08%
   Merrill Lynch Small Cap Value
     V.I. Fund -- Class III*.......      0.75%          0.25%         0.08%        1.08%           --              1.08%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA
     -- Service Shares*............      0.68%          0.25%         0.03%        0.96%           --              0.96%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*.........      0.25%          0.15%         0.26%        0.66%          0.01%            0.65%(10)
   Total Return Portfolio --
     Administrative Class*.........      0.25%          0.15%         0.26%        0.66%          0.01%            0.65%(11)
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund
     -- Class IB Shares*+..........      0.70%          0.25%         0.86%        1.81%           --              1.81%(12)
   Putnam VT International Equity
     Fund -- Class IB Shares*+.....      0.77%          0.25%         0.22%        1.24%           --              1.24%(12)
   Putnam VT Small Cap Value Fund
     -- Class IB Shares*...........      0.80%          0.25%         0.12%        1.17%           --              1.17%(12)
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I.........      0.85%           --           0.13%        0.98%           --              0.98%
   Investors Fund -- Class I.......      0.70%           --           0.12%        0.82%           --              0.82%
   Large Cap Growth Fund -- Class I      0.75%           --           3.98%        4.73%           --               --(23)
   Small Cap Growth Fund -- Class I      0.75%           --           0.51%        1.26%           --              1.26%
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio      0.60%           --           0.18%        0.78%           --              0.78%(13)
   Disciplined Mid Cap Stock
     Portfolio.....................      0.70%           --           0.12%        0.82%           --              0.82%(14)
   Equity Income Portfolio.........      0.75%           --           0.12%        0.87%           --              0.87%(14)
   Federated High Yield Portfolio..      0.65%           --           0.25%        0.90%           --              0.90%(14)
   Federated Stock Portfolio.......      0.63%           --           0.28%        0.91%           --              0.92%(14)
   Large Cap Portfolio.............      0.75%           --           0.11%        0.86%           --              0.86%(14)
   Lazard International Stock
     Portfolio.....................      0.83%           --           0.17%        1.00%           --              1.00%(1)
   Merrill Lynch Large Cap Core
     Portfolio.....................      0.80%           --           0.19%        0.99%           --              0.99%(15)
   MFS Emerging Growth Portfolio...      0.75%           --           0.14%        0.89%           --              0.89%(14)
   MFS Mid Cap Growth Portfolio....      0.80%           --           0.12%        0.92%           --              0.92%(15)
   MFS Value Portfolio.............      0.75%           --           0.33%        1.08%           --               --(23)
   Pioneer Fund Portfolio..........      0.72%           --           0.40%        1.12%           --              1.12%(16)
   Social Awareness Stock Portfolio      0.62%           --           0.16%        0.78%           --              0.78%(1)
   Travelers Quality Bond Portfolio      0.32%           --           0.11%        0.43%           --              0.43%(17)
   U.S. Government Securities
     Portfolio.....................      0.32%           --           0.10%        0.42%           --              0.42%(1)

                                                     DISTRIBUTION                            CONTRACTUAL FEE     NET TOTAL
                                                        AND/OR                 TOTAL ANNUAL      WAIVER            ANNUAL
                                       MANAGEMENT   SERVICE (12B-1)   OTHER     OPERATING   AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                          FEE           FEES        EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
------------------                    ------------ ---------------- --------- ------------- ----------------- -----------------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio.....................      0.80%           --           0.05%        0.85%           --              0.85%
   MFS Total Return Portfolio......      0.80%           --           0.02%        0.82%           --              0.82%
   Pioneer Strategic Income
     Portfolio.....................      0.75%           --           0.25%        1.00%           --              1.00%
   SB Adjustable Rate Income
     Portfolio -- Smith Barney
     Class*........................      0.60%          0.25%         3.87%        4.72%          3.72%            1.00%(18)
   Strategic Equity Portfolio......      0.80%           --           0.04%        0.84%           --              0.84%
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II
     Shares*.......................      0.60%          0.25%         0.05%        0.90%           --              0.90%
   Enterprise Portfolio Class II
     Shares*+......................      0.50%          0.25%         0.14%        0.89%           --               --(19)
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service
     Class 2*......................      0.58%          0.25%         0.10%        0.93%           --               --(20)
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation
     Portfolio -- Service Class 2*.      0.58%          0.25%         1.27%        2.10%           --               --(21)
   Mid Cap Portfolio -- Service
     Class 2*......................      0.58%          0.25%         0.12%        0.95%           --               --(22)

--------------

 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 +     Closed to new investors.


NOTES

(1) Fund has a voluntary waiver of 1.25%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(3) Fund has a voluntary waiver of 0.40%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(4) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

(5) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(7) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

(8) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(9) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(10) "Other Expenses" reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

(11) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

(13) Fund has a voluntary waiver of 0.80%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(14) Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(15) Fund has a voluntary waiver of 1.00%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(16) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(17) Fund has a voluntary waiver of 0.75%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(18) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

(19) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .85% for Classes II. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(20) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

(21) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.15%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discontinued by the fund's manager at any time.

(22) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(23) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                            VOLUNTARY FEE
                                                                            WAIVER AND/OR
                                                                               EXPENSE              NET TOTAL ANNUAL
FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
-----------------                                                      ------------------------  ------------------------
Credit Suisse Trust Emerging Market Portfolio......................             0.41%                     1.40%
Large Cap Growth Fund -- Class I...................................             3.73%                     1.00%
MFS Value Portfolio................................................             0.08%                     1.00%
Enterprise Portfolio Class II Shares...............................             0.04%                     0.85%
Money Market Portfolio.............................................             0.02%                     0.40%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value and are based on the minimum and maximum

Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

                                          IF CONTRACT IS SURRENDERED AT THE END     IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:             ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                          -------  --------  --------  ---------- --------  --------  --------  ---------
Underlying Fund with Minimum Total
Annual Operating Expenses..............     187       578      994       2156       187       578       994       2156
Underlying Fund with Maximum Total
Annual Operating Expenses..............     611      1813      2987      5806       611      1813      2987       5806


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity Access Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your contract value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access you contract value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose. (the "Maturity Date.") The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 85 as of the Contract Date.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ---------------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund          Travelers Asset Management
                                           normally invests in equity securities      International Company LLC ("TAMIC")
                                           of issuers of any size and in any          Subadviser: Janus Capital Corp.
                                           industry.                                  ("Janus Capital")

High Yield Bond Trust                      Seeks high current income. The Fund        TAMIC
                                           normally invests in below
                                           investment-grade bonds and debt
                                           securities.

Managed Assets Trust                       Seeks high total return. The Fund          TAMIC
                                           normally invests in equities,              Subadviser: Travelers Investment
                                           convertible and fixed-income               Management Company ("TIMCO")
                                           securities. The Fund's policy is to
                                           allocate investments among asset
                                           classes.

Money Market Portfolio                     Seeks high current return with             TAMIC
                                           preservation of capital and liquidity.
                                           The Fund normally invests in
                                           high-quality short term money market
                                           instruments.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ---------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund --         Seeks to achieve long term growth of       A I M Advisers, Inc.
     Series I+                             capital. Income is a secondary
                                           objective. The Fund normally invests
                                           in equity securities, including
                                           convertible securities.
ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund          Alliance Capital Management L.P.
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares    Seeks capital appreciation. The Fund       Capital Research and Management
                                           normally invests in common stocks of       Co. ("CRM")
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund       CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2 Shares    Seeks capital appreciation and income.     CRM
                                           The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging            Seeks long term growth of capital. The     Credit Suisse Asset Management, LLC
     Market Portfolio+                     Fund normally invests in equity            Subadviser: Credit Suisse Asset
                                           securities of companies located in, or     Management Limited
                                           conducting a majority of their
                                           business, in emerging markets.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term         Delaware Management Company
     Standard Class                        total return with capital appreciation     ("Delaware")
                                           as a secondary objective. The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders (REITS).
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --     Seeks long term capital growth             The Dreyfus Corporation ("Dreyfus")
     Appreciation Portfolio -- Initial     consistent with the preservation of        Subadviser: Fayez Sarofim & Co.
     Shares                                capital. Current income is a secondary
                                           objective. The Fund normally invests
                                           in common stocks of established
                                           companies.

   Dreyfus Variable Investment Fund --     Seeks to maximize capital                  Dreyfus
     Developing Leaders Portfolio --       appreciation. The Fund normally
     Initial Shares                        invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is      Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in equity securities
                                           of companies believed to be
                                           undervalued.

   Templeton Developing Markets            Seeks long-term capital appreciation.      Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests in the
                                           investments of emerging market
                                           countries, primarily equity securities.

   Templeton Foreign Securities            Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
     Fund -- Class 2 Shares                Fund normally invests in investments,
                                           primarily equity securities, of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ---------------------------------------
   Templeton Growth Securities Fund --     Seeks long-term capital growth. The        Templeton Global Advisors Limited
     Class 2 Shares                        Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II      Seeks investment results that, before      TIMCO
     Shares                                expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Salomon Brothers Variable               Seeks capital appreciation. The Fund       Salomon Brothers Asset Management
     Aggressive Growth Fund - Class I     normally invests in common stocks of       ("SBAM")
     Shares                                emerging growth companies.

   Salomon Brothers Variable Growth &      Seeks income and long-term capital         SBAM
     Income Fund -- Class I Shares         growth. The Fund normally invests in
                                           equity securities that provide
                                           dividend or interest income and it
                                           also invests in non-income producing
                                           stocks for potential appreciation in
                                           value.
JANUS ASPEN SERIES
   Balanced Portfolio -- Service           Seeks long term capital growth,            Janus Capital
     Shares+                               consistent with preservation of
                                           capital and balanced by current
                                           income. The Fund normally invests in
                                           common stocks selected for their
                                           growth potential and other securities
                                           selected for their income potential.

   Global Life Sciences Portfolio --       Seeks long-term growth of capital. The     Janus Capital
     Service Shares+                       Fund normally invests in securities of
                                           companies with a life science (e.g.
                                           health, personal care,
                                           pharmaceuticals) orientation.

   Global Technology Portfolio --          Seeks long-term growth of capital. The     Janus Capital
     Service Shares                        Fund normally invests in securities of
                                           companies that are expected to benefit
                                           from advances or improvements in
                                           technology.

   Worldwide Growth Portfolio --           Seeks growth of capital in a manner        Janus Capital
     Service Shares+                       consistent with the preservation of
                                           capital. The Fund normally invests in
                                           the common stocks of companies of any
                                           size throughout the world.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.      Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and      Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund normally
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund       Lord Abbett & Co.
                                           normally invests in common stocks of
                                           mid-sized companies believed to be
                                           undervalued.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ---------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS,
   INC.
   Merrill Lynch Global Allocation         Seeks high total investment return.        Merrill Lynch Investment Managers,
     V.I. Fund -- Class III                The Fund normally invests in a             L.P. ("MLIM")
                                           portfolio of equity, debt and money
                                           market securities, primarily of
                                           corporate and governmental issuers
                                           located in North and South America,
                                           Europe, Australia and the Far East.

   Merrill Lynch Small Cap Value V.I.      Seeks long-term growth of capital. The     MLIM
     Fund -- Class III                     Fund normally invests in common stocks
                                           of small cap companies and emerging
                                           growth companies believed to be
                                           undervalued.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --      Seeks high total return. The Fund          OppenheimerFunds, Inc.
     Service Shares                        normally invests in common stocks of
                                           U.S. companies and it may invest in
                                           debt securities, as well.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of real capital and      Company LLC
                                           prudent investment management. The
                                           Fund normally invests in
                                           inflation-indexed bonds of varying
                                           maturities issued by the U.S. and
                                           non-U.S. governments or government
                                           sponsored enterprises.

   Total Return Portfolio --               Seeks maximum total return, consistent     Pacific Investment Management
     Administrative Class                  with preservation of capital and           Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital. The     Putnam Investment Management
     Class IB Shares+                      Fund normally invests in the common        ("Putnam")
                                           stocks of U.S. companies believed to
                                           be fast-growing and whose earnings are
                                           likely to increase over time.

   Putnam VT International Equity          Seeks capital appreciation. The Fund       Putnam
     Fund-- Class IB Shares+               normally invests in common stocks of
                                           companies outside the U S.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund       Putnam
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund       SBAM
                                           normally invests in common stocks and
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.         SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Large Cap Growth Fund -- Class I        Seeks long-term growth of capital. The     SBAM
                                           Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations.

   Small Cap Growth Fund -- Class I        Seeks long term growth of capital. The     SBAM
                                           Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio        Seeks current income and capital           TAMIC
                                           appreciation. The Fund normally
                                           invests in convertible securities.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ---------------------------------------
   Disciplined Mid Cap Stock Portfolio     Seeks growth of capital. The Fund          TAMIC
                                           normally invests in the equity             Subadviser: TIMCO
                                           securities of companies with mid-size
                                           market capitalizations.

   Equity Income Portfolio                 Seeks reasonable income. The Fund          TAMIC
                                           normally invests in equity securities      Subadviser: Fidelity Management &
                                           with a focus on income producing           Research Company ("FMR")
                                           equities.

   Federated High Yield Portfolio          Seeks high current income. The Fund        TAMIC
                                           normally invests in below                  Subadviser: Federated Investment
                                           investment-grade bonds and debt            Management Company (`Federated")
                                           securities.

   Federated Stock Portfolio               Seeks growth of income and capital.        TAMIC
                                           The Fund normally invests in equity        Subadviser: Federated Equity
                                           securities that are selected on the        Management Company of Pennsylvania
                                           basis of traditional research
                                           techniques.

   Large Cap Portfolio                     Seeks long term growth of capital. The     TAMIC
                                           Fund normally invests in the               Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund       TAMIC
     Portfolio                             normally invests in equity securities      Subadviser: Lazard Asset Management
                                           of non-U.S. domiciled companies
                                           located in developed markets.

   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The        TAMIC
     Portfolio                             Fund normally invests in a diversified     Subadviser: MLIM
                                           portfolio of equity securities of
                                           large cap companies located in the
                                           United States.

   MFS Emerging Growth Portfolio           Seeks long term growth of capital. The     TAMIC
                                           Fund normally invests in common stock      Subadviser: Massachusetts
                                           and related securities of emerging         Financial Services ("MFS")
                                           growth companies.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The     TAMIC
                                           Fund normally invests in equity            Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization that are
                                           believed to have above average growth
                                           potential.

   MFS Value Portfolio                     Seeks capital appreciation and             TAMIC
                                           reasonable income. The Fund normally       Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital        TAMIC
                                           growth. The Fund normally invests in       Subadviser: Pioneer Investment
                                           equity securities that are carefully       Management Inc.
                                           selected, reasonably priced securities.

   Social Awareness Stock Portfolio        Seeks long term capital appreciation       SBFM
                                           and retention of net investment
                                           income. The Fund normally invests in
                                           equity securities. The Fund seeks
                                           companies that meet certain investment
                                           criteria and social criteria.

   Travelers Quality Bond Portfolio        Seeks current income and total return      TAMIC
                                           with moderate capital volatility. The
                                           Fund normally invests in
                                           investment-grade bonds and debt
                                           securities.

   U.S. Government Securities              Seeks current income, total return and     TAMIC
     Portfolio                             high credit quality. The Fund normally
                                           invests in securities issued or
                                           guaranteed by the U.S. Government, its
                                           agencies or instrumentalities.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund       Travelers Investment Adviser Inc.
                                           normally invests in common stocks of       ("TIA")
                                           companies that are likely to benefit       Subadviser: AIM Capital Management
                                           from new products, services or             Inc.
                                           processes or have experienced
                                           above-average earnings growth.

             FUNDING                                  INVESTMENT                                INVESTMENT
             OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
----------------------------------         ----------------------------------         ---------------------------------
   MFS Total Return Portfolio              Seeks above average income consistent      TIA
                                           with the prudent employment of capital.    Subadviser: MFS
                                           Secondarily, seeks growth of capital
                                           and income. The Fund normally invests
                                           in a broad range of equity and fixed-
                                           income securities of both U.S. and
                                           foreign issuers.

   Pioneer Strategic Income                Seeks high current income consistent       TIA
     Portfolio                             with preservation of capital. The Fund     Subadviser: Putnam
                                           normally invests in debt securities
                                           of U.S. and foreign governments and
                                           corporations.

   SB Adjustable Rate Income               Seeks high current income and to limit     SBFM
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates. The Fund normally
                                           invests in adjustable rate securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund       TIA
                                           normally invests in the equity             Subadviser: FMR
                                           securities, primarily in common stocks
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II             Seeks capital growth and income. The       Van Kampen Asset Management
     Shares                                Fund normally invests in common and        Inc. ("Van Kampen")
                                           preferred stocks, and convertible
                                           securities, of well established
                                           undervalued companies.

   Enterprise Portfolio Class II           Seeks capital appreciation. The Fund       Van Kampen
     Shares+                               normally invests in common stocks
                                           of companies believed to have above-
                                           average potential for capital
                                           appreciation.

VARIABLE INSURANCE PRODUCTS FUND
   II
   Contrafund(R)Portfolio --               Seeks long term capital appreciation.      FMR
     Service Class 2                       The Fund normally invests in common
                                           stocks of companies whose value may
                                           not be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND
   III
   Dynamic Capital Appreciation            Seeks capital appreciation. The Fund       FMR
     Portfolio -- Service Class 2          normally invests in growth and/or
                                           value common stocks of domestic and
                                           foreign issuers.

   Mid Cap Portfolio -- Service            Seeks long term growth of capital. The     FMR
     Class 2                               Fund normally invests in common stocks
                                           of companies with medium market
                                           capitalizations.

--------------

 +     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent and

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct the contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds

       (2) after an annuity payout has begun or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum or 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each Program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any outstanding loans and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

o    the death benefit will not be payable upon the Annuitant's death

o    the Contingent Annuitant becomes the Annuitant

o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of beneficiary contract continuance. ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans not previously deducted:

       (1) your Contract Value on the Death Report Date;

       (2) the total Purchase Payments made under your Contract; or

       (3) the Contract Value on the latest fifth Contract Year anniversary immediately preceding the Death Report Date.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans:

       (1) your Contract Value on the Death Report Date;

       (2) the total Purchase Payments made under your Contract; or

       (3) the Contract Value on the latest fifth Contract Year anniversary occurring on or before the Annuitant's 75th birthday.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    MANDATORY PAYOUT
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                  RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE                  The beneficiary (ies),       Unless the beneficiary elects to          Yes
ANNUITANT) (WITH NO JOINT              or if none, to the           continue the Contract rather than
OWNER)                                 CONTRACT OWNER'S             receive the distribution.
                                       estate.
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
ANNUITANT) (WITH NO JOINT              or if none, to the           continue the Contract rather than
OWNER)                                 CONTRACT OWNER'S             receive the distribution.
                                       estate.
----------------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS NOT THE            The surviving joint          Unless the surviving joint owner          Yes
ANNUITANT)                             owner.                       elects to ontinue the Contract
                                                                    rather than receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS THE                The beneficiary (ies),       Unless the beneficiary/surviving          Yes
ANNUITANT)                             or if none, to the           joint owner elects to continue the
                                       surviving joint owner.       Contract rather than receive the
                                                                    distribution.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE CONTRACT     The beneficiary (ies),       Unless the beneficiary elects to          Yes
OWNER                                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    Or, unless there is a CONTINGENT
                                                                    ANNUITANT. Then, the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT and
                                                                    the Contract continues in effect
                                                                    (generally using the original Maturity
                                                                    Date). The proceeds will then be paid
                                                                    upon the death of the CONTINGENT
                                                                    ANNUITANT or owner.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies)                                                  Yes (Death of
NONNATURAL ENTITY/TRUST                or if none, to the owner                                               ANNUITANT is
                                                                                                              treated as death
                                                                                                              of the owner in
                                                                                                              these
                                                                                                              circumstances.)
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    MANDATORY PAYOUT
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                  RULES APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive a distribution.

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------

--------------

 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal

Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income option payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity", except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income options "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Contract Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund ABD and Fund ABD II, respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment.

Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. The Company pays CitiStreet Equities LLC compensation of up to 12% of Purchase Payments and/or 2% of Contract Value in connection with the sale of the Contracts. In addition, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you (and from other owners) instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable contract.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (4/97).........................   2003        1.285           1.583              26,729,382
                                                               2002        1.739           1.285              30,628,302
                                                               2001        2.387           1.739              37,797,218
                                                               2000        3.098           2.387              37,804,248
                                                               1999        2.046           3.098              25,971,911
                                                               1998        1.283           2.046              10,561,314
                                                               1997        1.032           1.283                 870,525
                                                               1996        1.000           1.032                      --

   Money Market Portfolio (7/97)............................   2003        1.187           1.179              26,060,260
                                                               2002        1.187           1.187              37,562,237
                                                               2001        1.160           1.187              40,133,062
                                                               2000        1.107           1.160              15,545,185
                                                               1999        1.070           1.107              16,750,270
                                                               1998        1.033           1.070               9,244,927
                                                               1997        1.000           1.033                 345,682

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (9/00)..........   2003        0.519           0.640               6,961,089
                                                               2002        0.755           0.519               7,491,542
                                                               2001        0.875           0.755               7,280,717
                                                               2000        1.000           0.875               1,020,328

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (5/00)...........................................   2003        0.436           0.531              15,968,585
                                                               2002        0.640           0.436              18,860,012
                                                               2001        0.786           0.640              21,249,041
                                                               2000        1.000           0.786               8,906,509

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.296                  15,821

   Growth Fund -- Class 2 Shares (5/03).....................   2003        1.000           1.248                  78,806

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Growth-Income Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.253                 323,713

Credit Suisse Trust
   Emerging Markets Portfolio (6/98)........................   2003        0.688           0.970               2,025,657
                                                               2002        0.789           0.688               2,659,824
                                                               2001        0.886           0.789               2,463,748
                                                               2000        1.313           0.886               2,477,705
                                                               1999        0.734           1.313                 892,012
                                                               1998        1.000           0.734                 223,688

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/98)........   2003        1.240           1.639               4,631,163
                                                               2002        1.203           1.240               4,187,869
                                                               2001        1.121           1.203               1,959,474
                                                               2000        0.866           1.121                 732,010
                                                               1999        0.901           0.866                 357,910
                                                               1998        1.000           0.901                  96,983

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (5/98)............................................   2003        0.880           1.051              10,276,258
                                                               2002        1.071           0.880              10,947,330
                                                               2001        1.198           1.071              11,107,345
                                                               2000        1.223           1.198              10,147,802
                                                               1999        1.112           1.223               7,840,789
                                                               1998        1.000           1.112               2,937,245

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (5/98)............................................   2003        0.872           1.133              13,746,841
                                                               2002        1.094           0.872              13,477,877
                                                               2001        1.182           1.094              11,594,005
                                                               2000        1.058           1.182               6,798,006
                                                               1999        0.871           1.058               3,387,052
                                                               1998        1.000           0.871               1,435,805

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.845           1.043                 322,440
                                                               2002        1.000           0.845                 177,623

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Templeton Developing Markets Securities Fund -- Class 2     2003        1.000           1.448                   1,000
   Shares (5/03)............................................

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2003        0.792           1.032                 217,709
                                                               2002        1.000           0.792                 191,381

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/99).........   2003        0.649           0.818              15,860,350
                                                               2002        0.848           0.649              15,365,066
                                                               2001        0.982           0.848              13,010,004
                                                               2000        1.098           0.982               4,272,617
                                                               1999        1.000           1.098                 753,819

   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (5/02)....................................   2003        0.758           1.047                  58,126
                                                               2002        1.000           0.758                  16,289

   Salomon Brothers Variable Growth & Income Fund --
   Class I Shares (5/02)....................................   2003        0.800           1.027                  62,457
                                                               2002        1.000           0.800                  85,414

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2003        0.839           0.941              14,072,516
                                                               2002        0.911           0.839              14,830,766
                                                               2001        0.972           0.911              13,475,207
                                                               2000        1.000           0.972               4,934,773

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2003        0.647           0.805               3,630,574
                                                               2002        0.931           0.647               3,729,488
                                                               2001        1.135           0.931               4,102,883
                                                               2000        1.000           1.135               1,951,454

   Global Technology Portfolio -- Service Shares (5/00).....   2003        0.242           0.349              10,039,692
                                                               2002        0.415           0.242              11,940,339
                                                               2001        0.672           0.415              10,706,223
                                                               2000        1.000           0.672               5,661,986

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2003        0.446           0.544              13,388,686
                                                               2002        0.609           0.446              15,628,276

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Worldwide Growth Portfolio -- Service Shares  (continued)   2001        0.798           0.609              16,824,804
                                                               2000        1.000           0.798               7,908,763

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.336                   3,786

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.244                  74,814

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.260                  51,292

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.048                  59,374

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.132           1.173              20,769,372
                                                               2002        1.053           1.132              20,028,983
                                                               2001        1.000           1.053               4,888,796

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        0.560           0.728                 310,382
                                                               2002        0.806           0.560                 299,898
                                                               2001        1.000           0.806                 269,501

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.696           0.882               1,956,203
                                                               2002        0.857           0.696               3,980,191
                                                               2001        1.000           0.857               1,555,346

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/01).   2003        0.877           1.295               1,572,753
                                                               2002        1.088           0.877               1,357,973
                                                               2001        1.000           1.088                 432,357

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2003        1.130           1.549              11,935,706
                                                               2002        1.529           1.130              11,108,929
                                                               2001        1.522           1.529               5,065,288
                                                               2000        1.305           1.522                 907,328

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   All Cap Fund -- Class I  (continued).....................   1999        1.084           1.305                 216,465
                                                               1998        1.000           1.084                  55,964

   Investors Fund -- Class I (6/98).........................   2003        0.923           1.204              18,513,035
                                                               2002        1.216           0.923              19,285,142
                                                               2001        1.287           1.216              15,853,833
                                                               2000        1.132           1.287               7,090,936
                                                               1999        1.029           1.132               3,905,967
                                                               1998        1.000           1.029               1,764,644

   Large Cap Growth Fund -- Class I (5/02)..................   2003        0.800           1.140                 109,369
                                                               2002        1.000           0.800                  12,895

   Small Cap Growth Fund -- Class I (5/00)..................   2003        0.581           0.853               2,003,014
                                                               2002        0.903           0.581               1,607,182
                                                               2001        0.987           0.903               1,517,383
                                                               2000        1.000           0.987                 417,439

The Travelers Series Trust
   Convertible Securities Portfolio (5/98)..................   2003        1.165           1.450              10,925,597
                                                               2002        1.270           1.165              11,385,903
                                                               2001        1.299           1.270               9,680,620
                                                               2000        1.170           1.299               3,349,925
                                                               1999        1.000           1.170               1,137,997
                                                               1998        1.000           1.000                 458,699

   Disciplined Mid Cap Stock Portfolio (6/97)...............   2003        1.417           1.869               5,505,923
                                                               2002        1.677           1.417               5,642,852
                                                               2001        1.773           1.677               5,089,354
                                                               2000        1.541           1.773               3,629,362
                                                               1999        1.377           1.541               2,663,507
                                                               1998        1.195           1.377               1,425,770
                                                               1997        1.000           1.195                 120,880

   Equity Income Portfolio (5/97)...........................   2003        1.291           1.670              24,652,637
                                                               2002        1.521           1.291              25,581,166
                                                               2001        1.652           1.521              27,130,603
                                                               2000        1.535           1.652              22,535,737
                                                               1999        1.484           1.535              19,892,863
                                                               1998        1.339           1.484              12,301,819

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Equity Income Portfolio  (continued).....................   1997        1.026           1.339                 639,656
                                                               1996        1.000           1.026                      --

   Federated High Yield Portfolio (5/97)....................   2003        1.114           1.345              11,222,864
                                                               2002        1.089           1.114              10,745,854
                                                               2001        1.084           1.089              10,746,070
                                                               2000        1.196           1.084              10,245,417
                                                               1999        1.177           1.196              10,237,038
                                                               1998        1.140           1.177               7,715,310
                                                               1997        1.000           1.140                 620,667

   Federated Stock Portfolio (5/97).........................   2003        1.266           1.593               5,608,556
                                                               2002        1.592           1.266               5,995,963
                                                               2001        1.588           1.592               6,935,446
                                                               2000        1.552           1.588               7,399,547
                                                               1999        1.494           1.552               7,710,739
                                                               1998        1.285           1.494               4,599,587
                                                               1997        1.000           1.285                 352,550

   Large Cap Portfolio (6/97)...............................   2003        1.111           1.366              19,563,576
                                                               2002        1.459           1.111              21,047,983
                                                               2001        1.790           1.459              24,478,964
                                                               2000        2.123           1.790              22,306,844
                                                               1999        1.665           2.123              15,562,311
                                                               1998        1.245           1.665               6,662,550
                                                               1997        1.023           1.245                 491,869
                                                               1996        1.000           1.023                      --

   Lazard International Stock Portfolio (5/97)..............   2003        0.796           1.010              12,049,553
                                                               2002        0.928           0.796              13,668,745
                                                               2001        1.275           0.928              15,755,872
                                                               2000        1.460           1.275              14,943,761
                                                               1999        1.216           1.460              10,264,070
                                                               1998        1.095           1.216               6,533,760
                                                               1997        1.027           1.095                 849,629
                                                               1996        1.000           1.027                      --

   Merrill Lynch Large Cap Core Portfolio (5/98)............   2003        0.675           0.807               2,601,337
                                                               2002        0.915           0.675               2,775,596
                                                               2001        1.197           0.915               3,043,071

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio  (continued)......   2000        1.285           1.197               2,244,673
                                                               1999        1.054           1.285               1,352,776
                                                               1998        1.000           1.054                 149,981

   MFS Emerging Growth Portfolio (4/97).....................   2003        0.889           1.132              13,007,533
                                                               2002        1.371           0.889              14,224,892
                                                               2001        2.179           1.371              17,469,577
                                                               2000        2.766           2.179              16,347,854
                                                               1999        1.587           2.766              11,222,748
                                                               1998        1.198           1.587               5,891,811
                                                               1997        1.004           1.198                 528,553
                                                               1996        1.000           1.004                      --

   MFS Mid Cap Growth Portfolio (4/98)......................   2003        0.653           0.883              16,234,877
                                                               2002        1.295           0.653              17,198,804
                                                               2001        1.721           1.295              17,692,810
                                                               2000        1.595           1.721              10,884,619
                                                               1999        0.985           1.595               3,220,420
                                                               1998        1.000           0.985                 696,846

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.217                   5,429

   Travelers Quality Bond Portfolio (5/97)..................   2003        1.311           1.383              36,575,985
                                                               2002        1.257           1.311              38,055,248
                                                               2001        1.190           1.257              30,037,629
                                                               2000        1.128           1.190              16,565,402
                                                               1999        1.131           1.128              13,396,194
                                                               1998        1.057           1.131               9,328,606
                                                               1997        1.001           1.057                 378,758
                                                               1996        1.000           1.001                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (9/00)................   2003        0.442           0.563               4,537,981
                                                               2002        0.588           0.442               5,204,465
                                                               2001        0.783           0.588               5,177,186

   MFS Total Return Portfolio (5/97)........................   2003        1.397           1.606              42,355,172
                                                               2002        1.496           1.397              42,905,992
                                                               2001        1.517           1.496              38,437,801
                                                               2000        1.319           1.517              29,382,873

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   MFS Total Return Portfolio  (continued)..................   1999        1.303           1.319              27,173,225
                                                               1998        1.183           1.303              16,380,184
                                                               1997        1.000           1.183                 962,287
                                                               1997        1.000           1.000                      --

   Pioneer Strategic Income Portfolio (5/97)................   2003        1.116           1.316               2,160,723
                                                               2002        1.069           1.116               2,458,578
                                                               2001        1.040           1.069               3,562,219
                                                               2000        1.059           1.040               3,631,654
                                                               1999        1.062           1.059               3,396,677
                                                               1998        1.070           1.062               1,955,397
                                                               1997        1.007           1.070                  51,659
                                                               1996        1.000           1.007                      --

   Strategic Equity Portfolio (6/97)........................   2003        0.988           1.291              22,746,591
                                                               2002        1.508           0.988              25,280,072
                                                               2001        1.765           1.508              31,918,323
                                                               2000        2.189           1.765              32,922,575
                                                               1999        1.679           2.189              25,024,627
                                                               1998        1.319           1.679              13,211,206
                                                               1997        1.037           1.319               1,062,634
                                                               1996        1.000           1.037                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2003        0.814           1.049               6,680,549
                                                               2002        1.024           0.814               6,548,811
                                                               2001        1.000           1.024               3,476,351

   Enterprise Portfolio -- Class II Shares (12/00)..........   2003        0.542           0.672                 732,809
                                                               2002        0.781           0.542                 592,082
                                                               2001        1.000           0.781                 522,639

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (5/00)..........   2003        0.710           0.897              10,150,010
                                                               2002        0.796           0.710               9,701,628
                                                               2001        0.923           0.796               8,023,592

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (12/00)..........................................   2003        0.614           0.756                 409,247
                                                               2002        0.673           0.614                 240,022
                                                               2001        1.000           0.673                  12,128

   Mid Cap Portfolio -- Service Class 2 (12/00).............   2003        0.887           1.209               6,373,888
                                                               2002        0.999           0.887               5,310,526
                                                               2001        1.000           0.999               1,727,443


                                      NOTES

Effective March 31, 2003, Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003, Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003, The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003, The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio.

Effective September 15, 2003, The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003, The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Travelers Series Fund Inc.: Putnam Diversified Income Portfolio is no longer available to new contract owners.

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Equity Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (12/96)........................   2003        1.285           1.583              36,644,254
                                                               2002        1.739           1.285              42,634,828
                                                               2001        2.387           1.739              53,418,968
                                                               2000        3.098           2.387              61,812,417
                                                               1999        2.046           3.098              46,942,401
                                                               1998        1.283           2.046              23,010,432
                                                               1997        1.032           1.283               6,344,051
                                                               1996        1.000           1.032                  29,824

   Money Market Portfolio (2/97)............................   2003        1.187           1.179              25,972,691
                                                               2002        1.187           1.187              50,704,937
                                                               2001        1.160           1.187              58,256,805
                                                               2000        1.107           1.160              34,878,359
                                                               1999        1.070           1.107              37,736,754
                                                               1998        1.033           1.070              16,762,447
                                                               1997        1.000           1.033               5,369,177

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (9/00)..........   2003        0.519           0.640               4,493,863
                                                               2002        0.755           0.519               4,949,369
                                                               2001        0.875           0.755               3,727,475
                                                               2000        1.000           0.875                 391,818

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (5/00)...........................................   2003        0.436           0.531              14,926,739
                                                               2002        0.640           0.436              17,729,828
                                                               2001        0.786           0.640              18,982,017
                                                               2000        1.000           0.786              13,647,974

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.296                  70,339

   Growth Fund -- Class 2 Shares (5/03).....................   2003        1.000           1.248                 131,179

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Growth-Income Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.253               1,545,620

Credit Suisse Trust
   Emerging Markets Portfolio (5/98)........................   2003        0.688           0.970               4,224,247
                                                               2002        0.789           0.688               4,787,661
                                                               2001        0.886           0.789               4,624,645
                                                               2000        1.313           0.886               4,854,365
                                                               1999        0.734           1.313               2,521,807
                                                               1998        1.000           0.734                 780,839

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/98)........   2003        1.240           1.639               4,738,305
                                                               2002        1.203           1.240               4,376,831
                                                               2001        1.121           1.203               2,866,778
                                                               2000        0.866           1.121               2,273,183
                                                               1999        0.901           0.866               1,280,359
                                                               1998        1.000           0.901                 632,612

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (4/98)............................................   2003        0.880           1.051               9,516,917
                                                               2002        1.071           0.880              10,611,490
                                                               2001        1.198           1.071              11,636,949
                                                               2000        1.223           1.198              12,271,080
                                                               1999        1.112           1.223              10,488,399
                                                               1998        1.000           1.112               2,833,960

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (4/98)............................................   2003        0.872           1.133              19,034,774
                                                               2002        1.094           0.872              19,868,161
                                                               2001        1.182           1.094              19,065,688
                                                               2000        1.058           1.182              13,636,390
                                                               1999        0.871           1.058               7,815,322
                                                               1998        1.000           0.871               3,051,249

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.845           1.043                 756,929
                                                               2002        1.000           0.845                 201,578

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Templeton Developing Markets Securities Fund -- Class 2     2003        1.000           1.448                   4,729
   Shares (5/03)............................................

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2003        0.792           1.032               1,284,964
                                                               2002        1.000           0.792                 508,837

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/99).........   2003        0.649           0.818              17,162,302
                                                               2002        0.848           0.649              16,724,050
                                                               2001        0.982           0.848              16,104,947
                                                               2000        1.098           0.982              10,807,508
                                                               1999        1.000           1.098               3,460,443

   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (7/02)....................................   2003        0.758           1.047                 218,067
                                                               2002        1.000           0.758                  58,025

   Salomon Brothers Variable Growth & Income Fund --
   Class I Shares (7/02)....................................   2003        0.800           1.027                  92,062
                                                               2002        1.000           0.800                  30,873

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2003        0.839           0.941              15,303,712
                                                               2002        0.911           0.839              15,615,584
                                                               2001        0.972           0.911              12,635,819
                                                               2000        1.000           0.972               5,246,201

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2003        0.647           0.805               2,239,125
                                                               2002        0.931           0.647               2,609,664
                                                               2001        1.135           0.931               3,200,999
                                                               2000        1.000           1.135               2,447,663

   Global Technology Portfolio -- Service Shares (5/00).....   2003        0.242           0.349               7,245,233
                                                               2002        0.415           0.242               7,815,420
                                                               2001        0.672           0.415               9,044,726
                                                               2000        1.000           0.672               7,604,465

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2003        0.446           0.544              19,761,719
                                                               2002        0.609           0.446              22,039,418

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Worldwide Growth Portfolio -- Service Shares  (continued)   2001        0.798           0.609              22,841,930
                                                               2000        1.000           0.798              13,421,744

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03).............   2003        1.000           1.336                   3,334

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03).......................   2003        1.000           1.244                  26,228

   Mid-Cap Value Portfolio (6/03)...........................   2003        1.000           1.260                  50,353

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.048                 303,900

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.132           1.173              20,011,288
                                                               2002        1.053           1.132              23,164,168
                                                               2001        1.000           1.053               5,336,214

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (7/01)   2003        0.560           0.728                 449,770
                                                               2002        0.806           0.560                 392,678
                                                               2001        1.000           0.806                 154,441

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.696           0.882               2,150,730
                                                               2002        0.857           0.696               2,571,497
                                                               2001        1.000           0.857                 999,717

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/01).   2003        0.877           1.295               2,238,115
                                                               2002        1.088           0.877               2,277,647
                                                               2001        1.000           1.088                 816,572

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)...........................   2003        1.130           1.549              14,439,056
                                                               2002        1.529           1.130              14,322,306
                                                               2001        1.522           1.529              12,398,140
                                                               2000        1.305           1.522               5,750,512

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   All Cap Fund -- Class I  (continued).....................   1999        1.084           1.305               2,802,945
                                                               1998        1.000           1.084               1,220,503

   Investors Fund -- Class I (4/98).........................   2003        0.923           1.204              18,163,714
                                                               2002        1.216           0.923              19,758,109
                                                               2001        1.287           1.216              19,646,073
                                                               2000        1.132           1.287              12,889,045
                                                               1999        1.029           1.132               8,670,638
                                                               1998        1.000           1.029               3,232,444

   Large Cap Growth Fund -- Class I (7/02)..................   2003        0.800           1.140                 531,134
                                                               2002        1.000           0.800                  37,706

   Small Cap Growth Fund -- Class I (5/00)..................   2003        0.581           0.853               6,425,059
                                                               2002        0.903           0.581               5,433,439
                                                               2001        0.987           0.903               4,642,573
                                                               2000        1.000           0.987               2,056,506

The Travelers Series Trust
   Convertible Securities Portfolio (5/98)..................   2003        1.165           1.450              10,930,899
                                                               2002        1.270           1.165              12,056,558
                                                               2001        1.299           1.270              12,986,021
                                                               2000        1.170           1.299               7,553,759
                                                               1999        1.000           1.170               2,431,429
                                                               1998        1.000           1.000                 414,907

   Disciplined Mid Cap Stock Portfolio (6/97)...............   2003        1.417           1.869               8,080,624
                                                               2002        1.677           1.417               8,864,245
                                                               2001        1.773           1.677               8,489,614
                                                               2000        1.541           1.773               8,454,275
                                                               1999        1.377           1.541               6,716,626
                                                               1998        1.195           1.377               5,142,990
                                                               1997        1.000           1.195               1,668,733

   Equity Income Portfolio (12/96)..........................   2003        1.291           1.670              31,475,807
                                                               2002        1.521           1.291              34,048,347
                                                               2001        1.652           1.521              37,812,927
                                                               2000        1.535           1.652              37,849,058
                                                               1999        1.484           1.535              35,687,217
                                                               1998        1.339           1.484              25,733,333

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Equity Income Portfolio  (continued).....................   1997        1.026           1.339               6,719,150
                                                               1996        1.000           1.026                  30,196

   Federated High Yield Portfolio (1/97)....................   2003        1.114           1.345              17,386,355
                                                               2002        1.089           1.114              17,457,622
                                                               2001        1.084           1.089              18,647,220
                                                               2000        1.196           1.084              19,736,049
                                                               1999        1.177           1.196              22,260,856
                                                               1998        1.140           1.177              18,811,555
                                                               1997        1.000           1.140               4,566,993

   Federated Stock Portfolio (1/97).........................   2003        1.266           1.593               9,198,349
                                                               2002        1.592           1.266              10,775,970
                                                               2001        1.588           1.592              12,221,263
                                                               2000        1.552           1.588              13,157,332
                                                               1999        1.494           1.552              14,406,177
                                                               1998        1.285           1.494              11,892,034
                                                               1997        1.000           1.285               3,816,999
                                                               1997        1.000           1.000                      --

   Large Cap Portfolio (12/96)..............................   2003        1.111           1.366              23,324,386
                                                               2002        1.459           1.111              27,044,542
                                                               2001        1.790           1.459              31,933,410
                                                               2000        2.123           1.790              34,231,282
                                                               1999        1.665           2.123              28,051,763
                                                               1998        1.245           1.665              15,040,703
                                                               1997        1.023           1.245               4,815,858
                                                               1996        1.000           1.023                   7,800

   Lazard International Stock Portfolio (12/96).............   2003        0.796           1.010              22,629,357
                                                               2002        0.928           0.796              26,640,453
                                                               2001        1.275           0.928              31,145,128
                                                               2000        1.460           1.275              30,394,514
                                                               1999        1.216           1.460              25,226,349
                                                               1998        1.095           1.216              17,270,810
                                                               1997        1.027           1.095               5,694,288
                                                               1996        1.000           1.027                   5,702

   Merrill Lynch Large Cap Core Portfolio (5/98)............   2003        0.675           0.807               1,272,971
                                                               2002        0.915           0.675               1,529,363

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio  (continued)......   2001        1.197           0.915               2,090,679
                                                               2000        1.285           1.197               1,772,277
                                                               1999        1.054           1.285                 669,474
                                                               1998        1.000           1.054                 211,400

   MFS Emerging Growth Portfolio (12/96)....................   2003        0.889           1.132              18,275,885
                                                               2002        1.371           0.889              20,932,892
                                                               2001        2.179           1.371              25,825,528
                                                               2000        2.766           2.179              29,190,353
                                                               1999        1.587           2.766              22,881,721
                                                               1998        1.198           1.587              15,538,984
                                                               1997        1.004           1.198               4,218,974
                                                               1996        1.000           1.004                  31,886

   MFS Mid Cap Growth Portfolio (4/98)......................   2003        0.653           0.883              14,200,226
                                                               2002        1.295           0.653              14,799,098
                                                               2001        1.721           1.295              16,854,809
                                                               2000        1.595           1.721              14,558,647
                                                               1999        0.985           1.595               4,760,902
                                                               1998        1.000           0.985                 965,761

   Pioneer Fund Portfolio (8/03)............................   2003        1.000           1.217                  12,842

   Travelers Quality Bond Portfolio (12/96).................   2003        1.311           1.383              28,033,537
                                                               2002        1.257           1.311              32,768,047
                                                               2001        1.190           1.257              35,205,769
                                                               2000        1.128           1.190              26,960,877
                                                               1999        1.131           1.128              26,069,226
                                                               1998        1.057           1.131              15,435,236
                                                               1997        1.001           1.057               3,137,736
                                                               1996        1.000           1.001                  95,203

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (10/00)...............   2003        0.442           0.563               3,054,095
                                                               2002        0.588           0.442               2,972,707
                                                               2001        0.783           0.588               2,101,669

   MFS Total Return Portfolio (1/97)........................   2003        1.397           1.606              53,094,881
                                                               2002        1.496           1.397              56,799,647
                                                               2001        1.517           1.496              58,954,968

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   MFS Total Return Portfolio  (continued)..................   2000        1.319           1.517              53,326,538
                                                               1999        1.303           1.319              54,290,552
                                                               1998        1.183           1.303              42,017,841
                                                               1997        1.000           1.183               9,959,634
                                                               1997        1.000           1.000                      --

   Pioneer Strategic Income Portfolio (12/96)...............   2003        1.116           1.316               3,908,585
                                                               2002        1.069           1.116               4,569,590
                                                               2001        1.040           1.069               5,471,566
                                                               2000        1.059           1.040               5,247,966
                                                               1999        1.062           1.059               4,489,463
                                                               1998        1.070           1.062               3,797,291
                                                               1997        1.007           1.070               1,132,608
                                                               1996        1.000           1.007                   3,300

   Strategic Equity Portfolio (12/96).......................   2003        0.988           1.291              34,083,675
                                                               2002        1.508           0.988              39,829,841
                                                               2001        1.765           1.508              49,964,273
                                                               2000        2.189           1.765              55,775,319
                                                               1999        1.679           2.189              47,167,905
                                                               1998        1.319           1.679              31,011,054
                                                               1997        1.037           1.319               8,259,362
                                                               1996        1.000           1.037                   2,250

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2003        0.814           1.049              13,579,574
                                                               2002        1.024           0.814              13,051,055
                                                               2001        1.069           1.024               8,766,086

   Enterprise Portfolio -- Class II Shares (12/00)..........   2003        0.542           0.672               2,465,279
                                                               2002        0.781           0.542               2,652,351
                                                               2001        0.997           0.781               2,530,977

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (5/00).........   2003        0.710           0.897              12,297,582
                                                               2002        0.796           0.710              10,767,860
                                                               2001        0.923           0.796               8,215,904

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (6/01)...........................................   2003        0.614           0.756                 784,129
                                                               2002        0.673           0.614               1,029,633
                                                               2001        0.957           0.673                 101,442

   Mid Cap Portfolio -- Service Class 2 (1/01)..............   2003        0.887           1.209               5,739,048
                                                               2002        0.999           0.887               4,832,433
                                                               2001        1.050           0.999               1,308,941


                                      NOTES

Effective March 31, 2003, Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003, Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003, The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003, The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective September 15, 2003, The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003, The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Travelers Series Fund Inc.: Putnam Diversified Income Portfolio is no longer available to new contract owners.

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Equity Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                  The Insurance Company
                  Principal Underwriter
                  Distribution and Principal Underwriting Agreement Valuation of Assets
                  Federal Tax Considerations
                  Independent Accountants
                  Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life and Annuity at One Cityplace, 3CP Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20686S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20687S.

Name:
             -------------------------------------------------------------------

Address:
             -------------------------------------------------------------------


             -------------------------------------------------------------------

L-21270                                                              May 3, 2004

           TRAVELERS LIFE & ANNUITY ACCESS SELECT ANNUITY PROSPECTUS:

                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY ACCESS SELECT ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                        SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
Money Market Portfolio                                              All Cap Fund -- Class I
AIM VARIABLE INSURANCE FUNDS, INC.                                  Investors Fund -- Class I
   AIM V.I. Premier Equity Fund -- Series I                      THE TRAVELERS SERIES TRUST
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                Convertible Securities Portfolio
   AllianceBernstein Premier Growth Portfolio -- Class B            Disciplined Mid Cap Stock Portfolio
DELAWARE VIP TRUST                                                  Equity Income Portfolio
   Delaware VIP REIT Series -- Standard Class                       Federated High Yield Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                    Federated Stock Portfolio
   Dreyfus Variable Investment Fund -- Appreciation                 Large Cap Portfolio
     Portfolio -- Initial Shares                                    Lazard International Stock Portfolio
   Dreyfus Variable Investment Fund -- Developing Leaders           MFS Emerging Growth Portfolio
     Portfolio -- Initial Shares                                    MFS Mid Cap Growth Portfolio
GREENWICH STREET SERIES FUND                                        Travelers Quality Bond Portfolio
   Appreciation Portfolio                                        TRAVELERS SERIES FUND INC.
   Equity Index Portfolio -- Class II Shares                        AIM Capital Appreciation Portfolio
   Fundamental Value Portfolio                                      MFS Total Return Portfolio
JANUS ASPEN SERIES                                                  Smith Barney Aggressive Growth Portfolio
   Balanced Portfolio -- Service Shares                             Smith Barney Large Capitalization Growth Portfolio
   Global Life Sciences Portfolio -- Service Shares                 Strategic Equity Portfolio(1)
   Global Technology Portfolio -- Service Shares                 VAN KAMPEN LIFE INVESTMENT
   TRUST Worldwide Growth Portfolio -- Service Shares               Comstock Portfolio Class II Shares
PIMCO VARIABLE INSURANCE TRUST                                      Emerging Growth Portfolio Class II Shares
   Total Return Portfolio -- Administrative Class                VARIABLE INSURANCE PRODUCTS FUND II
PUTNAM VARIABLE TRUST                                               Contrafund(R) Portfolio -- Service Class 2
   Putnam VT International Equity Fund -- Class IB Shares        VARIABLE INSURANCE PRODUCTS FUND III
                                                                    Mid Cap Portfolio -- Service Class 2

--------------
 (1)   Formerly Alliance Growth Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary..........................................       3     Miscellaneous Contract Provisions...............    30
Summary...........................................       5        Right to Return..............................    30
Fee Table.........................................       8        Termination..................................    30
Condensed Financial Information...................      13        Required Reports.............................    30
The Annuity Contract..............................      13        Suspension of Payments.......................    30
   Contract Owner Inquiries.......................      14     The Separate Accounts...........................    30
   Purchase Payments..............................      14        Performance Information......................    31
   Accumulation Units.............................      14     Federal Tax Considerations..........................31
   The Variable Funding Options...................      14        General Taxation of Annuities....................31
Fixed Account.....................................      18        Types of Contracts: Qualified
Charges and Deductions............................      18          and Non-qualified..............................32
   General........................................      18        Qualified Annuity Contracts......................32
   Administrative Charges.........................      19          Taxation of Qualified Annuity
   Mortality and Expense Risk Charge..............      19            Contracts....................................32
   Variable Funding Option Expenses...............      19          Mandatory Distributions for
   Premium Tax....................................      20            Qualified Plans..............................32
   Changes in Taxes Based upon                                    Non-qualified Annuity Contracts..................32
     Premium or Value.............................      20          Diversification Requirements for
Transfers.........................................      20            Variable Annuities...........................33
   Dollar Cost Averaging..........................      21          Ownership of the Investments...................33
Access to Your Money..............................      22          Taxation of Death Benefit Proceeds.............33
   Systematic Withdrawals.........................      22        Other Tax Considerations.........................34
   Loans..........................................      22          Treatment of Charges for Optional
Ownership Provisions..............................      22            Benefits.....................................34
   Types of Ownership.............................      22          Penalty Tax for Premature Distribution.........34
     Contract Owner...............................      22          Puerto Rico Tax Considerations.................34
     Beneficiary..................................      23          Non-Resident Aliens........................    34
     Annuitant....................................      23     Other Information...............................    34
Death Benefit.....................................      23        The Insurance Companies......................    34
   Death Proceeds before the Maturity Date........      23        Financial Statements.........................    35
   Payment of Proceeds............................      24        Distribution of Variable Annuity
   Beneficiary Contract Continuance...............      26          Contracts..................................    35
   Planned Death Benefit..........................      26        Conformity with State and Federal Laws.......    36
   Death Proceeds after the Maturity Date.........      27        Voting Rights................................    36
The Annuity Period................................      27        Restrictions on Financial Transactions.......    36
   Maturity Date..................................      27        Legal Proceedings and Opinions...............    36
   Allocation of Annuity..........................      27     Appendix A: Condensed Financial
   Variable Annuity...............................      27        Information for The Travelers
   Fixed Annuity..................................      28        Fund ABD.....................................   A-1
Payment Options...................................      28     Appendix B: Condensed Financial
   Election of Options............................      28        Information for The Travelers Fund
   Annuity Options................................      29        ABD II.......................................   B-1
   Income Options.................................      29     Appendix C: The Fixed Account...................   C-1
   Variable Liquidity Benefit.....................      29     Appendix D: Contents of the Statement
                                                                  of Additional Information....................   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                 TRAVELERS LIFE & ANNUITY ACCESS SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). of The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities ("Fund ABD"); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants the age of 85 or younger as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE....................       $30(1)

ANNUAL SEPARATE ACCOUNT CHARGES

(as a percentage of the average daily net assets of the Separate Account)

             Mortality & Expense Risk Charge......................      1.25%
             Administrative Expense Charge........................      0.15%
                                                                     ---------
                Total Annual Separate Account Charges.............      1.40%

(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.42%                          1.81%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                 MANAGEMENT       (12b-1)       OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
------------------               -----------    ------------- ---------   ------------  ----------------     -----------
Capital Appreciation Fund.....      0.75%            --          0.07%       0.82%             --                0.82%(8)
Money Market Portfolio........
                                    0.32%            --          0.10%       0.42%             --                0.42%(1)(13)
AIM VARIABLE INSURANCE FUNDS,
   INC.
   AIM V.I. Premier Equity
     Fund -- Series I.........      0.61%            --          0.24%       0.85%             --                0.85%

ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Premier
     Growth Portfolio --
     Class B*.................      1.00%          0.25%         0.05%       1.30%             --                --(2)



                                               DISTRIBUTION                                CONTRACTUAL       NET TOTAL
                                                  AND/OR                   TOTAL ANNUAL     FEE WAIVER        ANNUAL
                                 MANAGEMENT   SERVICE (12b-1)   OTHER        OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES       EXPENSES    REIMBURSEMENT      EXPENSES
------------------               -----------    ------------- ---------   ------------  ----------------     -----------
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio+...............     1.25%            --           0.56%         1.81%            --               --(13)

DELAWARE VIP TRUST
   Delaware VIP REIT Series
     -- Standard Class.......      0.75%            --           0.11%         0.86%            --               0.86%(3)

DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares.......      0.75%            --           0.05%         0.80%            --               0.80%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares..................      0.75%            --           0.07%         0.82%            --               0.82%

GREENWICH STREET SERIES FUND
   Appreciation Portfolio....      0.75%            --           0.02%         0.77%            --               0.77%
   Diversified Strategic
     Income Portfolio+.......      0.65%            --           0.11%         0.76%            --               0.76%
   Equity Index Portfolio --
     Class II Shares*........      0.31%           0.25%         0.04%         0.60%            --               0.60%
   Fundamental Value Portfolio     0.75%            --           0.02%         0.77%            --               0.77%

JANUS ASPEN SERIES

   Balanced Portfolio --
     Service Shares*.........      0.65%           0.25%         0.02%         0.92%            --               0.92%
   Global Life Sciences
     Portfolio -- Service
     Shares*.................      0.65%           0.25%         0.32%         1.22%            --               1.22%
   Global Technology
     Portfolio -- Service
     Shares*.................      0.65%           0.25%         0.20%         1.10%            --               1.10%
   Worldwide Growth Portfolio
     -- Service Shares*......      0.65%           0.25%         0.06%         0.96%            --               0.96%

PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --
     Administrative Class*...      0.25%           0.15%         0.26%         0.66%          0.01%              0.65%(4)

PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*+     0.70%           0.25%         0.86%         1.81%            --               1.81%(5)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*.................      0.77%           0.25%         0.22%         1.24%            --               1.24%(5)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I...      0.85%            --           0.13%         0.98%            --               0.98%
   Investors Fund -- Class I.      0.70%            --           0.12%         0.82%            --               0.82%

THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio...............      0.60%            --           0.18%         0.78%            --               0.78%(6)
   Disciplined Mid Cap Stock
     Portfolio...............      0.70%            --           0.12%         0.82%            --               0.82%(7)
   Equity Income Portfolio...      0.75%            --           0.12%         0.87%            --               0.87%(7)
   Federated High Yield
     Portfolio...............      0.65%            --           0.25%         0.90%            --               0.90%(7)
   Federated Stock Portfolio.      0.63%            --           0.28%         0.91%            --               0.92%(7)
   Large Cap Portfolio.......      0.75%            --           0.11%         0.86%            --               0.86%(7)


                                               DISTRIBUTION                                CONTRACTUAL       NET TOTAL
                                                  AND/OR                   TOTAL ANNUAL    FEE WAIVER         ANNUAL
                                 MANAGEMENT   SERVICE (12b-1)    OTHER       OPERATING   AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES       EXPENSES    REIMBURSEMENT      EXPENSES
------------------               -----------    ------------- ---------   ------------  ----------------     -----------
   Lazard International Stock      0.83%            --           0.17%        1.00%            --                1.00%(8)
     Portfolio..............
   MFS Emerging Growth
     Portfolio..............       0.75%            --           0.14%        0.89%            --                0.89%(7)
   MFS Mid Cap Growth
     Portfolio..............       0.80%            --           0.12%        0.92%            --                0.92%(9)
   Travelers Quality Bond
     Portfolio...............      0.32%            --           0.11%        0.43%            --                0.43%(10)

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................     0.80%            --           0.05%        0.85%            --                0.85%
   MFS Total Return Portfolio.     0.80%            --           0.02%        0.82%            --                0.82%
   Smith Barney Aggressive
     Growth Portfolio.........     0.80%            --           0.02%        0.82%            --                0.82%
   Smith Barney Large
     Capitalization Growth
     Portfolio................     0.75%            --           0.04%        0.79%            --                0.79%
   Strategic Equity Portfolio.     0.80%            --           0.04%        0.84%            --                0.84%

VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II Shares*...............     0.60%           0.25%         0.05%        0.90%            --                0.90%
   Emerging Growth Portfolio
     Class II Shares*.........     0.70%           0.25%         0.07%        1.02%            --                1.02%

VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class 2*.........     0.58%           0.25%         0.10%        0.93%            --                --(11)

VARIABLE INSURANCE PRODUCTS
   FUND III
   Mid Cap Portfolio --
     Service Class 2*.........     0.58%           0.25%         0.12%        0.95%            --                --(12)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 +     Closed to new investors.

NOTES

(1) Fund has a voluntary waiver of 0.40%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(2) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

(3) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(4) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

(6) Fund has a voluntary waiver of 0.80%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(7) Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(8) Fund has a voluntary waiver of 1.25%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(9) Fund has a voluntary waiver of 1.00%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(10) Fund has a voluntary waiver of 0.75%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(11) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

(12) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(13) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.


                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
        --------------                                                          ------------------------  ------------------------
        Credit Suisse Trust Emerging Market Portfolio......................             0.41%                     1.40%
        Contrafund(R)Portfolio -- Service Class 2..........................             0.03%                     0.90%
        Mid Cap Portfolio -- Service Class 2...............................             0.02%                     0.93%
        Money Market Portfolio.............................................             0.02%                     0.40%

EXAMPLE

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge and are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN            ANNUITIZED AT THE END OF PERIOD SHOWN
                                          -------- -----------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS  5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                          -------- ------------------ ----------  ----------------------------  ---------
Underlying Fund with Minimum Total          187      578      994       2156        187       578       994       2156
Annual Operating Expenses..............
Underlying Fund with Maximum Total
Annual Operating Expenses+.............     326      994      1687      3529        326       994      1687       3529

--------------
 +     Closed to new investors.

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Life & Annuity Access Select Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your contract value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access you contract value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants the age of 85 or younger as of the Contract Date.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation, tenure and brand recognition, performance and the capability and qualification of each sponsoring investment advisory firm. Another factor the Company considers during the initial selection process of an Underlying Fund is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company and/or its affiliate for providing administrative, marketing and other support services for the Underlying Fund.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund if the Company determines the Underlying Fund no longer meets the criteria and/or if the Underlying Fund has not attracted significant client assets. In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As mentioned above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other Contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Funds may vary in amount and may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are deducted from an Underlying Fund's assets as part of its Total Annual Operating Expenses. The arrangements may vary for each Underlying Fund.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:



               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund           Travelers Asset Management
                                           normally invests in equity securities       International Company LLC
                                           of issuers of any size and in any           ("TAMIC")
                                           industry.                                   Subadviser: Janus Capital Corp.
                                                                                       ("Janus Capital")

Money Market Portfolio                     Seeks high current return with              TAMIC
                                           preservation of capital and liquidity.
                                           The Fund normally invests in
                                           high-quality short term money market
                                           instruments.

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund --         Seeks to achieve long term growth of        A I M Advisers, Inc.
     Series I                              capital. Income is a secondary
                                           objective. The Fund normally invests
                                           in equity securities, including
                                           convertible securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund           Alliance Capital Management L.P.
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.

CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging            Seeks long term growth of capital. The      Credit Suisse Asset Management,
     Market Portfolio+                     Fund normally invests in equity             LLC
                                           securities of companies located in, or      Subadviser: Credit Suisse Asset
                                           conducting a majority of their              Management Limited
                                           business, in emerging markets.

DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term          Delaware Management Company
     Standard Class                        total return with capital appreciation      ("Delaware")
                                           as a secondary objective. The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders (REITS).



               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund        Seeks long term capital growth              The Dreyfus Corporation
     -- Appreciation Portfolio --          consistent with the preservation of         ("Dreyfus")
     Initial Shares                        capital. Current income is a secondary      Subadviser: Fayez Sarofim & Co.
                                           objective. The Fund normally invests
                                           in common stocks of established
                                           companies.

   Dreyfus Variable Investment Fund        Seeks to maximize capital                   Dreyfus
     -- Developing Leaders Portfolio       appreciation. The Fund normally
     -- Initial Shares                     invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.

GREENWICH STREET SERIES FUND
   Appreciation Portfolio                  Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                           capital. The Fund normally invests in       ("SBFM")
                                           equity securities of U.S. companies.

   Diversified Strategic Income            Seeks high current income. The Fund         SBFM
     Portfolio+                            normally invests in fixed income            Subadviser: Smith Barney Global
                                           securities.                                 Capital Management, Inc.

   Equity Index Portfolio -- Class II      Seeks investment results that, before       The Travelers Investment
     Shares                                expenses, correspond to the price and       Management Company ("TIMCO")
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Fundamental Value Portfolio             Seeks long-term capital growth.             SBFM
                                           Current income is a secondary
                                           consideration. The Fund normally
                                           invests in common stocks, and common
                                           stock equivalents of companies,
                                           believed to be undervalued.

JANUS ASPEN SERIES
   Balanced Portfolio -- Service           Seeks long term capital growth,             Janus Capital
     Shares                                consistent with preservation of
                                           capital and balanced by current
                                           income. The Fund normally invests in
                                           common stocks selected for their
                                           growth potential and other securities
                                           selected for their income potential.

   Global Life Sciences Portfolio --       Seeks long-term growth of capital. The      Janus Capital
     Service Shares                        Fund normally invests in securities of
                                           companies with a life science (e.g.
                                           health, personal care,
                                           pharmaceuticals) orientation.

   Global Technology Portfolio --          Seeks long-term growth of capital. The      Janus Capital
     Service Shares                        Fund normally invests in securities of
                                           companies that are expected to benefit
                                           from advances or improvements in
                                           technology.

   Worldwide Growth Portfolio --           Seeks growth of capital in a manner         Janus Capital
     Service Shares                        consistent with the preservation of
                                           capital. The Fund normally invests in
                                           the common stocks of companies of any
                                           size throughout the world.

PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.

PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                      Fund normally invests in the common         ("Putnam")
                                           stocks of U.S. companies believed to
                                           be fast-growing and whose earnings are
                                           likely to increase over time.
   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam
     Fund -- Class IB Shares               normally invests in common stocks of
                                           companies outside the U S.


              FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                           normally invests in common stocks and       ("SBAM")
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio        Seeks current income and capital            TAMIC
                                           appreciation. The Fund normally
                                           invests in convertible securities.

   Disciplined Mid Cap Stock Portfolio     Seeks growth of capital. The Fund           TAMIC
                                           normally invests in the equity              Subadviser: TIMCO
                                           securities of companies with mid-size
                                           market capitalizations.

   Equity Income Portfolio                 Seeks reasonable income. The Fund           TAMIC
                                           normally invests in equity securities       Subadviser: Fidelity Management &
                                           with a focus on income producing            Research Company ("FMR")
                                           equities.

   Federated High Yield Portfolio          Seeks high current income. The Fund         TAMIC
                                           normally invests in below                   Subadviser: Federated Investment
                                           investment-grade bonds and debt             Management Company
                                           securities.

   Federated Stock Portfolio               Seeks growth of income and capital.         TAMIC
                                           The Fund normally invests in equity         Subadviser: Federated Equity
                                           securities that are selected on the         Management Company of Pennsylvania
                                           basis of traditional research
                                           techniques.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Lazard Asset
                                           of non-U.S. domiciled companies             Management
                                           located in developed markets.

   MFS Emerging Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in common stock       Subadviser: Massachusetts
                                           and related securities of emerging          Financial Services ("MFS")
                                           growth companies.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization that are
                                           believed to have above average growth
                                           potential.

   Travelers Quality Bond Portfolio        Seeks current income and total return       TAMIC
                                           with moderate capital volatility. The
                                           Fund normally invests in
                                           investment-grade bonds and debt
                                           securities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser:  AIM Capital
                                           from new products, services or              Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.



               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Smith Barney Aggressive Growth          Seeks long-term capital appreciation.       SBFM
     Portfolio                             The Fund normally invests in common
                                           stocks of companies that are
                                           experiencing, or are expected to
                                           experience, growth in earnings.

   Smith Barney Large Capitalization       Seeks long term growth of capital. The      SBFM
     Growth Portfolio                      Fund normally invests in equities, or
                                           similar securities, of companies with
                                           large market capitalizations.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in the equity              Subadviser: FMR
                                           securities, primarily in common stocks
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.

VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares      Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                           Fund normally invests in common and         ("Van Kampen")
                                           preferred stocks, and convertible
                                           securities, of well established
                                           undervalued companies.

   Emerging Growth Portfolio Class II      Seeks capital appreciation. The Fund        Van Kampen
     Shares                                normally invests in common stocks of
                                           emerging growth companies.

VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R)Portfolio -- Service        Seeks long term capital appreciation.       FMR
     Class 2                               The Fund normally invests in common
                                           stocks of companies whose value may
                                           not be fully recognized by the public.

VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service Class      Seeks long term growth of capital. The      FMR
     2                                     Fund normally invests in common stocks
                                           of companies with medium market
                                           capitalizations.


--------------
 +     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o      the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent and

       o      other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct the contract administrative charge from the Fixed Account or:

       (1)    from the distribution of death proceeds

       (2)    after an annuity payout has begun or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

       o      the dollar amount you request to transfer;

       o      the number of transfers you made within the previous three months;

       o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

       o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

       o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

       o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. Programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable period. Under each Program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any outstanding loans and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Cccount, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of beneficiary contract continuance. ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans not previously deducted:

       (1)    your Contract Value on the Death Report Date;

       (2)    the total Purchase Payments made under your Contract; or

       (3) the Contract Value on the latest fifth Contract year anniversary immediately preceding the Death Report Date.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans:

       (1) your Contract Value on the Death Report Date;

       (2) the total Purchase Payments made under your Contract; or

       (3) the Contract Value on the latest fifth Contract year anniversary occurring on or before the Annuitant's 75th birthday.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    MANDATORY PAYOUT
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                  RULES APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless, the elects to continue the        Yes
(WITH NO JOINT OWNER)                  or if none, to the           Contract rather than receive the
                                       CONTRACT OWNER'S estate.     distribution.
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT) (WITH     The beneficiary (ies),       Unless, the beneficiary elects to         Yes
NO JOINT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS NOT THE            The surviving joint          Unless the surviving joint owner          Yes
ANNUITANT)                             owner.                       elects to continue the Contract
                                                                    rather than receive the
                                                                    distribution..
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE                      The beneficiary (ies),       Unless, the beneficiary/surviving         Yes
ANNUITANT)                             or if none, to the           joint elects to continue the
                                       surviving joint owner.       Contract rather than receive the
                                                                    distribution.
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE CONTRACT         The beneficiary (ies),       Unless the elects to continue the         Yes
OWNER)                                 or if none, to the           Contract rather than receive the
                                       CONTRACT OWNER.              distribution.

                                                                    Or, unless there is a CONTINGENT
                                                                    ANNUITANT. Then, the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT
                                                                    and the Contract continues in
                                                                    effect (generally using the
                                                                    original Maturity Date). The
                                                                    proceeds will then be paid upon
                                                                    the death of the CONTINGENT
                                                                    ANNUITANT owner.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         The death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NONNATURAL ENTITY/TRUST)               or if none, to the owner                                               ANNUITANT is
                                                                                                              treated as death
                                                                                                              of the owner in
                                                                                                              these
                                                                                                              circumstances.)
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------



                               QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
     BEFORE THE MATURITY DATE,             THE COMPANY WILL         UNLESS. . .                                MANDATORY PAYOUT
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                                                    RULES APPLY*
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT                   The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    take a loan

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy; or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE

Under the Contract, you can receive regular payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income option payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------
ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Contract Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------
The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund ABD and Fund ABD II, respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the

Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Citigroup Global Market (f/k/a Smith Barney), an affiliate of the Company and TDLLC. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.40%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------   ---------------   -----------------
   Capital Appreciation Fund (4/97).........................   2003        1.285           1.583              26,729,382
                                                               2002        1.739           1.285              30,628,302
                                                               2001        2.387           1.739              37,797,218
                                                               2000        3.098           2.387              37,804,248
                                                               1999        2.046           3.098              25,971,911
                                                               1998        1.283           2.046              10,561,314
                                                               1997        1.032           1.283                 870,525
                                                               1996        1.000           1.032                      --

   Money Market Portfolio (7/97)............................   2003        1.187           1.179              26,060,260
                                                               2002        1.187           1.187              37,562,237
                                                               2001        1.160           1.187              40,133,062
                                                               2000        1.107           1.160              15,545,185
                                                               1999        1.070           1.107              16,750,270
                                                               1998        1.033           1.070               9,244,927
                                                               1997        1.000           1.033                 345,682

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund  Series I (9/00)............   2003        0.519           0.640               6,961,089
                                                               2002        0.755           0.519               7,491,542
                                                               2001        0.875           0.755               7,280,717
                                                               2000        1.000           0.875               1,020,328

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (5/00)...........................................   2003        0.436           0.531              15,968,585
                                                               2002        0.640           0.436              18,860,012
                                                               2001        0.786           0.640              21,249,041
                                                               2000        1.000           0.786               8,906,509

Credit Suisse Trust
   Emerging Markets Portfolio (6/98)........................   2003        0.688           0.970               2,025,657
                                                               2002        0.789           0.688               2,659,825
                                                               2001        0.886           0.789               2,463,748

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------   ---------------   -----------------
   Emerging Markets Portfolio  (continued)..................   2000        1.313           0.886               2,477,705
                                                               1999        0.734           1.313                 892,012
                                                               1998        1.000           0.734                 223,688

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/98)........   2003        1.240           1.639               4,631,163
                                                               2002        1.203           1.240               4,187,869
                                                               2001        1.121           1.203               1,959,474
                                                               2000        0.866           1.121                 732,010
                                                               1999        0.901           0.866                 357,910
                                                               1998        1.000           0.901                  96,983

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (5/98)............................................   2003        0.880           1.051              10,276,258
                                                               2002        1.071           0.880              10,947,330
                                                               2001        1.198           1.071              11,107,345
                                                               2000        1.223           1.198              10,147,802
                                                               1999        1.112           1.223               7,840,789
                                                               1998        1.000           1.112               2,937,245

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (5/98)............................................   2003        0.872           1.133              13,746,841
                                                               2002        1.094           0.872              13,477,877
                                                               2001        1.182           1.094              11,594,005
                                                               2000        1.058           1.182               6,798,006
                                                               1999        0.871           1.058               3,387,052
                                                               1998        1.000           0.871               1,435,805

Greenwich Street Series Fund
   Appreciation Portfolio (6/97)............................   2003        1.082           1.329              16,954,979
                                                               2002        1.330           1.082              16,582,644
                                                               2001        1.405           1.330              13,756,405
                                                               2000        1.431           1.405               9,922,836
                                                               1999        1.283           1.431               6,935,912
                                                               1998        1.092           1.283               3,710,315
                                                               1997        1.000           1.092                 506,282

   Diversified Strategic Income Portfolio (6/97)............   2003        1.176           1.296              10,456,243
                                                               2002        1.138           1.176              10,925,399

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------   ---------------   -----------------
   Diversified Strategic Income Portfolio  (continued)......   2001        1.118           1.138              12,784,586
                                                               2000        1.103           1.118              11,430,969
                                                               1999        1.100           1.103              10,783,437
                                                               1998        1.048           1.100               7,076,327
                                                               1997        1.000           1.048                 733,829

   Equity Index Portfolio -- Class II Shares (6/99).........   2003        0.649           0.818              15,860,350
                                                               2002        0.848           0.649              15,365,066
                                                               2001        0.982           0.848              13,010,004
                                                               2000        1.098           0.982               4,272,617
                                                               1999        1.000           1.098                 753,819

   Fundamental Value Portfolio (5/98).......................   2003        0.987           1.350              26,495,994
                                                               2002        1.272           0.987              27,230,503
                                                               2001        1.362           1.272              17,065,180
                                                               2000        1.146           1.362               4,380,339
                                                               1999        0.953           1.146               1,958,751
                                                               1998        1.000           0.953                 708,254

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2003        0.839           0.941              14,072,516
                                                               2002        0.911           0.839              14,830,766
                                                               2001        0.972           0.911              13,475,207
                                                               2000        1.000           0.972               4,934,773

   Global Life Sciences Portfolio --
   Service Shares (5/00)....................................   2003        0.647           0.805               3,630,574
                                                               2002        0.931           0.647               3,729,488
                                                               2001        1.135           0.931               4,102,883
                                                               2000        1.000           1.135               1,951,454

   Global Technology Portfolio --
   Service Shares (5/00)....................................   2003        0.242           0.349              10,039,692
                                                               2002        0.415           0.242              11,940,339
                                                               2001        0.672           0.415              10,706,223
                                                               2000        1.000           0.672               5,661,986

   Worldwide Growth Portfolio --
   Service Shares (5/00)....................................   2003        0.446           0.544              13,388,686
                                                               2002        0.609           0.446              15,628,277
                                                               2001        0.798           0.609              16,824,804
                                                               2000        1.000           0.798               7,908,763

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------   ---------------   -----------------
PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.132           1.173              20,769,372
                                                               2002        1.053           1.132              20,028,983
                                                               2001        1.000           1.053               4,888,796

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        0.560           0.728                 310,382
                                                               2002        0.806           0.560                 299,898
                                                               2001        1.000           0.806                 269,501

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.696           0.882               1,956,203
                                                               2002        0.857           0.696               3,980,191
                                                               2001        1.000           0.857               1,555,346

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2003        1.130           1.549              11,935,706
                                                               2002        1.529           1.130              11,108,929
                                                               2001        1.522           1.529               5,065,288

   Investors Fund -- Class I (6/98).........................   2003        0.923           1.204              18,513,035
                                                               2002        1.216           0.923              19,285,141
                                                               2001        1.287           1.216              15,853,833
                                                               2000        1.132           1.287               7,090,936
                                                               1999        1.029           1.132               3,905,967
                                                               1998        1.000           1.029               1,764,644

The Travelers Series Trust
   Convertible Securities Portfolio (5/98)..................   2003        1.165           1.450              10,925,597
                                                               2002        1.270           1.165              11,385,903
                                                               2001        1.299           1.270               9,680,620
                                                               2000        1.170           1.299               3,349,925
                                                               1999        1.000           1.170               1,137,997
                                                               1998        1.000           1.000                 458,699

   Disciplined Mid Cap Stock Portfolio (6/97)...............   2003        1.417           1.869               5,505,923
                                                               2002        1.677           1.417               5,642,651
                                                               2001        1.773           1.677               5,089,354
                                                               2000        1.541           1.773               3,629,362

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------   ---------------   -----------------
   Disciplined Mid Cap Stock Portfolio  (continued).........   1999        1.377           1.541               2,663,507
                                                               1998        1.195           1.377               1,425,770
                                                               1997        1.000           1.195                 120,880

   Equity Income Portfolio (5/97)...........................   2003        1.291           1.670              24,652,637
                                                               2002        1.521           1.291              25,581,166
                                                               2001        1.652           1.521              27,130,603
                                                               2000        1.535           1.652              22,535,737
                                                               1999        1.484           1.535              19,892,863
                                                               1998        1.339           1.484              12,301,819
                                                               1997        1.026           1.339                 639,656
                                                               1996        1.000           1.026                      --

   Federated High Yield Portfolio (5/97)....................   2003        1.114           1.345              11,222,864
                                                               2002        1.089           1.114              10,745,854
                                                               2001        1.084           1.089              10,746,070
                                                               2000        1.196           1.084              10,245,417
                                                               1999        1.177           1.196              10,237,038
                                                               1998        1.140           1.177               7,715,310
                                                               1997        1.000           1.140                 620,667

   Federated Stock Portfolio (5/97).........................   2003        1.266           1.593               5,608,556
                                                               2002        1.592           1.266               5,995,963
                                                               2001        1.588           1.592               6,935,446
                                                               2000        1.552           1.588               7,399,547
                                                               1999        1.494           1.552               7,710,739
                                                               1998        1.285           1.494               4,599,587
                                                               1997        1.000           1.285                 352,550

   Large Cap Portfolio (6/97)...............................   2003        1.111           1.366              19,563,576
                                                               2002        1.459           1.111              21,047,983
                                                               2001        1.790           1.459              24,478,964
                                                               2000        2.123           1.790              22,306,844
                                                               1999        1.665           2.123              15,562,311
                                                               1998        1.245           1.665               6,662,550
                                                               1997        1.023           1.245                 491,869
                                                               1996        1.000           1.023                      --

   Lazard International Stock Portfolio (5/97)..............   2003        0.796           1.010              12,049,553
                                                               2002        0.928           0.796              13,668,745

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------   ---------------   -----------------
   Lazard International Stock Portfolio  (continued)........   2001        1.275           0.928              15,755,872
                                                               2000        1.460           1.275              14,943,761
                                                               1999        1.216           1.460              10,264,070
                                                               1998        1.095           1.216               6,533,760
                                                               1997        1.027           1.095                 849,629
                                                               1996        1.000           1.027                      --

   MFS Emerging Growth Portfolio (4/97).....................   2003        0.889           1.132              13,007,533
                                                               2002        1.371           0.889              14,224,892
                                                               2001        2.179           1.371              17,469,577
                                                               2000        2.766           2.179              16,347,854
                                                               1999        1.587           2.766              11,222,748
                                                               1998        1.198           1.587               5,891,811
                                                               1997        1.004           1.198                 528,553
                                                               1996        1.000           1.004                      --

   MFS Mid Cap Growth Portfolio (4/98)......................   2003        0.653           0.883              16,234,877
                                                               2002        1.295           0.653              17,198,804
                                                               2001        1.721           1.295              17,692,810
                                                               2000        1.595           1.721              10,884,619
                                                               1999        0.985           1.595               3,220,420
                                                               1998        1.000           0.985                 696,846

   Travelers Quality Bond Portfolio (5/97)..................   2003        1.311           1.383              36,575,985
                                                               2002        1.257           1.311              38,055,248
                                                               2001        1.190           1.257              30,037,629
                                                               2000        1.128           1.190              16,565,402
                                                               1999        1.131           1.128              13,396,194
                                                               1998        1.057           1.131               9,328,606
                                                               1997        1.001           1.057                 378,758
                                                               1996        1.000           1.001                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (9/00)................   2003        0.442           0.563               4,537,981
                                                               2002        0.588           0.442               5,204,466
                                                               2001        0.783           0.588               5,177,186
                                                               2000        1.000           0.783                 980,787

   MFS Total Return Portfolio (5/97)........................   2003        1.397           1.606              42,355,172
                                                               2002        1.496           1.397              42,905,992

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------   ---------------   -----------------
   MFS Total Return Portfolio  (continued)..................   2001        1.517           1.496              38,437,801
                                                               2000        1.319           1.517              29,382,873
                                                               1999        1.303           1.319              27,173,225
                                                               1998        1.183           1.303              16,380,184
                                                               1997        1.000           1.183                 962,287

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2003        0.628           0.833              32,805,043
                                                               2002        0.945           0.628              31,569,639
                                                               2001        1.000           0.945              11,974,631

   Smith Barney Large Capitalization Growth Portfolio (5/01)   2003        0.673           0.980               4,314,762
                                                               2002        0.908           0.673               2,968,586
                                                               2001        1.000           0.908               1,184,451

   Strategic Equity Portfolio (6/97)........................   2003        0.988           1.291              22,746,591
                                                               2002        1.508           0.988              25,280,072
                                                               2001        1.765           1.508              31,918,323
                                                               2000        2.189           1.765              32,922,575
                                                               1999        1.679           2.189              25,024,627
                                                               1998        1.319           1.679              13,211,206
                                                               1997        1.037           1.319               1,062,634
                                                               1996        1.000           1.037                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2003        0.814           1.049               6,680,549
                                                               2002        1.024           0.814               6,548,811
                                                               2001        1.069           1.024               3,476,351

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2003        0.441           0.553               3,182,408
                                                               2002        0.664           0.441               3,785,426
                                                               2001        0.986           0.664               2,180,793

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (5/00)..........  2003        0.710           0.897              10,150,010
                                                               2002        0.796           0.710               9,701,628
                                                               2001        0.923           0.796               8,023,592
                                                               2000        1.000           0.923               3,113,370

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------   ---------------   -----------------
Variable Insurance Products Fund III

   Mid Cap Portfolio -- Service Class 2 (12/00).............   2003        0.887           1.209               6,373,888
                                                               2002        0.999           0.887               5,310,526
                                                               2001        1.050           0.999               1,727,443


                                      NOTES

Effective March 31, 2003, Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003, Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective September 15, 2003, The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Greenwich Street Series Fund: Diversified Strategic Income Portfolio is no longer available to new Contract Owners

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new Contract Owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new Contract Owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (12/96)........................   2003        1.285           1.583              36,644,254
                                                               2002        1.739           1.285              42,634,828
                                                               2001        2.387           1.739              53,418,968
                                                               2000        3.098           2.387              61,812,417
                                                               1999        2.046           3.098              46,942,401
                                                               1998        1.283           2.046              23,010,432
                                                               1997        1.032           1.283               6,344,051
                                                               1996        1.000           1.032                  29,824

   Money Market Portfolio (2/97)............................   2003        1.187           1.179              25,972,691
                                                               2002        1.187           1.187              50,704,937
                                                               2001        1.160           1.187              58,256,805
                                                               2000        1.107           1.160              34,878,359
                                                               1999        1.070           1.107              37,736,754
                                                               1998        1.033           1.070              16,762,447
                                                               1997        1.000           1.033               5,369,177

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/00).........   2003        0.519           0.640               4,493,863
                                                               2002        0.755           0.519               4,949,369
                                                               2001        0.875           0.755               3,727,475
                                                               2000        1.000           0.875                 391,818

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (5/00)...........................................   2003        0.436           0.531              14,926,739
                                                               2002        0.640           0.436              17,729,828
                                                               2001        0.786           0.640              18,982,017
                                                               2000        1.000           0.786              13,647,974

Credit Suisse Trust
   Emerging Markets Portfolio (5/98)........................   2003        0.688           0.970               4,224,247
                                                               2002        0.789           0.688               4,787,661
                                                               2001        0.886           0.789               4,624,645

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  --------------  ---------------   -------------------
   Emerging Markets Portfolio  (continued)..................   2000        1.313           0.886               4,854,365
                                                               1999        0.734           1.313               2,521,807
                                                               1998        1.000           0.734                 780,839

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/98)........   2003        1.240           1.639               4,738,305
                                                               2002        1.203           1.240               4,376,831
                                                               2001        1.121           1.203               2,866,778
                                                               2000        0.866           1.121               2,273,183
                                                               1999        0.901           0.866               1,280,359
                                                               1998        1.000           0.901                 632,612

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (4/98)............................................   2003        0.880           1.051               9,516,917
                                                               2002        1.071           0.880              10,611,490
                                                               2001        1.198           1.071              11,636,949
                                                               2000        1.223           1.198              12,271,080
                                                               1999        1.112           1.223              10,488,399
                                                               1998        1.000           1.112               2,833,960

   Dreyfus VIF Developing Leaders Portfolio --
   Initial Shares (4/98)....................................   2003        0.872           1.133              19,034,774
                                                               2002        1.094           0.872              19,868,161
                                                               2001        1.182           1.094              19,065,688
                                                               2000        1.058           1.182              13,636,390
                                                               1999        0.871           1.058               7,815,322
                                                               1998        1.000           0.871               3,051,249

Greenwich Street Series Fund
   Appreciation Portfolio (6/97)............................   2003        1.082           1.329              24,491,554
                                                               2002        1.330           1.082              25,634,852
                                                               2001        1.405           1.330              26,819,131
                                                               2000        1.431           1.405              26,294,804
                                                               1999        1.283           1.431              24,225,208
                                                               1998        1.092           1.283              16,532,767
                                                               1997        1.000           1.092               5,241,524

   Diversified Strategic Income Portfolio (6/97)............   2003        1.176           1.296              17,617,282
                                                               2002        1.138           1.176              20,082,394

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  --------------  ---------------   -------------------
   Diversified Strategic Income Portfolio  (continued)......   2001        1.118           1.138              24,186,665
                                                               2000        1.103           1.118              24,931,049
                                                               1999        1.100           1.103              28,198,595
                                                               1998        1.048           1.100              24,838,532
                                                               1997        1.000           1.048               5,444,154

   Equity Index Portfolio - Class II Shares (5/99)..........   2003        0.649           0.818              17,162,302
                                                               2002        0.848           0.649              16,724,050
                                                               2001        0.982           0.848              16,104,947
                                                               2000        1.098           0.982              10,807,508
                                                               1999        1.000           1.098               3,460,443

   Fundamental Value Portfolio (5/98).......................   2003        0.987           1.350              21,769,927
                                                               2002        1.272           0.987              22,295,734
                                                               2001        1.362           1.272              18,253,433
                                                               2000        1.146           1.362               8,558,759
                                                               1999        0.953           1.146               4,963,010
                                                               1998        1.000           0.953               1,281,704

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2003        0.839           0.941              15,303,712
                                                               2002        0.911           0.839              15,615,585
                                                               2001        0.972           0.911              12,635,819
                                                               2000        1.000           0.972               5,246,201

   Global Life Sciences Portfolio --
   Service Shares (5/00)....................................   2003        0.647           0.805               2,239,125
                                                               2002        0.931           0.647               2,609,664
                                                               2001        1.135           0.931               3,200,999
                                                               2000        1.000           1.135               2,447,663

   Global Technology Portfolio --
   Service Shares (5/00)....................................   2003        0.242           0.349               7,245,233
                                                               2002        0.415           0.242               7,815,420
                                                               2001        0.672           0.415               9,044,726
                                                               2000        1.000           0.672               7,604,465

   Worldwide Growth Portfolio --
   Service Shares (5/00)....................................   2003        0.446           0.544              19,761,719
                                                               2002        0.609           0.446              22,039,418
                                                               2001        0.798           0.609              22,841,930
                                                               2000        1.000           0.798              13,421,744

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  --------------  ---------------   -------------------
PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.132           1.173              20,011,288
                                                               2002        1.053           1.132              23,164,168
                                                               2001        1.000           1.053               5,336,214

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (7/01)   2003        0.560           0.728                 449,770
                                                               2002        0.806           0.560                 392,679
                                                               2001        1.000           0.806                 154,441

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.696           0.882               2,150,730
                                                               2002        0.857           0.696               2,571,497
                                                               2001        1.000           0.857                 999,717

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)...........................   2003        1.130           1.549              14,439,056
                                                               2002        1.529           1.130              14,322,306
                                                               2001        1.522           1.529              12,398,140

   Investors Fund -- Class I (4/98).........................   2003        0.923           1.204              18,163,714
                                                               2002        1.216           0.923              19,758,109
                                                               2001        1.287           1.216              19,646,073
                                                               2000        1.132           1.287              12,889,045
                                                               1999        1.029           1.132               8,670,638
                                                               1998        1.000           1.029               3,232,444

The Travelers Series Trust
   Convertible Securities Portfolio (5/98)..................   2003        1.165           1.450              10,930,899
                                                               2002        1.270           1.165              12,056,558
                                                               2001        1.299           1.270              12,986,021
                                                               2000        1.170           1.299               7,553,759
                                                               1999        1.000           1.170               2,431,429
                                                               1998        1.000           1.000                 414,907

   Disciplined Mid Cap Stock Portfolio (6/97)...............   2003        1.417           1.869               8,080,624
                                                               2002        1.677           1.417               8,864,245
                                                               2001        1.773           1.677               8,489,614
                                                               2000        1.541           1.773               8,454,275

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  --------------  ---------------   -------------------
   Disciplined Mid Cap Stock Portfolio  (continued).........   1999        1.377           1.541               6,716,626
                                                               1998        1.195           1.377               5,142,990
                                                               1997        1.000           1.195               1,668,733

   Equity Income Portfolio (12/96)..........................   2003        1.291           1.670              31,475,807
                                                               2002        1.521           1.291              34,048,347
                                                               2001        1.652           1.521              37,812,927
                                                               2000        1.535           1.652              37,849,058
                                                               1999        1.484           1.535              35,687,217
                                                               1998        1.339           1.484              25,733,333
                                                               1997        1.026           1.339               6,719,150
                                                               1996        1.000           1.026                  30,196

   Federated High Yield Portfolio (1/97)....................   2003        1.114           1.345              17,386,355
                                                               2002        1.089           1.114              17,457,622
                                                               2001        1.084           1.089              18,647,220
                                                               2000        1.196           1.084              19,736,049
                                                               1999        1.177           1.196              22,260,856
                                                               1998        1.140           1.177              18,811,555
                                                               1997        1.000           1.140               4,566,993

   Federated Stock Portfolio (1/97).........................   2003        1.266           1.593               9,198,349
                                                               2002        1.592           1.266              10,775,970
                                                               2001        1.588           1.592              12,221,263
                                                               2000        1.552           1.588              13,157,332
                                                               1999        1.494           1.552              14,406,177
                                                               1998        1.285           1.494              11,892,034
                                                               1997        1.000           1.285               3,816,999

   Large Cap Portfolio (12/96)..............................   2003        1.111           1.366              23,324,386
                                                               2002        1.459           1.111              27,044,542
                                                               2001        1.790           1.459              31,933,410
                                                               2000        2.123           1.790              34,231,282
                                                               1999        1.665           2.123              28,051,763
                                                               1998        1.245           1.665              15,040,703
                                                               1997        1.023           1.245               4,815,858
                                                               1996        1.000           1.023                   7,800

   Lazard International Stock Portfolio (12/96).............   2003        0.796           1.010              22,629,357
                                                               2002        0.928           0.796              26,640,453

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  --------------  ---------------   -------------------
   Lazard International Stock Portfolio  (continued)........   2001        1.275           0.928              31,145,128
                                                               2000        1.460           1.275              30,394,514
                                                               1999        1.216           1.460              25,226,349
                                                               1998        1.095           1.216              17,270,810
                                                               1997        1.027           1.095               5,694,288
                                                               1996        1.000           1.027                   5,702

   MFS Emerging Growth Portfolio (12/96)....................   2003        0.889           1.132              18,275,885
                                                               2002        1.371           0.889              20,932,892
                                                               2001        2.179           1.371              25,825,528
                                                               2000        2.766           2.179              29,190,353
                                                               1999        1.587           2.766              22,881,721
                                                               1998        1.198           1.587              15,538,984
                                                               1997        1.004           1.198               4,218,974
                                                               1996        1.000           1.004                  31,886

   MFS Mid Cap Growth Portfolio (4/98)......................   2003        0.653           0.883              14,200,226
                                                               2002        1.295           0.653              14,799,098
                                                               2001        1.721           1.295              16,854,809
                                                               2000        1.595           1.721              14,558,647
                                                               1999        0.985           1.595               4,760,902
                                                               1998        1.000           0.985                 965,761

   Travelers Quality Bond Portfolio (12/96).................   2003        1.311           1.383              28,033,537
                                                               2002        1.257           1.311              32,768,047
                                                               2001        1.190           1.257              35,205,769
                                                               2000        1.128           1.190              26,960,877
                                                               1999        1.131           1.128              26,069,226
                                                               1998        1.057           1.131              15,435,236
                                                               1997        1.001           1.057               3,137,736
                                                               1996        1.000           1.001                  95,203

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (10/00)...............   2003        0.442           0.563               3,054,095
                                                               2002        0.588           0.442               2,972,707
                                                               2001        0.783           0.588               2,101,669
                                                               2000        1.000           0.783                 755,807

   MFS Total Return Portfolio (1/97)........................   2003        1.397           1.606              53,094,881
                                                               2002        1.496           1.397              56,799,647

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  --------------  ---------------   -------------------
   MFS Total Return Portfolio  (continued)..................   2001        1.517           1.496              58,954,968
                                                               2000        1.319           1.517              53,326,538
                                                               1999        1.303           1.319              54,290,552
                                                               1998        1.183           1.303              42,017,841
                                                               1997        1.000           1.183               9,959,634

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2003        0.628           0.833              16,612,602
                                                               2002        0.945           0.628              14,029,960
                                                               2001        1.000           0.945               6,698,010

   Smith Barney Large Capitalization Growth Portfolio (5/01)   2003        0.673           0.980               5,913,451
                                                               2002        0.908           0.673               2,882,803
                                                               2001        1.000           0.908                 928,528

   Strategic Equity Portfolio (12/96).......................   2003        0.988           1.291              34,083,675
                                                               2002        1.508           0.988              39,829,841
                                                               2001        1.765           1.508              49,964,273
                                                               2000        2.189           1.765              55,775,319
                                                               1999        1.679           2.189              47,167,905
                                                               1998        1.319           1.679              31,011,054
                                                               1997        1.037           1.319               8,259,362
                                                               1996        1.000           1.037                   2,250

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2003        0.814           1.049              13,579,574
                                                               2002        1.024           0.814              13,051,055
                                                               2001        1.069           1.024               8,766,086

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2003        0.441           0.553               5,527,661
                                                               2002        0.664           0.441               6,091,660
                                                               2001        0.986           0.664               4,736,674

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (5/00)..........  2003        0.710           0.897              12,297,582
                                                               2002        0.796           0.710              10,767,860
                                                               2001        0.923           0.796               8,215,904
                                                               2000        1.000           0.923               3,718,600

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  --------------  ---------------   -------------------
Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (1/01)..............   2003        0.887           1.209               5,739,048
                                                               2002        0.999           0.887               4,832,433
                                                               2001        1.000           0.999               1,308,941


                                      NOTES

Effective March 31, 2003, Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003, Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective September 15, 2003, The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Greenwich Street Series Fund: Diversified Strategic Income Portfolio is no longer available to new Contract Owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new Contract Owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new Contract Owners.

                                   APPENDIX C
--------------------------------------------------------------------------------
                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
--------------------------------------------------------------------------------
               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                                    The Insurance Company
                                    Principal Underwriter

                Distribution and Principal Underwriting Agreement

                                    Valuation of Assets
                                    Federal Tax Considerations
                                    Independent Accountants
                                    Financial Statements
--------------------------------------------------------------------------------
Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity, One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21194S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21195S.

Name:

             -------------------------------------------------------------------
Address:

             -------------------------------------------------------------------

             -------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-21194                                                              May 3, 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                         TRAVELERS LIFE & ANNUITY ACCESS
                     TRAVELERS LIFE & ANNUITY ACCESS SELECT

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 3, 2004

                                       FOR

                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.



                                TABLE OF CONTENTS

THE INSURANCE COMPANY.....................................................     2
PRINCIPAL UNDERWRITER.....................................................     2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.........................     2
VALUATION OF ASSETS.......................................................     2
FEDERAL TAX CONSIDERATIONS................................................     4
INDEPENDENT AUDITORS......................................................     7
FINANCIAL STATEMENTS......................................................   F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Fund ABD for Variable Annuities ("Fund ABD") meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund ABD are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of Fund ABD, and the Commissioner has adopted no regulations under the Section that affect Fund ABD.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for Fund ABD and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and Fund ABD.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.


                         TDLLC UNDERWRITING COMMISSIONS

-----------------------------------------------------------------------------------------------------------------------------
                                            UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                    BY THE COMPANY                          RETAINED BY TDLLC
-----------------------------------------------------------------------------------------------------------------------------
2003                                                        $73,223                                    $0
-----------------------------------------------------------------------------------------------------------------------------
2002                                                        $88,393                                    $0
-----------------------------------------------------------------------------------------------------------------------------
2001                                                       $104,518                                    $0
-----------------------------------------------------------------------------------------------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

             (a) = investment income plus capital gains and losses (whether realized or unrealized);

             (b) = any deduction for applicable taxes (presently zero); and

             (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
   YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Fund ABD for Variable Annuities as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

ANNUAL REPORT
DECEMBER 31, 2003

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2003

                                                                                         AIM V.I.           ALLIANCEBERNSTEIN
                                                                                         PREMIER                 PREMIER
                                             CAPITAL                MONEY                 EQUITY                  GROWTH
                                          APPRECIATION             MARKET                 FUND -               PORTFOLIO -
                                              FUND                PORTFOLIO              SERIES I                CLASS B
                                          ------------           -----------            -----------         -----------------
ASSETS:
  Investments at market value:            $42,402,740            $30,744,827            $ 4,458,103            $ 8,545,192

  Receivables:
    Dividends ................                     --                  8,143                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........             42,402,740             30,752,970              4,458,103              8,545,192
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                  7,224                  5,263                    756                  1,452
    Administrative fees ......                    867                    632                     91                    174
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                  8,091                  5,895                    847                  1,626
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $42,394,649            $30,747,075            $ 4,457,256            $ 8,543,566
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                December 31, 2003

                                                                  GROWTH            GROWTH-INCOME
                                        GLOBAL GROWTH             FUND -                FUND -               EMERGING
                                        FUND - CLASS 2            CLASS 2              CLASS 2                MARKETS
                                            SHARES                SHARES                SHARES               PORTFOLIO
                                        --------------          ----------          -------------           ----------
ASSETS:
  Investments at market value:            $   20,501            $   98,378            $  442,754            $1,966,075

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........                20,501                98,378               442,754             1,966,075
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                     4                    17                    77                   329
    Administrative fees ......                    --                     2                     9                    40
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                     4                    19                    86                   369
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $   20,497            $   98,359            $  442,668            $1,965,706
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                            TEMPLETON
                                               DREYFUS VIF              MUTUAL              DEVELOPING            TEMPLETON
     DELAWARE             DREYFUS VIF           DEVELOPING              SHARES                MARKETS              GROWTH
     VIP REIT            APPRECIATION             LEADERS             SECURITIES            SECURITIES           SECURITIES
     SERIES -             PORTFOLIO -          PORTFOLIO -               FUND -               FUND -               FUND -
     STANDARD               INITIAL              INITIAL                CLASS 2              CLASS 2               CLASS 2
      CLASS                 SHARES                SHARES                SHARES                SHARES                SHARES
   -----------           ------------          -----------           -----------           -----------           -----------
   $ 7,722,223           $10,866,806           $15,769,059           $   336,218           $     1,448           $   224,629


            --                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

     7,722,223            10,866,806            15,769,059               336,218                 1,448               224,629
   -----------           -----------           -----------           -----------           -----------           -----------




         1,325                 1,842                 2,701                    57                    --                    38
           158                   221                   323                     7                    --                     4
   -----------           -----------           -----------           -----------           -----------           -----------

         1,483                 2,063                 3,024                    64                    --                    42
   -----------           -----------           -----------           -----------           -----------           -----------

   $ 7,720,740           $10,864,743           $15,766,035           $   336,154           $     1,448           $   224,587
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                       EQUITY
                                                               DIVERSIFIED             INDEX
                                                                STRATEGIC            PORTFOLIO -           FUNDAMENTAL
                                         APPRECIATION             INCOME              CLASS II                VALUE
                                          PORTFOLIO             PORTFOLIO              SHARES               PORTFOLIO
                                         ------------          -----------           -----------           -----------
ASSETS:
  Investments at market value:           $22,538,759           $13,554,269           $13,608,000           $35,764,590

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........            22,538,759            13,554,269            13,608,000            35,764,590
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                 3,835                 2,321                 2,382                 6,074
    Administrative fees ......                   460                   279                   282                   729
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                 4,295                 2,600                 2,664                 6,803
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $22,534,464           $13,551,669           $13,605,336           $35,757,787
                                         ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

     SALOMON               SALOMON
     BROTHERS              BROTHERS
     VARIABLE              VARIABLE
     EMERGING              GROWTH &                                     CAPITAL            GLOBAL LIFE             GLOBAL
      GROWTH                INCOME               BALANCED            APPRECIATION           SCIENCES             TECHNOLOGY
      FUND -                 FUND -             PORTFOLIO -           PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
      CLASS I               CLASS I              SERVICE               SERVICE              SERVICE               SERVICE
      SHARES                SHARES               SHARES                SHARES                SHARES                SHARES
   -----------           -----------           -----------           -----------           -----------           -----------
   $   499,475           $    64,158           $14,661,485           $   830,969           $ 2,938,802           $ 3,523,195


            --                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

       499,475                64,158            14,661,485               830,969             2,938,802             3,523,195
   -----------           -----------           -----------           -----------           -----------           -----------




           121                    12                 2,545                   157                   496                   595
            10                     1                   300                    17                    59                    71
   -----------           -----------           -----------           -----------           -----------           -----------

           131                    13                 2,845                   174                   555                   666
   -----------           -----------           -----------           -----------           -----------           -----------

   $   499,344           $    64,145           $14,658,640           $   830,795           $ 2,938,247           $ 3,522,529
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                           MID CAP             WORLDWIDE
                                            VALUE               GROWTH               LAZARD               GROWTH
                                         PORTFOLIO -          PORTFOLIO -          RETIREMENT               AND
                                           SERVICE              SERVICE             SMALL CAP             INCOME
                                            SHARES               SHARES             PORTFOLIO            PORTFOLIO
                                         -----------          -----------          ----------           ----------
ASSETS:
  Investments at market value:           $  564,576           $8,020,722           $    5,059           $   93,118

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........              564,576            8,020,722                5,059               93,118
                                         ----------           ----------           ----------           ----------


LIABILITIES:
  Payables:
    Insurance charges ........                  111                1,383                    1                   16
    Administrative fees ......                   12                  162                   --                    2
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                  123                1,545                    1                   18
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $  564,453           $8,019,177           $    5,058           $   93,100
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                       MERRILL
                        LYNCH         MERRILL LYNCH
                       GLOBAL           SMALL CAP
    MID-CAP        ALLOCATION V.I.      VALUE V.I.          DIVIDEND                               S&P 500
     VALUE              FUND -            FUND -             GROWTH             EQUITY              INDEX
   PORTFOLIO          CLASS III         CLASS III           PORTFOLIO          PORTFOLIO          PORTFOLIO
   ---------       ---------------    -------------         ---------          ---------          ---------
   $ 66,380           $  1,075           $  1,068           $  1,096           $  2,161           $191,040


         --                 --                 --                 --                 --                 --
   --------           --------           --------           --------           --------           --------

     66,380              1,075              1,068              1,096              2,161            191,040
   --------           --------           --------           --------           --------           --------




          9                 --                 --                 --                 --                 48
          1                 --                 --                 --                 --                  4
   --------           --------           --------           --------           --------           --------

         10                 --                 --                 --                 --                 52
   --------           --------           --------           --------           --------           --------

   $ 66,370           $  1,075           $  1,068           $  1,096           $  2,161           $190,988
   ========           ========           ========           ========           ========           ========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                      PUTNAM VT
                                            REAL                 TOTAL                DISCOVERY             PUTNAM VT
                                           RETURN                RETURN                 GROWTH            INTERNATIONAL
                                         PORTFOLIO -          PORTFOLIO -              FUND -             EQUITY FUND -
                                       ADMINISTRATIVE        ADMINISTRATIVE           CLASS IB              CLASS IB
                                            CLASS                 CLASS                SHARES                SHARES
                                       --------------        --------------          -----------          -------------
ASSETS:
  Investments at market value:           $    67,166           $24,567,566           $   226,119           $ 1,746,266

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........                67,166            24,567,566               226,119             1,746,266
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    12                 4,227                    38                   294
    Administrative fees ......                     2                   506                     4                    35
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                    14                 4,733                    42                   329
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $    67,152           $24,562,833           $   226,077           $ 1,745,937
                                         ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

     PUTNAM VT
     SMALL CAP                                                                              LARGE CAP             SMALL CAP
   VALUE FUND -            ALL CAP              HIGH YIELD            INVESTORS               GROWTH               GROWTH
     CLASS IB              FUND -               BOND FUND -             FUND -                FUND -               FUND -
      SHARES               CLASS I               CLASS I               CLASS I               CLASS I               CLASS I
   ------------          -----------           -----------           -----------           -----------           -----------
   $ 2,094,988           $20,403,813           $ 1,694,546           $23,493,446           $   265,926           $ 3,155,248


            --                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

     2,094,988            20,403,813             1,694,546            23,493,446               265,926             3,155,248
   -----------           -----------           -----------           -----------           -----------           -----------




           360                 3,498                   325                 4,030                    57                   598
            43                   414                    34                   478                     5                    65
   -----------           -----------           -----------           -----------           -----------           -----------

           403                 3,912                   359                 4,508                    62                   663
   -----------           -----------           -----------           -----------           -----------           -----------

   $ 2,094,585           $20,399,901           $ 1,694,187           $23,488,938           $   265,864           $ 3,154,585
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                  GROWTH               SCUDDER
                                           STRATEGIC               AND              INTERNATIONAL
                                             BOND                 INCOME            SELECT EQUITY          CONVERTIBLE
                                            FUND -             PORTFOLIO -           PORTFOLIO -           SECURITIES
                                            CLASS I               CLASS B              CLASS B              PORTFOLIO
                                         -----------           -----------          -------------          -----------
ASSETS:
  Investments at market value:           $ 4,508,825           $    20,268           $   225,399           $15,948,993

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             4,508,825                20,268               225,399            15,948,993
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                   877                     5                    57                 2,732
    Administrative fees ......                    92                    --                     4                   327
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                   969                     5                    61                 3,059
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 4,507,856           $    20,263           $   225,338           $15,945,934
                                         ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

   DISCIPLINED                                                                                                     LAZARD
     MID CAP               EQUITY               FEDERATED             FEDERATED                                 INTERNATIONAL
      STOCK                INCOME              HIGH YIELD              STOCK                LARGE CAP               STOCK
    PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
   -----------           -----------           -----------           -----------           -----------          -------------
   $10,434,664           $43,583,289           $15,194,723           $ 8,941,124           $27,831,514           $12,189,737


            --                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

    10,434,664            43,583,289            15,194,723             8,941,124            27,831,514            12,189,737
   -----------           -----------           -----------           -----------           -----------           -----------




         1,790                 7,477                 2,601                 1,516                 4,766                 2,059
           214                   888                   311                   182                   568                   247
   -----------           -----------           -----------           -----------           -----------           -----------

         2,004                 8,365                 2,912                 1,698                 5,334                 2,306
   -----------           -----------           -----------           -----------           -----------           -----------

   $10,432,660           $43,574,924           $15,191,811           $ 8,939,426           $27,826,180           $12,187,431
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                        MERRILL LYNCH              MFS                   MFS
                                          LARGE CAP             EMERGING               MID CAP               PIONEER
                                             CORE                GROWTH                GROWTH                 FUND
                                          PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                        -------------          -----------           ----------           -----------
ASSETS:
  Investments at market value:           $ 2,130,047           $14,781,577           $14,399,009           $     6,608

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             2,130,047            14,781,577            14,399,009                 6,608
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                   364                 2,518                 2,459                     1
    Administrative fees ......                    43                   302                   295                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                   407                 2,820                 2,754                     1
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 2,129,640           $14,778,757           $14,396,255           $     6,607
                                         ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                          EMERGING                                                                                 GLOBAL
    TRAVELERS              MARKETS              EQUITY AND             EQUITY                GLOBAL                 VALUE
     QUALITY                EQUITY                INCOME               GROWTH              FRANCHISE               EQUITY
       BOND              PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
    PORTFOLIO              CLASS I               CLASS II              CLASS I              CLASS II               CLASS I
   -----------           -----------           -----------           -----------           -----------           -----------
   $50,764,423           $   821,507           $   584,030           $ 1,446,241           $   386,953           $ 2,049,450


            --                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

    50,764,423               821,507               584,030             1,446,241               386,953             2,049,450
   -----------           -----------           -----------           -----------           -----------           -----------




         8,705                   153                   136                   261                    89                   379
         1,044                    16                    12                    29                     8                    41
   -----------           -----------           -----------           -----------           -----------           -----------

         9,749                   169                   148                   290                    97                   420
   -----------           -----------           -----------           -----------           -----------           -----------

   $50,754,674           $   821,338           $   583,882           $ 1,445,951           $   386,856           $ 2,049,030
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                 SMALL                                     U.S.
                                           MID CAP              COMPANY                                   MID CAP
                                           GROWTH                GROWTH            TECHNOLOGY              CORE
                                         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                           CLASS I              CLASS II             CLASS I              CLASS I
                                         -----------          -----------          -----------          -----------
ASSETS:
  Investments at market value:           $1,332,556           $   88,021           $  469,352           $3,058,175

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........            1,332,556               88,021              469,352            3,058,175
                                         ----------           ----------           ----------           ----------


LIABILITIES:
  Payables:
    Insurance charges ........                  252                   21                   85                  560
    Administrative fees ......                   27                    2                   10                   62
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                  279                   23                   95                  622
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $1,332,277           $   87,998           $  469,257           $3,057,553
                                         ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                          CORE PLUS
       U.S.                 FIXED                                        AIM                   MFS                 PIONEER
   REAL ESTATE             INCOME                 VALUE                CAPITAL                TOTAL               STRATEGIC
    PORTFOLIO -          PORTFOLIO -           PORTFOLIO -           APPRECIATION             RETURN               INCOME
     CLASS I              CLASS II              CLASS I               PORTFOLIO             PORTFOLIO             PORTFOLIO
   ------------          -----------           -----------           ------------          -----------           -----------
   $ 2,161,081           $   330,614           $ 1,991,951           $ 2,610,159           $68,307,947           $ 2,843,558


            --                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

     2,161,081               330,614             1,991,951             2,610,159            68,307,947             2,843,558
   -----------           -----------           -----------           -----------           -----------           -----------




           405                    79                   355                   448                11,667                   485
            44                     7                    40                    53                 1,398                    58
   -----------           -----------           -----------           -----------           -----------           -----------

           449                    86                   395                   501                13,065                   543
   -----------           -----------           -----------           -----------           -----------           -----------

   $ 2,160,632           $   330,528           $ 1,991,556           $ 2,609,658           $68,294,882           $ 2,843,015
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                             SB
                                         ADJUSTABLE
                                            RATE                                    SMITH BARNEY
                                           INCOME              SMITH BARNEY             LARGE
                                         PORTFOLIO -            AGGRESSIVE         CAPITALIZATION           STRATEGIC
                                           CLASS I                GROWTH               GROWTH                EQUITY
                                           SHARES               PORTFOLIO             PORTFOLIO             PORTFOLIO
                                         -----------           ------------        --------------          -----------
ASSETS:
  Investments at market value:           $    13,704           $27,316,491           $ 4,228,245           $29,458,781

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........                13,704            27,316,491             4,228,245            29,458,781
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                     3                 4,649                   718                 5,014
    Administrative fees ......                    --                   558                    86                   601
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                     3                 5,207                   804                 5,615
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $    13,701           $27,311,284           $ 4,227,441           $29,453,166
                                         ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                 EMERGING             EMERGING
     COMSTOCK             COMSTOCK                GROWTH               GROWTH              ENTERPRISE            ENTERPRISE
   PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
     CLASS I              CLASS II               CLASS I              CLASS II               CLASS I              CLASS II
      SHARES               SHARES                 SHARES                SHARES                SHARES                SHARES
   -----------           -----------           -----------           -----------           -----------           -----------
   $   402,551           $12,636,350           $   848,305           $ 3,091,884           $   762,512           $   888,069


            --                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

       402,551            12,636,350               848,305             3,091,884               762,512               888,069
   -----------           -----------           -----------           -----------           -----------           -----------




            68                 2,340                   144                   571                   129                   164
             8                   256                    17                    63                    16                    18
   -----------           -----------           -----------           -----------           -----------           -----------

            76                 2,596                   161                   634                   145                   182
   -----------           -----------           -----------           -----------           -----------           -----------

   $   402,475           $12,633,754           $   848,144           $ 3,091,250           $   762,367           $   887,887
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                     GROWTH               GROWTH
                                                                                       AND                  AND
                                         GOVERNMENT            GOVERNMENT            INCOME               INCOME
                                         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                           CLASS I              CLASS II             CLASS I             CLASS II
                                           SHARES                SHARES              SHARES               SHARES
                                         -----------          -----------          -----------          -----------
ASSETS:
  Investments at market value:           $1,518,855           $7,091,265           $1,518,552           $6,192,483

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........            1,518,855            7,091,265            1,518,552            6,192,483
                                         ----------           ----------           ----------           ----------


LIABILITIES:
  Payables:
    Insurance charges ........                  261                1,317                  257                1,178
    Administrative fees ......                   31                  146                   31                  126
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                  292                1,463                  288                1,304
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $1,518,563           $7,089,802           $1,518,264           $6,191,179
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                           DYNAMIC
       MONEY                  MONEY                                        CAPITAL
       MARKET                 MARKET             CONTRAFUND(R)          APPRECIATION             MID CAP
    PORTFOLIO -            PORTFOLIO -           PORTFOLIO -             PORTFOLIO -           PORTFOLIO -
      CLASS I               CLASS II               SERVICE                 SERVICE               SERVICE
       SHARES                SHARES                CLASS 2                 CLASS 2               CLASS 2                COMBINED
   ------------           ------------           -------------          ------------           ------------           ------------
   $  1,886,142           $  5,521,849           $ 11,495,906           $    330,895           $  9,006,565           $751,895,233


             --                     --                     --                     --                     --                  8,143
   ------------           ------------           ------------           ------------           ------------           ------------

      1,886,142              5,521,849             11,495,906                330,895              9,006,565            751,903,376
   ------------           ------------           ------------           ------------           ------------           ------------




            323                  1,064                  2,066                     58                  1,592                129,848
             38                    117                    234                      7                    184                 15,364
   ------------           ------------           ------------           ------------           ------------           ------------

            361                  1,181                  2,300                     65                  1,776                145,212
   ------------           ------------           ------------           ------------           ------------           ------------

   $  1,885,781           $  5,520,668           $ 11,493,606           $    330,830           $  9,004,789           $751,758,164
   ============           ============           ============           ============           ============           ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                   AIM V.I.        ALLIANCEBERNSTEIN
                                                                                                    PREMIER             PREMIER
                                                          CAPITAL               MONEY               EQUITY              GROWTH
                                                       APPRECIATION             MARKET              FUND -            PORTFOLIO -
                                                           FUND               PORTFOLIO            SERIES I             CLASS B
                                                       ------------         ------------         ------------      -----------------
INVESTMENT INCOME:
  Dividends ...................................        $     19,428         $    300,151         $     12,253        $         --
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................             494,795              475,598               51,225             102,258
  Administrative fees .........................              59,359               57,063                6,147              12,259
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................             554,154              532,661               57,372             114,517
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............            (534,726)            (232,510)             (45,119)           (114,517)
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                  --
    Realized gain (loss) on sale of investments          (4,588,401)                  --             (239,713)         (1,045,764)
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................          (4,588,401)                  --             (239,713)         (1,045,764)
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................          13,446,515                   --            1,162,540           2,760,443
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  8,323,388         $   (232,510)        $    877,708        $  1,600,162
                                                       ============         ============         ============        ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

      GLOBAL                                                                       DELAWARE
      GROWTH              GROWTH                                                   VIP REIT          DREYFUS VIF
      FUND -              FUND -          GROWTH-INCOME        EMERGING            SERIES -         APPRECIATION
      CLASS 2             CLASS 2         FUND - CLASS 2        MARKETS            STANDARD          PORTFOLIO -
      SHARES              SHARES              SHARES           PORTFOLIO             CLASS         INITIAL SHARES
   -----------         -----------        --------------      -----------         -----------      --------------
   $         9         $        89         $     3,301        $        --         $   149,239        $   138,447
   -----------         -----------         -----------        -----------         -----------        -----------


            41                 467               1,445             20,229              76,243            125,755
             5                  56                 164              2,427               9,121             15,079
   -----------         -----------         -----------        -----------         -----------        -----------

            46                 523               1,609             22,656              85,364            140,834
   -----------         -----------         -----------        -----------         -----------        -----------

           (37)               (434)              1,692            (22,656)             63,875             (2,387)
   -----------         -----------         -----------        -----------         -----------        -----------



            --                  --                  --                 --              45,819                 --
             3                 890                 649            108,708              42,390           (282,789)
   -----------         -----------         -----------        -----------         -----------        -----------

             3                 890                 649            108,708              88,209           (282,789)
   -----------         -----------         -----------        -----------         -----------        -----------


         1,764              11,717              35,542            504,366           1,600,551          2,098,491
   -----------         -----------         -----------        -----------         -----------        -----------



   $     1,730         $    12,173         $    37,883        $   590,418         $ 1,752,635        $ 1,813,315
   ===========         ===========         ===========        ===========         ===========        ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                TEMPLETON
                                                       DREYFUS VIF            MUTUAL            DEVELOPING         TEMPLETON
                                                        DEVELOPING            SHARES              MARKETS            GROWTH
                                                         LEADERS            SECURITIES          SECURITIES         SECURITIES
                                                       PORTFOLIO -            FUND -               FUND -            FUND -
                                                         INITIAL             CLASS 2              CLASS 2           CLASS 2
                                                         SHARES               SHARES              SHARES            SHARES
                                                       -----------         -----------         -----------        -----------
INVESTMENT INCOME:
  Dividends ...................................        $     4,039         $     1,156         $        13        $     2,361
                                                       -----------         -----------         -----------        -----------

EXPENSES:
  Insurance charges ...........................            163,660               1,956                  10              1,835
  Administrative fees .........................             19,608                 235                   1                220
                                                       -----------         -----------         -----------        -----------

    Total expenses ............................            183,268               2,191                  11              2,055
                                                       -----------         -----------         -----------        -----------

      Net investment income (loss) ............           (179,229)             (1,035)                  2                306
                                                       -----------         -----------         -----------        -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                 --
    Realized gain (loss) on sale of investments           (492,476)              4,976                   2             (5,991)
                                                       -----------         -----------         -----------        -----------

      Realized gain (loss) ....................           (492,476)              4,976                   2             (5,991)
                                                       -----------         -----------         -----------        -----------

    Change in unrealized gain (loss)
      on investments ..........................          4,177,503              31,451                 444             48,051
                                                       -----------         -----------         -----------        -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 3,505,798         $    35,392         $       448        $    42,366
                                                       ===========         ===========         ===========        ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                     SALOMON BROTHERS     SALOMON BROTHERS
                                                                                         VARIABLE             VARIABLE
                                                EQUITY                                   EMERGING             GROWTH &
                         DIVERSIFIED             INDEX                                    GROWTH               INCOME
                          STRATEGIC          PORTFOLIO -           FUNDAMENTAL            FUND -               FUND -
   APPRECIATION             INCOME             CLASS II               VALUE              CLASS I               CLASS I
     PORTFOLIO            PORTFOLIO             SHARES              PORTFOLIO             SHARES               SHARES
   ------------         ------------         ------------         ------------       ----------------     ---------------
   $    131,623         $    786,811         $    122,159         $    185,491         $         --         $        188
   ------------         ------------         ------------         ------------         ------------         ------------


        248,155              168,748              143,317              374,907                1,268                  501
         29,779               20,250               17,114               44,989                  112                   60
   ------------         ------------         ------------         ------------         ------------         ------------

        277,934              188,998              160,431              419,896                1,380                  561
   ------------         ------------         ------------         ------------         ------------         ------------

       (146,311)             597,813              (38,272)            (234,405)              (1,380)                (373)
   ------------         ------------         ------------         ------------         ------------         ------------



             --                   --                   --                   --                   --                   --
       (166,521)            (233,200)            (225,405)            (456,872)                (717)                (440)
   ------------         ------------         ------------         ------------         ------------         ------------

       (166,521)            (233,200)            (225,405)            (456,872)                (717)                (440)
   ------------         ------------         ------------         ------------         ------------         ------------


      4,512,392              907,668            2,998,484           10,358,184               33,548                9,703
   ------------         ------------         ------------         ------------         ------------         ------------



   $  4,199,560         $  1,272,281         $  2,734,807         $  9,666,907         $     31,451         $      8,890
   ============         ============         ============         ============         ============         ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                             CAPITAL           GLOBAL LIFE           GLOBAL
                                                        BALANCED           APPRECIATION         SCIENCES           TECHNOLOGY
                                                       PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                         SERVICE             SERVICE             SERVICE             SERVICE
                                                         SHARES               SHARES              SHARES              SHARES
                                                       -----------         ------------        -----------         -----------
INVESTMENT INCOME:
  Dividends ...................................        $   253,938         $     1,693         $        --         $        --
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................            174,416               9,065              33,074              36,890
  Administrative fees .........................             20,657               1,006               3,963               4,425
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................            195,073              10,071              37,037              41,315
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............             58,865              (8,378)            (37,037)            (41,315)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments           (189,085)            (12,309)            (74,505)           (684,667)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................           (189,085)            (12,309)            (74,505)           (684,667)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................          1,711,490             138,536             693,553           1,825,397
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 1,581,270         $   117,849         $   582,011         $ 1,099,415
                                                       ===========         ===========         ===========         ===========


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

     MID CAP            STRATEGIC           WORLDWIDE
      VALUE               VALUE               GROWTH             LAZARD
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         RETIREMENT           GROWTH AND          MID-CAP
     SERVICE             SERVICE             SERVICE            SMALL CAP             INCOME             VALUE
      SHARES              SHARES              SHARES            PORTFOLIO           PORTFOLIO          PORTFOLIO
   -----------         -----------         -----------         -----------         -----------        -----------
   $       568         $        --         $    59,866         $        --         $       552        $       228
   -----------         -----------         -----------         -----------         -----------        -----------


         5,123               1,900              89,140                  21                 294                139
           538                 207              10,569                   2                  35                 17
   -----------         -----------         -----------         -----------         -----------        -----------

         5,661               2,107              99,709                  23                 329                156
   -----------         -----------         -----------         -----------         -----------        -----------

        (5,093)             (2,107)            (39,843)                (23)                223                 72
   -----------         -----------         -----------         -----------         -----------        -----------



            --                  --                  --                  --                  --                470
        30,603             (78,973)           (300,112)                  2                 245                135
   -----------         -----------         -----------         -----------         -----------        -----------

        30,603             (78,973)           (300,112)                  2                 245                605
   -----------         -----------         -----------         -----------         -----------        -----------


       129,103              96,339           1,802,609                 687               7,599              4,001
   -----------         -----------         -----------         -----------         -----------        -----------



   $   154,613         $    15,259         $ 1,462,654         $       666         $     8,067        $     4,678
   ===========         ===========         ===========         ===========         ===========        ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                  MERRILL LYNCH   MERRILL LYNCH
                                                      GLOBAL        SMALL CAP
                                                 ALLOCATION V.I.    VALUE V.I.     DIVIDEND
                                                     FUND -           FUND -        GROWTH         EQUITY
                                                    CLASS III       CLASS III      PORTFOLIO      PORTFOLIO
                                                 ---------------  -------------    ---------      ---------
INVESTMENT INCOME:
  Dividends ...................................        $  30          $   2          $   7          $   1
                                                       -----          -----          -----          -----

EXPENSES:
  Insurance charges ...........................            1              2              4              8
  Administrative fees .........................           --             --             --              1
                                                       -----          -----          -----          -----

    Total expenses ............................            1              2              4              9
                                                       -----          -----          -----          -----

      Net investment income (loss) ............           29             --              3             (8)
                                                       -----          -----          -----          -----

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................           --             --             --             --
    Realized gain (loss) on sale of investments           --             --             --             --
                                                       -----          -----          -----          -----

      Realized gain (loss) ....................           --             --             --             --
                                                       -----          -----          -----          -----

    Change in unrealized gain (loss)
      on investments ..........................           46             68             93            169
                                                       -----          -----          -----          -----


  Net increase (decrease) in net assets
    resulting from operations .................        $  75          $  68          $  96          $ 161
                                                       =====          =====          =====          =====


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                         TOTAL           PUTNAM VT        PUTNAM VT         PUTNAM VT
                     REAL RETURN         RETURN          DISCOVERY      INTERNATIONAL       SMALL CAP
    S&P 500          PORTFOLIO -      PORTFOLIO -      GROWTH FUND -    EQUITY FUND -     VALUE FUND -
     INDEX         ADMINISTRATIVE    ADMINISTRATIVE      CLASS IB          CLASS IB         CLASS IB
   PORTFOLIO           CLASS             CLASS            SHARES            SHARES           SHARES
   ---------       --------------    --------------    -------------    -------------     ------------
   $      --         $     164         $ 727,181        $      --         $  12,125         $   4,597
   ---------         ---------         ---------        ---------         ---------         ---------


         475               291           318,098            2,507            18,479            18,328
          38                34            38,136              301             2,214             2,190
   ---------         ---------         ---------        ---------         ---------         ---------

         513               325           356,234            2,808            20,693            20,518
   ---------         ---------         ---------        ---------         ---------         ---------

        (513)             (161)          370,947           (2,808)           (8,568)          (15,921)
   ---------         ---------         ---------        ---------         ---------         ---------



          --               959           194,709               --                --                --
          85              (131)          134,913           (5,139)          128,321             6,064
   ---------         ---------         ---------        ---------         ---------         ---------

          85               828           329,622           (5,139)          128,321             6,064
   ---------         ---------         ---------        ---------         ---------         ---------


      10,128               (17)          154,304           61,169           265,172           607,364
   ---------         ---------         ---------        ---------         ---------         ---------



   $   9,700         $     650         $ 854,873        $  53,222         $ 384,925         $ 597,507
   =========         =========         =========        =========         =========         =========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                   LARGE CAP
                                                         ALL CAP            HIGH YIELD         INVESTORS            GROWTH
                                                         FUND -             BOND FUND -         FUND -              FUND -
                                                         CLASS I             CLASS I            CLASS I             CLASS I
                                                       -----------         -----------        -----------         -----------
INVESTMENT INCOME:
  Dividends ...................................        $    44,444         $    98,678        $   290,465         $        13
                                                       -----------         -----------        -----------         -----------

EXPENSES:
  Insurance charges ...........................            206,838              14,778            252,992               1,006
  Administrative fees .........................             24,566               1,594             30,133                 106
                                                       -----------         -----------        -----------         -----------

    Total expenses ............................            231,404              16,372            283,125               1,112
                                                       -----------         -----------        -----------         -----------

      Net investment income (loss) ............           (186,960)             82,306              7,340              (1,099)
                                                       -----------         -----------        -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                 --                  --
    Realized gain (loss) on sale of investments            (82,511)              5,503           (347,903)              1,460
                                                       -----------         -----------        -----------         -----------

      Realized gain (loss) ....................            (82,511)              5,503           (347,903)              1,460
                                                       -----------         -----------        -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................          5,610,344             111,490          5,843,233              22,407
                                                       -----------         -----------        -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 5,340,873         $   199,299        $ 5,502,670         $    22,768
                                                       ===========         ===========        ===========         ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                SCUDDER
                                             GROWTH          INTERNATIONAL
    SMALL CAP           STRATEGIC              AND               SELECT                               DISCIPLINED
      GROWTH              BOND               INCOME             EQUITY            CONVERTIBLE           MID CAP
      FUND -              FUND -          PORTFOLIO -         PORTFOLIO -          SECURITIES            STOCK
     CLASS I             CLASS I            CLASS B             CLASS B            PORTFOLIO           PORTFOLIO
   -----------         -----------        -----------        -------------        -----------         -----------
   $        --         $   234,701        $        --         $        --         $   441,916         $    26,922
   -----------         -----------        -----------         -----------         -----------         -----------


        25,851              49,684                 80                 549             180,739             110,354
         2,877               5,442                  6                  44              21,669              13,221
   -----------         -----------        -----------         -----------         -----------         -----------

        28,728              55,126                 86                 593             202,408             123,575
   -----------         -----------        -----------         -----------         -----------         -----------

       (28,728)            179,575                (86)               (593)            239,508             (96,653)
   -----------         -----------        -----------         -----------         -----------         -----------



            --              98,723                 --                  --                  --                  --
       (77,912)             19,173                  2                  94             (94,409)           (107,565)
   -----------         -----------        -----------         -----------         -----------         -----------

       (77,912)            117,896                  2                  94             (94,409)           (107,565)
   -----------         -----------        -----------         -----------         -----------         -----------


       860,940              73,490              1,230              18,513           3,032,271           2,726,965
   -----------         -----------        -----------         -----------         -----------         -----------



   $   754,300         $   370,961        $     1,146         $    18,014         $ 3,177,370         $ 2,522,747
   ===========         ===========        ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          EQUITY             FEDERATED            FEDERATED
                                                          INCOME             HIGH YIELD             STOCK              LARGE CAP
                                                         PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO
                                                       ------------         ------------         ------------         ------------
INVESTMENT INCOME:
  Dividends ...................................        $    348,361         $  1,027,454         $    115,838         $     98,734
                                                       ------------         ------------         ------------         ------------

EXPENSES:
  Insurance charges ...........................             469,722              172,798               97,698              312,500
  Administrative fees .........................              56,003               20,716               11,723               37,339
                                                       ------------         ------------         ------------         ------------

    Total expenses ............................             525,725              193,514              109,421              349,839
                                                       ------------         ------------         ------------         ------------

      Net investment income (loss) ............            (177,364)             833,940                6,417             (251,105)
                                                       ------------         ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments            (307,321)            (346,301)            (190,358)          (1,457,689)
                                                       ------------         ------------         ------------         ------------

      Realized gain (loss) ....................            (307,321)            (346,301)            (190,358)          (1,457,689)
                                                       ------------         ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................          10,296,865            2,083,869            2,023,428            6,918,985
                                                       ------------         ------------         ------------         ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  9,812,180         $  2,571,508         $  1,839,487         $  5,210,191
                                                       ============         ============         ============         ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

      LAZARD          MERRILL LYNCH            MFS                 MFS                                 TRAVELERS
  INTERNATIONAL         LARGE CAP            EMERGING            MID CAP             PIONEER            QUALITY
      STOCK                CORE               GROWTH             GROWTH               FUND                BOND
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
  -------------       -------------        -----------         -----------         -----------        -----------
   $   193,962         $    13,354         $        --         $        --         $        87        $ 2,434,925
   -----------         -----------         -----------         -----------         -----------        -----------


       133,182              24,164             169,475             156,916                  20            646,333
        15,979               2,893              20,326              18,821                   2             77,524
   -----------         -----------         -----------         -----------         -----------        -----------

       149,161              27,057             189,801             175,737                  22            723,857
   -----------         -----------         -----------         -----------         -----------        -----------

        44,801             (13,703)           (189,801)           (175,737)                 65          1,711,068
   -----------         -----------         -----------         -----------         -----------        -----------



            --                  --                  --                  --                  --            113,724
      (153,690)           (130,124)         (2,235,323)         (2,114,174)                  1            126,815
   -----------         -----------         -----------         -----------         -----------        -----------

      (153,690)           (130,124)         (2,235,323)         (2,114,174)                  1            240,539
   -----------         -----------         -----------         -----------         -----------        -----------


     2,709,950             486,712           5,689,998           6,070,240                 439            793,533
   -----------         -----------         -----------         -----------         -----------        -----------



   $ 2,601,061         $   342,885         $ 3,264,874         $ 3,780,329         $       505        $ 2,745,140
   ===========         ===========         ===========         ===========         ===========        ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                        ACTIVE            EMERGING          EQUITY
                                                     INTERNATIONAL        MARKETS             AND            EQUITY
                                                      ALLOCATION           EQUITY           INCOME           GROWTH
                                                      PORTFOLIO -       PORTFOLIO -       PORTFOLIO -      PORTFOLIO -
                                                        CLASS I           CLASS I          CLASS II          CLASS I
                                                     -------------      -----------       -----------      -----------
INVESTMENT INCOME:
  Dividends ...................................        $  12,889         $      --         $   2,625        $      --
                                                       ---------         ---------         ---------        ---------

EXPENSES:
  Insurance charges ...........................            4,562             6,033             2,164           15,008
  Administrative fees .........................              516               674               188            1,714
                                                       ---------         ---------         ---------        ---------

    Total expenses ............................            5,078             6,707             2,352           16,722
                                                       ---------         ---------         ---------        ---------

      Net investment income (loss) ............            7,811            (6,707)              273          (16,722)
                                                       ---------         ---------         ---------        ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --             1,505               --
    Realized gain (loss) on sale of investments          (38,366)           (4,608)            2,463          (23,512)
                                                       ---------         ---------         ---------        ---------

      Realized gain (loss) ....................          (38,366)           (4,608)            3,968          (23,512)
                                                       ---------         ---------         ---------        ---------

    Change in unrealized gain (loss)
      on investments ..........................          102,468           210,742            31,254          283,620
                                                       ---------         ---------         ---------        ---------


  Net increase (decrease) in net assets
    resulting from operations .................        $  71,913         $ 199,427         $  35,495        $ 243,386
                                                       =========         =========         =========        =========


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                      GLOBAL                               SMALL                               U.S.
     GLOBAL            VALUE            MID CAP           COMPANY                             MID CAP
   FRANCHISE          EQUITY             GROWTH            GROWTH          TECHNOLOGY          CORE
  PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
    CLASS II          CLASS I           CLASS I          CLASS II           CLASS I           CLASS I
  -----------       -----------       -----------       -----------       -----------       -----------
   $      --         $      --         $      --         $      --         $      --         $      --
   ---------         ---------         ---------         ---------         ---------         ---------


       1,006            20,420            12,707               499             5,264            32,980
          86             2,315             1,416                42               608             3,728
   ---------         ---------         ---------         ---------         ---------         ---------

       1,092            22,735            14,123               541             5,872            36,708
   ---------         ---------         ---------         ---------         ---------         ---------

      (1,092)          (22,735)          (14,123)             (541)           (5,872)          (36,708)
   ---------         ---------         ---------         ---------         ---------         ---------



         526                --                --             1,448                --                --
          16           (15,764)          (21,512)              462          (125,329)          (23,725)
   ---------         ---------         ---------         ---------         ---------         ---------

         542           (15,764)          (21,512)            1,910          (125,329)          (23,725)
   ---------         ---------         ---------         ---------         ---------         ---------


      30,954           450,804           351,618             7,453           284,178           917,124
   ---------         ---------         ---------         ---------         ---------         ---------



   $  30,404         $ 412,305         $ 315,983         $   8,822         $ 152,977         $ 856,691
   =========         =========         =========         =========         =========         =========


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                         CORE PLUS
                                                       U.S. REAL           FIXED
                                                        ESTATE             INCOME            VALUE          AIM CAPITAL
                                                      PORTFOLIO -       PORTFOLIO -       PORTFOLIO -      APPRECIATION
                                                        CLASS I           CLASS II          CLASS I          PORTFOLIO
                                                      -----------       -----------       -----------      ------------
INVESTMENT INCOME:
  Dividends ...................................        $      --         $      62         $      --         $      --
                                                       ---------         ---------         ---------         ---------

EXPENSES:
  Insurance charges ...........................           22,113             1,889            21,886            29,632
  Administrative fees .........................            2,421               163             2,549             3,548
                                                       ---------         ---------         ---------         ---------

    Total expenses ............................           24,534             2,052            24,435            33,180
                                                       ---------         ---------         ---------         ---------

      Net investment income (loss) ............          (24,534)           (1,990)          (24,435)          (33,180)
                                                       ---------         ---------         ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --               782                --                --
    Realized gain (loss) on sale of investments           13,919               (90)          (27,782)         (239,720)
                                                       ---------         ---------         ---------         ---------

      Realized gain (loss) ....................           13,919               692           (27,782)         (239,720)
                                                       ---------         ---------         ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................          518,878             3,968           538,571           857,323
                                                       ---------         ---------         ---------         ---------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 508,263         $   2,670         $ 486,354         $ 584,423
                                                       =========         =========         =========         =========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                            SB ADJUSTABLE
                           PIONEER           RATE INCOME          SMITH BARNEY         SMITH BARNEY
     MFS TOTAL            STRATEGIC          PORTFOLIO -           AGGRESSIVE             LARGE              STRATEGIC
       RETURN              INCOME              CLASS I                GROWTH          CAPITALIZATION          EQUITY
     PORTFOLIO            PORTFOLIO             SHARES              PORTFOLIO        GROWTH PORTFOLIO        PORTFOLIO
   ------------         ------------        -------------         ------------       ----------------       ------------
   $  1,444,561         $    242,994         $         46         $         --         $        765         $         --
   ------------         ------------         ------------         ------------         ------------         ------------


        782,887               33,879                    7              290,948               35,399              332,653
         93,905                4,065                   --               34,914                4,248               39,902
   ------------         ------------         ------------         ------------         ------------         ------------

        876,792               37,944                    7              325,862               39,647              372,555
   ------------         ------------         ------------         ------------         ------------         ------------

        567,769              205,050                   39             (325,862)             (38,882)            (372,555)
   ------------         ------------         ------------         ------------         ------------         ------------



             --                   --                   --                   --                   --                   --
       (549,365)             (95,018)                  --             (193,951)             (12,650)          (3,291,995)
   ------------         ------------         ------------         ------------         ------------         ------------

       (549,365)             (95,018)                  --             (193,951)             (12,650)          (3,291,995)
   ------------         ------------         ------------         ------------         ------------         ------------


      8,839,960              337,878                  (38)           7,125,521            1,096,084           10,824,850
   ------------         ------------         ------------         ------------         ------------         ------------



   $  8,858,364         $    447,910         $          1         $  6,605,708         $  1,044,552         $  7,160,300
   ============         ============         ============         ============         ============         ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                EMERGING            EMERGING
                                                        COMSTOCK             COMSTOCK            GROWTH              GROWTH
                                                       PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                         CLASS I             CLASS II            CLASS I             CLASS II
                                                         SHARES               SHARES             SHARES              SHARES
                                                       -----------         -----------         -----------         -----------
INVESTMENT INCOME:
  Dividends ...................................        $     3,517         $    69,396         $        --         $        --
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................              4,282             124,557              10,528              33,646
  Administrative fees .........................                514              14,024               1,263               3,837
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................              4,796             138,581              11,791              37,483
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............             (1,279)            (69,185)            (11,791)            (37,483)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments             (3,407)           (133,469)           (200,818)           (141,910)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................             (3,407)           (133,469)           (200,818)           (141,910)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................             93,061           2,699,304             403,042             735,743
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $    88,375         $ 2,496,650         $   190,433         $   556,350
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                    GROWTH AND         GROWTH AND
    ENTERPRISE         ENTERPRISE           GOVERNMENT         GOVERNMENT             INCOME             INCOME
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
     CLASS I            CLASS II             CLASS I            CLASS II             CLASS I            CLASS II
      SHARES             SHARES               SHARES             SHARES               SHARES             SHARES
   -----------         -----------         -----------         -----------         -----------         -----------
   $     3,905         $     1,582         $    96,468         $   274,326         $    13,271         $    30,465
   -----------         -----------         -----------         -----------         -----------         -----------


         9,018               8,605              23,762              91,301              16,920              63,053
         1,082                 963               2,851              10,276               2,030               6,902
   -----------         -----------         -----------         -----------         -----------         -----------

        10,100               9,568              26,613             101,577              18,950              69,955
   -----------         -----------         -----------         -----------         -----------         -----------

        (6,195)             (7,986)             69,855             172,749              (5,679)            (39,490)
   -----------         -----------         -----------         -----------         -----------         -----------



            --                  --                  --                  --                  --                  --
      (150,794)            (11,627)             23,173               4,760             (15,160)            (20,884)
   -----------         -----------         -----------         -----------         -----------         -----------

      (150,794)            (11,627)             23,173               4,760             (15,160)            (20,884)
   -----------         -----------         -----------         -----------         -----------         -----------


       312,917             163,328             (86,050)           (190,577)            344,657           1,210,254
   -----------         -----------         -----------         -----------         -----------         -----------



   $   155,928         $   143,715         $     6,978         $   (13,068)        $   323,818         $ 1,149,880
   ===========         ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                      DYNAMIC
                                                          MONEY              MONEY                                    CAPITAL
                                                         MARKET              MARKET           CONTRAFUND(R)        APPRECIATION
                                                       PORTFOLIO -         PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
                                                         CLASS I            CLASS II             SERVICE              SERVICE
                                                         SHARES              SHARES              CLASS 2              CLASS 2
                                                       -----------         -----------        -------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $    13,038         $    20,578         $    25,057         $        --
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             28,309              82,795             111,801               2,411
  Administrative fees .........................              3,397               9,427              13,030                 287
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................             31,706              92,222             124,831               2,698
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............            (18,668)            (71,644)            (99,774)             (2,698)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments                 --                  --             (69,742)                883
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................                 --                  --             (69,742)                883
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................                 --                  --           2,317,599              45,664
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $   (18,668)        $   (71,644)        $ 2,148,083         $    43,849
                                                       ===========         ===========         ===========         ===========


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

   MID CAP
 PORTFOLIO -
   SERVICE
   CLASS 2               COMBINED
-------------         -------------

$      15,220         $  10,558,329
-------------         -------------


       82,736             8,532,007
        9,709             1,015,959
-------------         -------------

       92,445             9,547,966
-------------         -------------

      (77,225)            1,010,363
-------------         -------------



           --               458,665
       45,484           (21,437,494)
-------------         -------------

       45,484           (20,978,829)
-------------         -------------


    2,241,295           150,685,516
-------------         -------------



$   2,209,554         $ 130,717,050
=============         =============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                      CAPITAL                                                AIM V.I. PREMIER
                                                   APPRECIATION                  MONEY MARKET                  EQUITY FUND -
                                                       FUND                       PORTFOLIO                      SERIES I
                                           ---------------------------   ----------------------------   ---------------------------
                                               2003           2002           2003            2002           2003            2002
                                           ------------   ------------   ------------   -------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $   (534,726)  $     45,085   $   (232,510)  $     (11,082)  $    (45,119)  $    (50,717)
  Realized gain (loss) ..................    (4,588,401)    (7,784,412)            --              --       (239,713)      (484,713)
  Change in unrealized gain (loss)
    on investments ......................    13,446,515     (8,401,818)            --              --      1,162,540     (1,355,986)
                                           ------------   ------------   ------------   -------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     8,323,388    (16,141,145)      (232,510)        (11,082)       877,708     (1,891,416)
                                           ------------   ------------   ------------   -------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       229,698        447,000     13,465,328      25,328,844         15,202         91,104
  Participant transfers from other
    funding options .....................       994,954      2,387,789     18,382,778     199,429,382        383,202      1,631,795
  Administrative charges ................       (20,086)       (23,597)        (8,763)         (9,708)        (2,052)        (2,419)
  Contract surrenders ...................    (2,309,621)    (3,329,495)    (9,113,821)    (14,995,706)      (411,187)      (223,618)
  Participant transfers to other
    funding options .....................    (3,653,177)    (9,219,152)   (35,942,841)   (212,100,227)      (239,218)    (1,037,629)
  Other payments to participants ........      (575,722)      (553,772)      (375,325)       (703,949)       (55,587)      (174,052)
                                           ------------   ------------   ------------   -------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (5,333,954)   (10,291,227)   (13,592,644)     (3,051,364)      (309,640)       285,181
                                           ------------   ------------   ------------   -------------   ------------   ------------

    Net increase (decrease) in net assets     2,989,434    (26,432,372)   (13,825,154)     (3,062,446)       568,068     (1,606,235)


NET ASSETS:
    Beginning of year ...................    39,405,215     65,837,587     44,572,229      47,634,675      3,889,188      5,495,423
                                           ------------   ------------   ------------   -------------   ------------   ------------
    End of year .........................  $ 42,394,649   $ 39,405,215   $ 30,747,075   $  44,572,229   $  4,457,256   $  3,889,188
                                           ============   ============   ============   =============   ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

     ALLIANCEBERNSTEIN
      PREMIER GROWTH                 GLOBAL GROWTH               GROWTH FUND -                GROWTH-INCOME
        PORTFOLIO -                  FUND - CLASS 2                 CLASS 2                   FUND - CLASS 2
          CLASS B                        SHARES                      SHARES                      SHARES
---------------------------   ---------------------------  ---------------------------  ---------------------------
    2003           2002           2003           2002          2003           2002          2003            2002
------------   ------------   ------------   ------------  ------------   ------------  ------------   ------------
$   (114,517)  $   (149,696)  $        (37)  $         --  $       (434)  $         --  $      1,692   $         --
  (1,045,764)    (1,453,664)             3             --           890             --           649             --

   2,760,443     (2,715,942)         1,764             --        11,717             --        35,542             --
------------   ------------   ------------   ------------  ------------   ------------  ------------   ------------


   1,600,162     (4,319,302)         1,730             --        12,173             --        37,883             --
------------   ------------   ------------   ------------  ------------   ------------  ------------   ------------


     179,797        155,655         18,767             --          (778)            --        40,643             --

     291,591      1,889,477             --             --        94,004             --       372,324             --
      (3,927)        (4,604)            --             --            --             --           (21)            --
    (540,573)      (679,429)            --             --        (7,040)            --        (8,161)            --

    (999,745)    (2,186,579)            --             --            --             --            --             --
    (229,884)      (228,007)            --             --            --             --            --             --
------------   ------------   ------------   ------------  ------------   ------------  ------------   ------------


  (1,302,741)    (1,053,487)        18,767             --        86,186             --       404,785             --
------------   ------------   ------------   ------------  ------------   ------------  ------------   ------------

     297,421     (5,372,789)        20,497             --        98,359             --       442,668             --



   8,246,145     13,618,934             --             --            --             --            --             --
------------   ------------   ------------   ------------  ------------   ------------  ------------   ------------
$  8,543,566   $  8,246,145   $     20,497   $         --  $     98,359   $         --  $    442,668   $         --
============   ============   ============   ============  ============   ============  ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                  DELAWARE
                                                                                  VIP REIT                   DREYFUS VIF
                                                    EMERGING                      SERIES -                   APPRECIATION
                                                     MARKETS                      STANDARD                   PORTFOLIO -
                                                    PORTFOLIO                      CLASS                    INITIAL SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    (22,656)  $    (25,757)  $     63,875   $     19,597   $     (2,387)  $    (31,633)
  Realized gain (loss) ..................       108,708        141,009         88,209        184,268       (282,789)      (333,529)
  Change in unrealized gain (loss)
    on investments ......................       504,366        (68,658)     1,600,551       (166,374)     2,098,491     (1,778,614)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       590,418         46,594      1,752,635         37,491      1,813,315     (2,143,776)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         9,599         71,768        375,188        205,245        143,991        295,558
  Participant transfers from other
    funding options .....................     1,435,747     49,282,632      2,075,239     10,845,062        707,981      1,969,729
  Administrative charges ................          (918)          (965)        (2,091)        (1,638)        (3,370)        (3,791)
  Contract surrenders ...................      (149,416)       (66,459)      (275,553)      (239,930)      (590,930)      (588,469)
  Participant transfers to other
    funding options .....................    (1,728,506)   (49,415,276)    (1,392,863)    (8,006,632)      (788,333)    (1,594,674)
  Other payments to participants ........       (22,821)       (31,318)       (39,718)          (585)       (87,385)      (211,633)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (456,315)      (159,618)       740,202      2,801,522       (618,046)      (133,280)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       134,103       (113,024)     2,492,837      2,839,013      1,195,269     (2,277,056)


NET ASSETS:
    Beginning of year ...................     1,831,603      1,944,627      5,227,903      2,388,890      9,669,474     11,946,530
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,965,706   $  1,831,603   $  7,720,740   $  5,227,903   $ 10,864,743   $  9,669,474
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

       DREYFUS VIF
       DEVELOPING                                             TEMPLETON DEVELOPING           TEMPLETON GROWTH
         LEADERS                    MUTUAL SHARES              MARKETS SECURITIES            SECURITIES FUND -
       PORTFOLIO -                SECURITIES FUND -              FUND - CLASS 2                   CLASS 2
     INITIAL SHARES                 CLASS 2 SHARES                   SHARES                       SHARES
---------------------------   ---------------------------   --------------------------  ---------------------------
    2003           2002           2003           2002           2003          2002          2003           2002
------------   ------------   ------------   ------------   ------------  ------------  ------------   ------------
$   (179,229)  $   (173,840)  $     (1,035)  $       (294)  $          2  $         --  $        306   $       (159)
    (492,476)    (1,206,525)         4,976         (2,857)             2            --        (5,991)          (460)

   4,177,503     (1,668,007)        31,451         (5,391)           444            --        48,051        (15,297)
------------   ------------   ------------   ------------   ------------  ------------  ------------   ------------


   3,505,798     (3,048,372)        35,392         (8,542)           448            --        42,366        (15,916)
------------   ------------   ------------   ------------   ------------  ------------  ------------   ------------


     367,594        805,000         (1,998)         2,000          1,000            --         1,657         71,717

   1,889,290      6,640,900        440,328        183,828             --            --        87,511        107,598
      (5,341)        (5,462)           (47)           (43)            --            --           (42)           (13)
    (599,860)      (649,011)       (16,615)        (6,629)            --            --       (10,838)        (1,873)

  (1,084,872)    (4,406,780)      (269,624)       (20,567)            --            --       (47,578)       (10,002)
     (75,587)      (252,874)        (1,329)            --             --            --            --             --
------------   ------------   ------------   ------------   ------------  ------------  ------------   ------------


     491,224      2,131,773        150,715        158,589          1,000            --        30,710        167,427
------------   ------------   ------------   ------------   ------------  ------------  ------------   ------------

   3,997,022       (916,599)       186,107        150,047          1,448            --        73,076        151,511



  11,769,013     12,685,612        150,047             --             --            --       151,511             --
------------   ------------   ------------   ------------   ------------  ------------  ------------   ------------
$ 15,766,035   $ 11,769,013   $    336,154   $    150,047   $      1,448  $         --  $    224,587   $    151,511
============   ============   ============   ============   ============  ============  ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                              EQUITY INDEX
                                                                                                              PORTFOLIO -
                                                 APPRECIATION               DIVERSIFIED STRATEGIC               CLASS II
                                                   PORTFOLIO                   INCOME PORTFOLIO                  SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $   (146,311)  $     29,234   $    597,813   $  1,056,463   $    (38,272)  $     50,297
  Realized gain (loss) ..................      (166,521)      (383,343)      (233,200)      (380,119)      (225,405)      (568,440)
  Change in unrealized gain (loss)
    on investments ......................     4,512,392     (3,418,182)       907,668       (238,022)     2,998,484     (2,494,459)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     4,199,560     (3,772,291)     1,272,281        438,322      2,734,807     (3,012,602)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       129,757        999,395      1,523,310         35,268        791,172        983,748
  Participant transfers from other
    funding options .....................     2,385,845      6,009,193        649,154        953,253      1,664,690      4,289,295
  Administrative charges ................        (8,454)        (7,866)        (2,413)        (2,748)        (3,930)        (3,778)
  Contract surrenders ...................    (1,059,248)      (977,252)    (1,013,724)      (604,471)      (772,559)      (525,870)
  Participant transfers to other
    funding options .....................      (860,684)    (2,368,841)    (1,299,866)    (2,087,087)      (789,706)    (2,605,338)
  Other payments to participants ........      (194,512)      (242,257)      (428,308)      (427,068)       (32,525)      (194,097)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       392,704      3,412,372       (571,847)    (2,132,853)       857,142      1,943,960
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     4,592,264       (359,919)       700,434     (1,694,531)     3,591,949     (1,068,642)


NET ASSETS:
    Beginning of year ...................    17,942,200     18,302,119     12,851,235     14,545,766     10,013,387     11,082,029
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 22,534,464   $ 17,942,200   $ 13,551,669   $ 12,851,235   $ 13,605,336   $ 10,013,387
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                   SALOMON BROTHERS
                                       VARIABLE
                                       EMERGING                  SALOMON BROTHERS
                                    GROWTH FUND -                 VARIABLE GROWTH                  BALANCED
        FUNDAMENTAL                    CLASS I                   & INCOME FUND -                  PORTFOLIO -
      VALUE PORTFOLIO                   SHARES                    CLASS I SHARES                SERVICE SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$   (234,405)  $    (50,209)  $     (1,380)  $        (87)  $       (373)  $        (70)  $     58,865   $     87,411
    (456,872)      (141,066)          (717)         1,824           (440)         1,506       (189,085)      (337,113)

  10,358,184     (6,766,248)        33,548         (2,062)         9,703         (2,918)     1,711,490       (988,456)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   9,666,907     (6,957,523)        31,451           (325)         8,890         (1,482)     1,581,270     (1,238,158)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     382,861      1,908,088        408,478         12,245             --         23,349        431,661        381,080

   2,735,856     14,987,892         53,923         11,000        108,723         51,010      2,277,966      5,371,864
      (8,915)        (8,608)           (14)            (2)           (20)            --         (4,565)        (4,684)
  (1,984,050)    (1,249,056)        (6,527)            --        (86,618)        (4,536)      (585,339)      (951,164)

  (1,561,991)    (3,369,732)          (309)       (10,576)       (35,171)            --     (1,969,472)    (2,727,214)
    (352,420)      (138,972)            --             --             --             --       (380,232)      (150,754)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (788,659)    12,129,612        455,551         12,667        (13,086)        69,823       (229,981)     1,919,128
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   8,878,248      5,172,089        487,002         12,342         (4,196)        68,341      1,351,289        680,970



  26,879,539     21,707,450         12,342             --         68,341             --     13,307,351     12,626,381
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 35,757,787   $ 26,879,539   $    499,344   $     12,342   $     64,145   $     68,341   $ 14,658,640   $ 13,307,351
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                             GLOBAL LIFE
                                                    CAPITAL                    SCIENCES
                                                 APPRECIATION                PORTFOLIO -               GLOBAL TECHNOLOGY
                                                  PORTFOLIO -                  SERVICE                PORTFOLIO - SERVICE
                                                SERVICE SHARES                  SHARES                      SHARES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    (8,378)  $    (6,543)  $   (37,037)  $   (43,649)  $   (41,315)  $   (47,869)
  Realized gain (loss) ..................      (12,309)      (16,380)      (74,505)     (589,834)     (684,667)   (1,687,496)
  Change in unrealized gain (loss)
    on investments ......................      138,536       (87,346)      693,553      (541,907)    1,825,397      (211,542)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      117,849      (110,269)      582,011    (1,175,390)    1,099,415    (1,946,907)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       92,909        62,242        45,508       137,270        65,435       214,649
  Participant transfers from other
    funding options .....................      121,699       260,907       469,919     4,573,400       694,124     2,633,501
  Administrative charges ................         (378)         (407)       (1,630)       (1,896)       (2,048)       (2,173)
  Contract surrenders ...................      (53,966)      (41,842)      (89,822)     (238,318)     (117,135)     (216,422)
  Participant transfers to other
    funding options .....................      (38,243)      (55,612)     (453,104)   (4,656,941)   (1,085,572)   (2,192,922)
  Other payments to participants ........           --            --       (33,479)      (48,956)      (18,028)      (46,968)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      122,021       225,288       (62,608)     (235,441)     (463,224)      389,665
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      239,870       115,019       519,403    (1,410,831)      636,191    (1,557,242)


NET ASSETS:
    Beginning of year ...................      590,925       475,906     2,418,844     3,829,675     2,886,338     4,443,580
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   830,795   $   590,925   $ 2,938,247   $ 2,418,844   $ 3,522,529   $ 2,886,338
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

         MID CAP                       STRATEGIC                    WORLDWIDE                 LAZARD RETIREMENT
    VALUE PORTFOLIO -              VALUE PORTFOLIO -            GROWTH PORTFOLIO -                SMALL CAP
      SERVICE SHARES                 SERVICE SHARES               SERVICE SHARES                  PORTFOLIO
---------------------------  ---------------------------   ---------------------------   ----------------------------
    2003           2002          2003           2002           2003           2002           2003            2002
------------   ------------  ------------   ------------   ------------   ------------   ------------   -------------
$     (5,093)  $         --  $     (2,107)  $     (5,435)  $    (39,843)  $    (69,952)  $        (23)  $          --
      30,603             --       (78,973)        (2,712)      (300,112)    (1,273,333)             2              --

     129,103             --        96,339        (97,893)     1,802,609     (1,260,989)           687              --
------------   ------------  ------------   ------------   ------------   ------------   ------------   -------------


     154,613             --        15,259       (106,040)     1,462,654     (2,604,274)           666              --
------------   ------------  ------------   ------------   ------------   ------------   ------------   -------------


      94,022             --          (723)         3,334        336,053        228,232          1,000              --

     445,292             --        53,754        342,111      3,180,567     29,913,658          3,392              --
        (114)            --            --            (64)        (3,645)        (4,183)            --              --
      (2,710)            --        (1,977)        (1,854)      (398,857)    (1,322,830)            --              --

    (126,650)            --      (478,118)       (13,824)    (3,727,899)   (29,308,583)            --              --
          --             --            --             --        (60,300)       (78,181)            --              --
------------   ------------  ------------   ------------   ------------   ------------   ------------   -------------


     409,840             --      (427,064)       329,703       (674,081)      (571,887)         4,392              --
------------   ------------  ------------   ------------   ------------   ------------   ------------   -------------

     564,453             --      (411,805)       223,663        788,573     (3,176,161)         5,058              --



          --             --       411,805        188,142      7,230,604     10,406,765             --              --
------------   ------------  ------------   ------------   ------------   ------------   ------------   -------------
$    564,453   $         --  $         --   $    411,805   $  8,019,177   $  7,230,604   $      5,058   $          --
============   ============  ============   ============   ============   ============   ============   =============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                        MERRILL LYNCH
                                                                                           GLOBAL
                                                GROWTH AND           MID-CAP           ALLOCATION V.I.
                                                  INCOME              VALUE                FUND -
                                                PORTFOLIO           PORTFOLIO            CLASS III
                                           -------------------  -------------------  ------------------
                                             2003       2002      2003       2002      2003      2002
                                           --------   --------  --------   --------  --------  --------
OPERATIONS:
  Net investment income (loss) ..........  $    223   $     --  $     72   $     --  $     29  $     --
  Realized gain (loss) ..................       245         --       605         --        --        --
  Change in unrealized gain (loss)
    on investments ......................     7,599         --     4,001         --        46        --
                                           --------   --------  --------   --------  --------  --------

    Net increase (decrease) in net assets
      resulting from operations .........     8,067         --     4,678         --        75        --
                                           --------   --------  --------   --------  --------  --------

UNIT TRANSACTIONS:
  Participant purchase payments .........      (331)        --     2,000         --     1,000        --
  Participant transfers from other
    funding options .....................    89,380         --    67,127         --        --        --
  Administrative charges ................        (4)        --        --         --        --        --
  Contract surrenders ...................        --         --        --         --        --        --
  Participant transfers to other
    funding options .....................    (4,012)        --    (7,435)        --        --        --
  Other payments to participants ........        --         --        --         --        --        --
                                           --------   --------  --------   --------  --------  --------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    85,033         --    61,692         --     1,000        --
                                           --------   --------  --------   --------  --------  --------

    Net increase (decrease) in net assets    93,100         --    66,370         --     1,075        --


NET ASSETS:
    Beginning of year ...................        --         --        --         --        --        --
                                           --------   --------  --------   --------  --------  --------
    End of year .........................  $ 93,100   $     --  $ 66,370   $     --  $  1,075  $     --
                                           ========   ========  ========   ========  ========  ========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

    MERRILL LYNCH
      SMALL CAP
     VALUE V.I.                                                           S&P 500
       FUND -           DIVIDEND GROWTH             EQUITY                 INDEX
     CLASS III             PORTFOLIO              PORTFOLIO              PORTFOLIO
--------------------  --------------------  ---------------------  ----------------------
   2003       2002       2003       2002       2003        2002       2003         2002
---------  ---------  ---------  ---------  ---------   ---------  ---------   ----------
$      --  $      --  $       3  $      --  $      (8)  $      --  $    (513)  $       --
       --         --         --         --         --          --         85           --

       68         --         93         --        169          --     10,128           --
---------  ---------  ---------  ---------  ---------   ---------  ---------   ----------


       68         --         96         --        161          --      9,700           --
---------  ---------  ---------  ---------  ---------   ---------  ---------   ----------


    1,000         --      1,000         --      2,000          --    152,500           --

       --         --         --         --         --          --     29,112           --
       --         --         --         --         --          --         --           --
       --         --         --         --         --          --         --           --

       --         --         --         --         --          --       (324)          --
       --         --         --         --         --          --         --           --
---------  ---------  ---------  ---------  ---------   ---------  ---------   ----------


    1,000         --      1,000         --      2,000          --    181,288           --
---------  ---------  ---------  ---------  ---------   ---------  ---------   ----------

    1,068         --      1,096         --      2,161          --    190,988           --



       --         --         --         --         --          --         --           --
---------  ---------  ---------  ---------  ---------   ---------  ---------   ----------
$   1,068  $      --  $   1,096  $      --  $   2,161   $      --  $ 190,988   $       --
=========  =========  =========  =========  =========   =========  =========   ==========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                              PUTNAM VT
                                                  REAL RETURN                  TOTAL RETURN                   DISCOVERY
                                                  PORTFOLIO -                  PORTFOLIO -                  GROWTH FUND -
                                                ADMINISTRATIVE                ADMINISTRATIVE                   CLASS IB
                                                     CLASS                        CLASS                         SHARES
                                           ---------------------------  ---------------------------   ---------------------------
                                               2003           2002          2003           2002           2003           2002
                                           ------------   ------------  ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $       (161)  $         --  $    370,947   $    353,542   $     (2,808)  $     (2,291)
  Realized gain (loss) ..................           828             --       329,622        253,571         (5,139)       (14,721)
  Change in unrealized gain (loss)
    on investments ......................           (17)            --       154,304        477,415         61,169        (41,417)
                                           ------------   ------------  ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........           650             --       854,873      1,084,528         53,222        (58,429)
                                           ------------   ------------  ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         2,000             --     1,352,417      1,899,874             --         17,025
  Participant transfers from other
    funding options .....................        69,526             --     8,693,453     24,484,961         63,022      1,258,083
  Administrative charges ................            (1)            --        (7,042)        (4,176)          (116)           (91)
  Contract surrenders ...................          (427)            --    (1,953,762)      (868,833)       (11,401)        (1,078)
  Participant transfers to other
    funding options .....................        (4,596)            --    (6,707,240)    (9,197,634)       (46,461)    (1,253,399)
  Other payments to participants ........            --             --      (355,970)      (164,242)            --        (11,470)
                                           ------------   ------------  ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        66,502             --     1,021,856     16,149,950          5,044          9,070
                                           ------------   ------------  ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        67,152             --     1,876,729     17,234,478         58,266        (49,359)


NET ASSETS:
    Beginning of year ...................            --             --    22,686,104      5,451,626        167,811        217,170
                                           ------------   ------------  ------------   ------------   ------------   ------------
    End of year .........................  $     67,152   $         --  $ 24,562,833   $ 22,686,104   $    226,077   $    167,811
                                           ============   ============  ============   ============   ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

         PUTNAM VT                    PUTNAM VT
       INTERNATIONAL                   SMALL CAP
       EQUITY FUND -                 VALUE FUND -                                                HIGH YIELD
         CLASS IB                      CLASS IB                       ALL CAP                    BOND FUND -
          SHARES                        SHARES                     FUND - CLASS I                  CLASS I
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     (8,568)  $    (13,552)  $    (15,921)  $    (12,853)  $   (186,960)  $    (98,067)  $     82,306   $     35,981
     128,321        152,338          6,064        (67,181)       (82,511)      (423,534)         5,503        (15,846)

     265,172            745        607,364       (188,053)     5,610,344     (3,198,318)       111,490         10,905
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     384,925        139,531        597,507       (268,087)     5,340,873     (3,719,919)       199,299         31,040
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      38,731        108,090         66,811        237,369        390,953      1,272,825        411,682         67,913

   3,081,978     37,564,654        911,865      2,502,697      3,190,905     10,710,135        585,641        220,546
        (308)          (222)          (575)          (518)        (6,327)        (5,431)          (257)          (183)
     (23,061)    (1,056,710)      (124,080)       (72,405)      (998,015)      (686,832)       (54,148)       (56,373)

  (4,503,131)   (35,318,767)      (550,384)    (1,674,372)      (899,104)    (2,069,755)       (54,921)       (83,865)
      (3,246)            --         (1,859)            --        (39,662)       (49,872)       (28,177)       (28,127)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (1,409,037)     1,297,045        301,778        992,771      1,638,750      9,171,070        859,820        119,911
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  (1,024,112)     1,436,576        899,285        724,684      6,979,623      5,451,151      1,059,119        150,951



   2,770,049      1,333,473      1,195,300        470,616     13,420,278      7,969,127        635,068        484,117
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,745,937   $  2,770,049   $  2,094,585   $  1,195,300   $ 20,399,901   $ 13,420,278   $  1,694,187   $    635,068
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                 LARGE CAP                     SMALL CAP
                                                    INVESTORS                  GROWTH FUND -                 GROWTH FUND -
                                                 FUND - CLASS I                   CLASS I                       CLASS I
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $      7,340   $    (35,242)  $     (1,099)  $        (84)  $    (28,728)  $    (21,572)
  Realized gain (loss) ..................      (347,903)      (762,562)         1,460           (674)       (77,912)       (72,455)
  Change in unrealized gain (loss)
    on investments ......................     5,843,233     (5,025,040)        22,407           (544)       860,940       (563,295)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     5,502,670     (5,822,844)        22,768         (1,302)       754,300       (657,322)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       532,331      1,288,511        148,435          7,698        435,869        346,886
  Participant transfers from other
    funding options .....................     1,668,215      7,722,429        102,297         16,200      1,209,696        814,237
  Administrative charges ................        (7,494)        (7,959)           (38)            (9)          (556)          (442)
  Contract surrenders ...................    (1,038,801)    (1,085,613)            --             --       (163,205)       (79,753)
  Participant transfers to other
    funding options .....................    (1,411,407)    (3,039,786)       (17,920)       (12,265)      (524,830)      (457,497)
  Other payments to participants ........      (129,868)      (256,462)            --             --             --          3,671
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (387,024)     4,621,120        232,774         11,624        956,974        627,102
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     5,115,646     (1,201,724)       255,542         10,322      1,711,274        (30,220)


NET ASSETS:
    Beginning of year ...................    18,373,292     19,575,016         10,322             --      1,443,311      1,473,531
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 23,488,938   $ 18,373,292   $    265,864   $     10,322   $  3,154,585   $  1,443,311
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                      SCUDDER
                                       GROWTH AND                  INTERNATIONAL
         STRATEGIC                       INCOME                    SELECT EQUITY               CONVERTIBLE
        BOND FUND -                   PORTFOLIO -                   PORTFOLIO -                SECURITIES
          CLASS I                       CLASS B                       CLASS B                   PORTFOLIO
---------------------------   ---------------------------  ---------------------------  ---------------------------
    2003           2002           2003           2002          2003           2002          2003           2002
------------   ------------   ------------   ------------  ------------   ------------  ------------   ------------
$    179,575   $    101,039   $        (86)  $         --  $       (593)  $         --  $    239,508   $    809,273
     117,896          4,009              2             --            94             --       (94,409)      (226,370)

      73,490         57,805          1,230             --        18,513             --     3,032,271     (1,742,400)
------------   ------------   ------------   ------------  ------------   ------------  ------------   ------------


     370,961        162,853          1,146             --        18,014             --     3,177,370     (1,159,497)
------------   ------------   ------------   ------------  ------------   ------------  ------------   ------------


     619,997        250,671         19,117             --       206,635             --       143,303        641,972

   1,195,303      1,457,187             --             --           689             --     2,729,454      4,620,002
        (468)          (268)            --             --            --             --        (3,121)        (3,049)
    (193,712)       (33,970)            --             --            --             --      (958,382)      (624,122)

    (314,850)      (186,114)            --             --            --             --    (2,242,020)    (2,227,305)
     (11,477)       (25,214)            --             --            --             --      (196,241)      (279,252)
------------   ------------   ------------   ------------  ------------   ------------  ------------   ------------


   1,294,793      1,462,292         19,117             --       207,324             --      (527,007)     2,128,246
------------   ------------   ------------   ------------  ------------   ------------  ------------   ------------

   1,665,754      1,625,145         20,263             --       225,338             --     2,650,363        968,749



   2,842,102      1,216,957             --             --            --             --    13,295,571     12,326,822
------------   ------------   ------------   ------------  ------------   ------------  ------------   ------------
$  4,507,856   $  2,842,102   $     20,263   $         --  $    225,338   $         --  $ 15,945,934   $ 13,295,571
============   ============   ============   ============  ============   ============  ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                   DISCIPLINED
                                                     MID CAP                                                   FEDERATED
                                                      STOCK                    EQUITY INCOME                   HIGH YIELD
                                                    PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    (96,653)  $    (71,958)  $   (177,364)  $   (140,498)  $    833,940   $  1,875,826
  Realized gain (loss) ..................      (107,565)      (193,817)      (307,321)      (984,753)      (346,301)      (820,103)
  Change in unrealized gain (loss)
    on investments ......................     2,726,965     (1,231,998)    10,296,865     (5,467,944)     2,083,869       (810,374)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     2,522,747     (1,497,773)     9,812,180     (6,593,195)     2,571,508        245,349
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       128,215        259,030        696,629      1,522,086        294,122        269,706
  Participant transfers from other
    funding options .....................     1,170,515      2,897,803      3,679,410      9,691,311      3,151,463      4,253,661
  Administrative charges ................        (2,990)        (3,014)       (12,379)       (12,874)        (3,586)        (3,187)
  Contract surrenders ...................      (585,369)      (445,212)    (2,475,918)    (2,607,040)      (946,556)      (683,489)
  Participant transfers to other
    funding options .....................      (724,564)    (1,738,395)    (1,893,643)    (8,580,995)    (1,760,418)    (3,680,046)
  Other payments to participants ........       (89,893)       (15,269)      (367,877)      (716,000)      (107,710)      (135,836)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (104,086)       954,943       (373,778)      (703,512)       627,315         20,809
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,418,661       (542,830)     9,438,402     (7,296,707)     3,198,823        266,158


NET ASSETS:
    Beginning of year ...................     8,013,999      8,556,829     34,136,522     41,433,229     11,992,988     11,726,830
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 10,432,660   $  8,013,999   $ 43,574,924   $ 34,136,522   $ 15,191,811   $ 11,992,988
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                      LAZARD
                                                                  INTERNATIONAL                 MERRILL LYNCH
         FEDERATED                    LARGE CAP                        STOCK                      LARGE CAP
      STOCK PORTFOLIO                 PORTFOLIO                     PORTFOLIO                   CORE PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$      6,417   $    106,401   $   (251,105)  $   (282,188)  $     44,801   $     71,591   $    (13,703)  $    (19,119)
    (190,358)      (292,413)    (1,457,689)    (3,021,302)      (153,690)      (509,441)      (130,124)      (215,050)

   2,023,428     (1,932,010)     6,918,985     (4,921,702)     2,709,950       (915,986)       486,712       (489,286)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,839,487     (2,118,022)     5,210,191     (8,225,192)     2,601,061     (1,353,836)       342,885       (723,455)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      35,802         71,554        456,244        468,404         69,202        151,596         25,647         24,473

     374,496      1,522,588      1,633,131      2,993,685      2,703,361     69,184,886         70,374        124,655
      (2,190)        (2,431)       (11,385)       (12,920)        (3,649)        (4,225)          (591)          (664)
    (417,716)    (1,001,287)    (1,568,740)    (2,400,269)      (702,953)    (1,709,094)      (106,956)      (142,036)

    (497,769)    (1,642,696)    (1,541,643)    (4,461,320)    (3,266,509)   (69,838,588)       (73,289)      (193,890)
      14,950       (276,295)      (135,751)      (518,856)       (97,580)      (163,075)        (6,708)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (492,427)    (1,328,567)    (1,168,144)    (3,931,276)    (1,298,128)    (2,378,500)       (91,523)      (187,462)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,347,060     (3,446,589)     4,042,047    (12,156,468)     1,302,933     (3,732,336)       251,362       (910,917)



   7,592,366     11,038,955     23,784,133     35,940,601     10,884,498     14,616,834      1,878,278      2,789,195
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  8,939,426   $  7,592,366   $ 27,826,180   $ 23,784,133   $ 12,187,431   $ 10,884,498   $  2,129,640   $  1,878,278
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                     MFS
                                                        MFS                        MID CAP
                                                     EMERGING                       GROWTH                   PIONEER FUND
                                                 GROWTH PORTFOLIO                 PORTFOLIO                   PORTFOLIO
                                           ---------------------------   ---------------------------   ------------------------
                                               2003           2002           2003           2002           2003        2002
                                           ------------   ------------   ------------   ------------   ------------  ----------
OPERATIONS:
  Net investment income (loss) ..........  $   (189,801)  $   (239,609)  $   (175,737)  $   (217,972)  $         65  $       --
  Realized gain (loss) ..................    (2,235,323)    (5,087,593)    (2,114,174)    (4,095,674)             1          --
  Change in unrealized gain (loss)
    on investments ......................     5,689,998     (2,560,980)     6,070,240     (7,364,239)           439          --
                                           ------------   ------------   ------------   ------------   ------------  ----------

    Net increase (decrease) in net assets
      resulting from operations .........     3,264,874     (7,888,182)     3,780,329    (11,677,885)           505          --
                                           ------------   ------------   ------------   ------------   ------------  ----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       221,340        153,623        116,733        385,794          1,000          --
  Participant transfers from other
    funding options .....................       558,145      1,505,663      1,345,252      4,062,526          5,102          --
  Administrative charges ................        (7,054)        (8,246)        (7,193)        (7,375)            --          --
  Contract surrenders ...................      (906,734)      (948,226)      (671,863)      (777,638)            --          --
  Participant transfers to other
    funding options .....................      (906,820)    (3,886,103)    (1,307,229)    (3,372,065)            --          --
  Other payments to participants ........       (90,468)      (234,377)      (100,183)      (290,384)            --          --
                                           ------------   ------------   ------------   ------------   ------------  ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,131,591)    (3,417,666)      (624,483)           858          6,102          --
                                           ------------   ------------   ------------   ------------   ------------  ----------

    Net increase (decrease) in net assets     2,133,283    (11,305,848)     3,155,846    (11,677,027)         6,607          --


NET ASSETS:
    Beginning of year ...................    12,645,474     23,951,322     11,240,409     22,917,436             --          --
                                           ------------   ------------   ------------   ------------   ------------  ----------
    End of year .........................  $ 14,778,757   $ 12,645,474   $ 14,396,255   $ 11,240,409   $      6,607  $       --
                                           ============   ============   ============   ============   ============  ==========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                          ACTIVE
                                      INTERNATIONAL
         TRAVELERS                      ALLOCATION                EMERGING MARKETS                EQUITY AND
          QUALITY                      PORTFOLIO -               EQUITY PORTFOLIO -            INCOME PORTFOLIO -
      BOND PORTFOLIO                     CLASS I                      CLASS I                      CLASS II
--------------------------    ---------------------------   ---------------------------   -------------------------
    2003           2002           2003           2002           2003           2002           2003         2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ----------
$  1,711,068   $  3,018,834   $      7,811   $      2,076   $     (6,707)  $     (4,301)  $        273   $       --
     240,539        860,035        (38,366)        (8,724)        (4,608)        (5,982)         3,968           --

     793,533     (1,744,135)       102,468        (74,443)       210,742        (21,354)        31,254           --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ----------


   2,745,140      2,134,734         71,913        (81,091)       199,427        (31,637)        35,495           --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ----------


     886,374      2,535,479         76,811         52,730        133,241         10,687        399,701           --

   8,113,793     38,641,506         71,871        113,809        236,785         40,479        200,175           --
     (11,822)       (10,785)          (168)          (147)          (119)          (103)            (1)          --
  (3,346,348)    (6,540,958)       (11,592)       (14,045)       (32,117)        (1,004)            --           --

  (7,260,134)   (23,807,960)      (569,515)       (30,040)       (17,650)       (12,123)       (51,488)          --
    (384,126)      (729,871)            --         (3,995)            --             --             --           --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ----------


  (2,002,263)    10,087,411       (432,593)       118,312        320,140         37,936        548,387           --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ----------

     742,877     12,222,145       (360,680)        37,221        519,567          6,299        583,882           --



  50,011,797     37,789,652        360,680        323,459        301,771        295,472             --           --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ----------
$ 50,754,674   $ 50,011,797   $         --   $    360,680   $    821,338   $    301,771   $    583,882   $       --
============   ============   ============   ============   ============   ============   ============   ==========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                         GLOBAL VALUE
                                                  EQUITY GROWTH             GLOBAL FRANCHISE          EQUITY PORTFOLIO -
                                               PORTFOLIO - CLASS I        PORTFOLIO - CLASS II             CLASS I
                                           -------------------------   -------------------------  -------------------------
                                               2003          2002          2003          2002         2003          2002
                                           -----------   -----------   -----------   -----------  -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (16,722)  $   (11,447)  $    (1,092)  $        --  $   (22,735)  $    (1,731)
  Realized gain (loss) ..................      (23,512)      (47,621)          542            --      (15,764)      (18,791)
  Change in unrealized gain (loss)
    on investments ......................      283,620      (266,053)       30,954            --      450,804      (237,690)
                                           -----------   -----------   -----------   -----------  -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      243,386      (325,121)       30,404            --      412,305      (258,212)
                                           -----------   -----------   -----------   -----------  -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       59,225        87,397       242,204            --      143,884        99,955
  Participant transfers from other
    funding options .....................      268,535       450,162       114,260            --      324,766       389,962
  Administrative charges ................         (301)         (313)           (4)           --         (357)         (328)
  Contract surrenders ...................      (13,967)      (11,667)           --            --      (86,178)      (65,533)
  Participant transfers to other
    funding options .....................      (52,792)     (111,326)           (8)           --      (76,546)     (163,022)
  Other payments to participants ........      (10,167)           --            --            --      (10,034)      (39,192)
                                           -----------   -----------   -----------   -----------  -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      250,533       414,253       356,452            --      295,535       221,842
                                           -----------   -----------   -----------   -----------  -----------   -----------

    Net increase (decrease) in net assets      493,919        89,132       386,856            --      707,840       (36,370)


NET ASSETS:
    Beginning of year ...................      952,032       862,900            --            --    1,341,190     1,377,560
                                           -----------   -----------   -----------   -----------  -----------   -----------
    End of year .........................  $ 1,445,951   $   952,032   $   386,856   $        --  $ 2,049,030   $ 1,341,190
                                           ===========   ===========   ===========   ===========  ===========   ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

         MID CAP                                                                           U.S. MID
          GROWTH                  SMALL COMPANY                TECHNOLOGY                  CAP CORE
       PORTFOLIO -             GROWTH PORTFOLIO -              PORTFOLIO -                PORTFOLIO -
         CLASS I                    CLASS II                     CLASS I                    CLASS I
-------------------------   -------------------------  -------------------------   -------------------------
    2003          2002          2003          2002         2003          2002          2003          2002
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------
$   (14,123)  $    (9,752)  $      (541)  $        --  $    (5,872)  $    (6,624)  $   (36,708)  $   (29,885)
    (21,512)      (60,932)        1,910            --     (125,329)     (148,370)      (23,725)      (90,047)

    351,618      (200,953)        7,453            --      284,178      (205,592)      917,124      (608,052)
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    315,983      (271,637)        8,822            --      152,977      (360,586)      856,691      (727,984)
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    174,544        40,429        39,654            --       37,865        12,706       142,282       375,727

    353,380       283,700        42,373            --       90,885       100,222       203,609       980,822
       (410)         (368)           --            --         (202)         (204)         (620)         (615)
    (22,748)      (11,000)           --            --      (51,732)       (8,991)     (101,746)     (120,837)

   (115,699)     (124,830)       (2,851)           --      (67,706)      (93,484)     (167,491)     (250,085)
    (11,753)       (4,236)           --            --      (23,310)       (2,229)      (16,692)      (21,199)
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    377,314       183,695        79,176            --      (14,200)        8,020        59,342       963,813
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------

    693,297       (87,942)       87,998            --      138,777      (352,566)      916,033       235,829



    638,980       726,922            --            --      330,480       683,046     2,141,520     1,905,691
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------
$ 1,332,277   $   638,980   $    87,998   $        --  $   469,257   $   330,480   $ 3,057,553   $ 2,141,520
===========   ===========   ===========   ===========  ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                  U.S. REAL                   CORE PLUS
                                                   ESTATE                    FIXED INCOME                   VALUE
                                                 PORTFOLIO -                 PORTFOLIO -                 PORTFOLIO -
                                                   CLASS I                     CLASS II                    CLASS I
                                           -------------------------   -------------------------  -------------------------
                                               2003          2002          2003          2002         2003          2002
                                           -----------   -----------   -----------   -----------  -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (24,534)  $    24,854   $    (1,990)  $        --  $   (24,435)  $    (7,533)
  Realized gain (loss) ..................       13,919        29,268           692            --      (27,782)      (32,042)
  Change in unrealized gain (loss)
    on investments ......................      518,878       (92,547)        3,968            --      538,571      (436,763)
                                           -----------   -----------   -----------   -----------  -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      508,263       (38,425)        2,670            --      486,354      (476,338)
                                           -----------   -----------   -----------   -----------  -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      146,064       189,037       140,827            --       48,811       119,676
  Participant transfers from other
    funding options .....................      429,973       621,550       208,920            --      238,234       330,499
  Administrative charges ................         (358)         (243)           (2)           --         (643)         (668)
  Contract surrenders ...................      (57,000)      (31,217)           --            --     (180,907)      (74,278)
  Participant transfers to other
    funding options .....................      (84,651)     (126,922)      (21,887)           --     (142,401)     (131,440)
  Other payments to participants ........      (13,201)      (18,836)           --            --      (36,921)       (1,984)
                                           -----------   -----------   -----------   -----------  -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      420,827       633,369       327,858            --      (73,827)      241,805
                                           -----------   -----------   -----------   -----------  -----------   -----------

    Net increase (decrease) in net assets      929,090       594,944       330,528            --      412,527      (234,533)


NET ASSETS:
    Beginning of year ...................    1,231,542       636,598            --            --    1,579,029     1,813,562
                                           -----------   -----------   -----------   -----------  -----------   -----------
    End of year .........................  $ 2,160,632   $ 1,231,542   $   330,528   $        --  $ 1,991,556   $ 1,579,029
                                           ===========   ===========   ===========   ===========  ===========   ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                SB ADJUSTABLE
                                                                     PIONEER                     RATE INCOME
        AIM CAPITAL                   MFS TOTAL                     STRATEGIC                    PORTFOLIO -
       APPRECIATION                     RETURN                        INCOME                       CLASS I
         PORTFOLIO                    PORTFOLIO                     PORTFOLIO                       SHARES
---------------------------   ---------------------------   ---------------------------   --------------------------
    2003           2002           2003           2002           2003           2002           2003          2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
$    (33,180)  $    (37,840)  $    567,769   $  2,878,393   $    205,050   $    598,318   $         39   $        --
    (239,720)      (253,190)      (549,365)     1,894,030        (95,018)      (136,516)            --            --

     857,323       (506,266)     8,839,960     (9,013,237)       337,878       (327,853)           (38)           --
------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------


     584,423       (797,296)     8,858,364     (4,240,814)       447,910        133,949              1            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------


      78,768        125,020        796,565      2,093,603        (22,419)        26,082          1,000            --

     153,883        485,730      6,866,958     18,382,123        165,637        204,944         12,700            --
      (1,498)        (1,560)       (18,458)       (18,645)          (639)          (696)            --            --
    (255,715)      (169,962)    (3,912,958)    (3,940,010)      (318,033)      (750,263)            --            --

    (241,633)      (389,310)    (3,791,878)    (8,462,217)      (161,334)      (640,109)            --            --
      (6,589)            --       (521,118)    (1,498,226)       (12,375)       (37,603)            --            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------


    (272,784)        49,918       (580,889)     6,556,628       (349,163)    (1,197,645)        13,700            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------

     311,639       (747,378)     8,277,475      2,315,814         98,747     (1,063,696)        13,701            --



   2,298,019      3,045,397     60,017,407     57,701,593      2,744,268      3,807,964             --            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
$  2,609,658   $  2,298,019   $ 68,294,882   $ 60,017,407   $  2,843,015   $  2,744,268   $     13,701   $        --
============   ============   ============   ============   ============   ============   ============   ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                 SMITH BARNEY
                                                  SMITH BARNEY                       LARGE
                                                    AGGRESSIVE                  CAPITALIZATION                 STRATEGIC
                                                     GROWTH                         GROWTH                       EQUITY
                                                    PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $   (325,862)  $   (230,047)  $    (38,882)  $    (15,199)  $   (372,555)  $   (287,177)
  Realized gain (loss) ..................      (193,951)      (614,144)       (12,650)       (65,511)    (3,291,995)    (7,391,613)
  Change in unrealized gain (loss)
    on investments ......................     7,125,521     (5,361,557)     1,096,084       (427,289)    10,824,850     (7,962,722)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     6,605,708     (6,205,748)     1,044,552       (507,999)     7,160,300    (15,641,512)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       403,461      2,699,012         29,081        198,814        129,496        272,370
  Participant transfers from other
    funding options .....................     3,370,864     15,061,175      1,520,546      1,622,711        760,787      1,561,549
  Administrative charges ................        (7,568)        (5,481)          (994)          (654)       (11,783)       (13,328)
  Contract surrenders ...................    (1,346,475)      (646,061)      (127,076)       (73,340)    (1,616,728)    (2,296,855)
  Participant transfers to other
    funding options .....................    (1,421,106)    (2,328,695)      (236,087)      (294,635)    (1,643,695)    (6,125,879)
  Other payments to participants ........      (107,067)       (77,446)        (1,274)       (21,195)      (298,098)      (923,044)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       892,109     14,702,504      1,184,196      1,431,701     (2,680,021)    (7,525,187)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     7,497,817      8,496,756      2,228,748        923,702      4,480,279    (23,166,699)


NET ASSETS:
    Beginning of year ...................    19,813,467     11,316,711      1,998,693      1,074,991     24,972,887     48,139,586
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 27,311,284   $ 19,813,467   $  4,227,441   $  1,998,693   $ 29,453,166   $ 24,972,887
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                 DOMESTIC
                                        COMSTOCK                                                  INCOME
         COMSTOCK                     PORTFOLIO -                    DOMESTIC                    PORTFOLIO
        PORTFOLIO -                     CLASS II                      INCOME                     CLASS II
      CLASS I SHARES                     SHARES                     PORTFOLIO                     SHARES
---------------------------   ---------------------------   --------------------------   --------------------------
    2003           2002           2003           2002           2003          2002           2003          2002
------------   ------------   ------------   ------------   ------------  ------------   ------------  ------------
$     (1,279)  $     (2,315)  $    (69,185)  $    (69,237)  $         --  $     75,732   $         --  $     93,882
      (3,407)        (8,696)      (133,469)      (181,983)            --       (64,762)            --       (86,376)

      93,061        (78,774)     2,699,304     (1,372,550)            --       (18,867)            --        (9,584)
------------   ------------   ------------   ------------   ------------  ------------   ------------  ------------


      88,375        (89,785)     2,496,650     (1,623,770)            --        (7,897)            --        (2,078)
------------   ------------   ------------   ------------   ------------  ------------   ------------  ------------


          --          6,152      1,446,633        996,886             --             2             --       621,019

      69,631         78,874      2,783,162      5,601,937             --        40,115             --       320,676
         (64)          (147)        (2,220)        (1,728)            --            --             --            --
      (3,930)        (8,834)      (307,637)      (307,841)            --       (40,540)            --        (4,962)

     (63,830)       (56,123)    (1,486,194)    (1,224,317)            --    (1,116,305)            --    (1,658,204)
     (11,294)       (40,438)            --        (12,254)            --            --             --            --
------------   ------------   ------------   ------------   ------------  ------------   ------------  ------------


      (9,487)       (20,516)     2,433,744      5,052,683             --    (1,116,728)            --      (721,471)
------------   ------------   ------------   ------------   ------------  ------------   ------------  ------------

      78,888       (110,301)     4,930,394      3,428,913             --    (1,124,625)            --      (723,549)



     323,587        433,888      7,703,360      4,274,447             --     1,124,625             --       723,549
------------   ------------   ------------   ------------   ------------  ------------   ------------  ------------
$    402,475   $    323,587   $ 12,633,754   $  7,703,360   $         --  $         --   $         --  $         --
============   ============   ============   ============   ============  ============   ============  ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                EMERGING
                                               EMERGING GROWTH                   GROWTH                    ENTERPRISE
                                                 PORTFOLIO -                  PORTFOLIO -                  PORTFOLIO -
                                                   CLASS I                      CLASS II                    CLASS I
                                                    SHARES                       SHARES                      SHARES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (11,791)  $   (12,435)  $   (37,483)  $   (27,834)  $    (6,195)  $    (8,924)
  Realized gain (loss) ..................     (200,818)     (292,049)     (141,910)      (90,388)     (150,794)     (167,246)
  Change in unrealized gain (loss)
    on investments ......................      403,042      (213,222)      735,743      (709,292)      312,917      (196,482)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      190,433      (517,706)      556,350      (827,514)      155,928      (372,652)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           --         1,208       384,896       260,275            --           (39)
  Participant transfers from other
    funding options .....................        6,516        56,294       523,991     1,623,233        10,507        23,913
  Administrative charges ................         (793)         (908)         (669)         (657)         (392)         (539)
  Contract surrenders ...................      (20,466)      (25,250)      (33,946)      (54,089)      (14,359)      (56,418)
  Participant transfers to other
    funding options .....................     (167,040)     (199,983)     (613,004)     (337,515)     (124,810)      (98,548)
  Other payments to participants ........      (12,653)      (37,912)      (17,715)           --        (9,173)      (21,225)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     (194,436)     (206,551)      243,553     1,491,247      (138,227)     (152,856)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets       (4,003)     (724,257)      799,903       663,733        17,701      (525,508)


NET ASSETS:
    Beginning of year ...................      852,147     1,576,404     2,291,347     1,627,614       744,666     1,270,174
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   848,144   $   852,147   $ 3,091,250   $ 2,291,347   $   762,367   $   744,666
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                             GROWTH AND
       ENTERPRISE                                              GOVERNMENT                      INCOME
       PORTFOLIO -                   GOVERNMENT               PORTFOLIO -                   PORTFOLIO -
        CLASS II                    PORTFOLIO -                 CLASS II                      CLASS I
         SHARES                    CLASS I SHARES                SHARES                       SHARES
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$    (7,986)  $    (7,433)  $    69,855   $     8,960   $   172,749   $    28,684   $    (5,679)  $    (4,950)
    (11,627)      (44,619)       23,173         6,786         4,760         7,175       (15,160)      (40,823)

    163,328      (162,297)      (86,050)      118,948      (190,577)      273,089       344,657      (235,772)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    143,715      (214,349)        6,978       134,694       (13,068)      308,948       323,818      (281,545)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


     44,530        53,482            --            --       588,498       346,649            --        18,348

    238,506       284,685        72,250     1,513,228     1,738,511     4,195,337       112,259        65,063
       (169)         (143)         (317)         (359)       (1,581)       (1,083)         (470)         (538)
    (37,834)      (16,681)     (105,769)      (45,529)     (202,200)     (101,883)     (133,002)     (126,935)

    (19,887)     (183,719)     (627,296)      (30,703)     (999,501)     (360,335)      (60,870)     (252,525)
         --        (6,631)      (18,546)      (60,695)       (2,061)      (12,854)      (33,905)       (9,639)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    225,146       130,993      (679,678)    1,375,942     1,121,666     4,065,831      (115,988)     (306,226)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    368,861       (83,356)     (672,700)    1,510,636     1,108,598     4,374,779       207,830      (587,771)



    519,026       602,382     2,191,263       680,627     5,981,204     1,606,425     1,310,434     1,898,205
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   887,887   $   519,026   $ 1,518,563   $ 2,191,263   $ 7,089,802   $ 5,981,204   $ 1,518,264   $ 1,310,434
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                   GROWTH AND
                                                     INCOME                  MONEY MARKET                MONEY MARKET
                                                   PORTFOLIO -               PORTFOLIO -                 PORTFOLIO -
                                                    CLASS II                   CLASS I                     CLASS II
                                                     SHARES                     SHARES                      SHARES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (39,490)  $   (26,119)  $   (18,668)  $    (4,713)  $   (71,644)  $   (26,014)
  Realized gain (loss) ..................      (20,884)      (32,185)           --            --            --            --
  Change in unrealized gain (loss)
    on investments ......................    1,210,254      (495,888)           --            --            --            --
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........    1,149,880      (554,192)      (18,668)       (4,713)      (71,644)      (26,014)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      881,819       377,890         3,857            --       777,044       245,491
  Participant transfers from other
    funding options .....................    1,000,022     2,104,897       347,164       485,612     2,045,133     4,018,376
  Administrative charges ................       (1,226)       (1,086)         (481)         (483)       (1,001)         (802)
  Contract surrenders ...................     (186,611)      (92,595)     (488,513)     (236,439)     (444,702)     (227,875)
  Participant transfers to other
    funding options .....................     (267,955)     (255,921)     (461,682)     (219,136)   (3,246,790)     (614,704)
  Other payments to participants ........      (51,511)       (9,147)           --       (34,194)      (78,641)      (21,583)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    1,374,538     2,124,038      (599,655)       (4,640)     (948,957)    3,398,903
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets    2,524,418     1,569,846      (618,323)       (9,353)   (1,020,601)    3,372,889


NET ASSETS:
    Beginning of year ...................    3,666,761     2,096,915     2,504,104     2,513,457     6,541,269     3,168,380
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 6,191,179   $ 3,666,761   $ 1,885,781   $ 2,504,104   $ 5,520,668   $ 6,541,269
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                       DYNAMIC CAPITAL
       CONTRAFUND(R)                    APPRECIATION
        PORTFOLIO -                      PORTFOLIO -                     MID CAP
          SERVICE                          SERVICE                     PORTFOLIO -
          CLASS 2                          CLASS 2                    SERVICE CLASS 2                     COMBINED
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     2003            2002            2003            2002            2003            2002            2003            2002
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$     (99,774)  $     (50,049)  $      (2,698)  $      (1,098)  $     (77,225)  $     (36,167)  $   1,010,363   $   8,630,652
      (69,742)       (264,244)            883         (18,778)         45,484         (21,441)    (20,978,829)    (40,100,739)

    2,317,599        (525,762)         45,664           5,153       2,241,295        (468,887)    150,685,516     (99,769,520)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


    2,148,083        (840,055)         43,849         (14,723)      2,209,554        (526,495)    130,717,050    (131,239,607)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


    1,424,186         514,579          21,146         130,116         846,638         508,330      36,226,201      54,927,003

    1,875,878       3,472,421         131,478         212,636       2,288,853       5,207,134     117,371,560     639,948,559
       (3,910)         (3,710)            (67)            (13)         (1,474)         (1,025)       (230,889)       (233,292)
     (458,315)       (866,954)         (3,931)         (8,048)       (346,799)       (152,280)    (48,377,280)    (59,323,388)

     (870,806)     (1,202,425)         (8,987)       (180,791)     (1,001,065)     (1,723,530)   (113,980,330)   (543,115,906)
      (10,940)       (127,943)             --              --         (46,372)             --      (6,456,418)    (10,418,074)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


    1,956,093       1,785,968         139,639         153,900       1,739,781       3,838,629     (15,447,156)     81,784,902
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    4,104,176         945,913         183,488         139,177       3,949,335       3,312,134     115,269,894     (49,454,705)



    7,389,430       6,443,517         147,342           8,165       5,055,454       1,743,320     636,488,270     685,942,975
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  11,493,606   $   7,389,430   $     330,830   $     147,342   $   9,004,789   $   5,055,454   $ 751,758,164   $ 636,488,270
=============   =============   =============   =============   =============   =============   =============   =============

                        See Notes to Financial Statements
\

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund ABD for Variable Annuities ("Fund ABD") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Fund ABD is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund ABD includes ithe Travelers Portfolio Architect Annuity, Travelers Life & Annuity Portfolio Architect Select Annuity, The Travelers Life & Annuity Access Annuity, The Travelers Life & Annuity Access Select Annuity, Travelers Premier Advisers Annuity, Travelers Premier Advisers II Annuity, and Travelers Premier Advisers III Annuity products.

Participant purchase payments applied to Fund ABD are invested in one or more sub-accounts in accordance with the selection made by the contract owner.
As of December 31, 2003, the investments comprising Fund ABD were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc. (Formerly Alliance
       Variable Product Series Fund, Inc.), Maryland business trust
         AllianceBernstein Premier Growth Portfolio - Class B (Formerly Premier
           Growth Portfolio - Class B)
     American Funds Insurance Series, Inc. Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF Appreciation Portfolio - Initial Shares (Formerly
           Appreciation Portfolio - Initial Shares)
         Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Formerly
           Small Cap Portfolio - Initial Shares)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Emerging Growth Fund - Class I Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Capital Appreciation Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Value Portfolio - Service Shares
         Strategic Value Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III
         Merrill Lynch Small Cap Value V.I. Fund - Class III

     Morgan Stanley Variable Investment Series, Massachusetts business trust
         Dividend Growth Portfolio - Class Y
         Equity Portfolio - Class Y
         S&P 500 Index Portfolio - Class Y
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares (Formerly Putnam VT
           Voyager II Fund - Class IB Shares)
         Putnam VT International Equity Fund - Class IB Shares (Formerly Putnam
           VT International Growth Fund - Class IB Shares)
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         High Yield Bond Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
         Strategic Bond Fund - Class I
     Scudder Variable Series I, Massachusetts business trust
         Growth and Income Portfolio - Class B
     Scudder Variable Series II, Massachusetts business trust
         Scudder International Select Equity Portfolio - Class B
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         Pioneer Fund Portfolio (Formerly Utilities Portfolio)
         Travelers Quality Bond Portfolio
     The Universal Institutional Funds, Inc., Maryland business trust
         Emerging Markets Equity Portfolio, Class I
         Equity and Income Portfolio - Class II
         Equity Growth Portfolio - Class I
         Global Franchise Portfolio - Class II Shares
         Global Value Equity Portfolio  - Class I
         Mid Cap Growth Portfolio - Class I
         Small Company Growth Portfolio - Class II
         Technology Portfolio, Class I
         U.S. Mid Cap Core Portfolio - Class I (Formerly Mid Cap Value
           Portfolio)
         U.S. Real Estate Portfolio - Class I
         UIF Core Plus Fixed Income Portfolio - Class II
         Value Portfolio - Class I

     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio (Formerly Putnam Diversified Income
           Portfolio)
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Strategic Equity Portfolio (Formerly Alliance Growth Portfolio)
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class I Shares
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Emerging Growth Portfolio - Class II Shares
         Enterprise Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
         Government Portfolio - Class I Shares
         Government Portfolio - Class II Shares
         Growth and Income Portfolio - Class I Shares
         Growth and Income Portfolio - Class II Shares
         Money Market Portfolio - Class I Shares
         Money Market Portfolio - Class II Shares
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund ABD in the preparation of its financial statements.

Effective April 30, 2003, The Janus Aspen Series: Strategic Value Portfolio - Service Shares were merged into the Janus Aspen Series: Mid Cap Value Portfolio
- Service Shares. At the effective date, Fund ABD held 52,531 shares of Strategic Value Portfolio - Service Shares having a market value of $384,634.38 which were exchanged for 38,306 shares of Mid Cap Value Portfolio - Service Shares in equal value.

Effective October 31, 2003, The Universal Institutional Funds, Inc.: Active International Allocation Portfolio, Class I was liquidated. At the effective date, Fund ABD held 61,115 shares of Active International Allocation Portfolio - Class I having a market value of $430,249.28, which were used to purchase 28,556 shares of Van Kampen Life Investment Trust: Money Market Portfolio - Class I Shares and 401,693 shares of Van Kampen Life Investment Trust: Money Market Portfolio - Class II Shares in equal value.

Merrill Lynch Global Allocation V.I. Fund Class III of Merrill Lynch Variable Series Funds, Inc.. is not an approved sub-account for Fund ABD for the year ended December 31, 2003. No contract holders were invested in this sub-account. At December 31, 2003 this sub-account had seed value of $1,075.

Merrill Lynch Small Cap Value V.I. Fund Class III of Merrill Lynch Variable Series Funds, Inc. is not an approved sub-account for Fund ABD for the year ended December 31, 2003. No contract holders were invested in this sub-account. At December 31, 2003 this sub-account had seed value of $1,068.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Fund ABD form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund ABD. Fund ABD is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Fund ABD adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $128,957,605 and $142,880,412, respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $806,573,176 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $29,022,219. Gross unrealized depreciation for all investments at December 31, 2003 was $83,700,162.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)
-     Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
-     Guaranteed  Minimum Withdrawal  Benefit,  if elected by the contract owner
      (GMWB)

On the following page is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                   ABD
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Asset-based Charges
                                                                       -------------------------------------------------------------
                                                                                           Optional Features
   Separate Account Charge (1)                                                            ------------------         Total
    (as identified in Note 4)      Product                              M&E       ADM      E.S.P.      GMWB            Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.40%      Portfolio Architect                 1.25%     0.15%                                  1.40%
                                   Portfolio Architect Select          1.25%     0.15%                                  1.40%
                                   Premier Advisers                    1.25%     0.15%                                  1.40%
                                   Travelers Access                    1.25%     0.15%                                  1.40%
                                   Travelers Access Select             1.25%     0.15%                                  1.40%

Separate Account Charge 1.50%      Premier Advisers II                 1.35%     0.15%                                  1.50%

Separate Account Charge 1.60%      Portfolio Architect                 1.25%     0.15%      0.20%                       1.60%
                                   Portfolio Architect Select          1.25%     0.15%      0.20%                       1.60%
                                   Premier Advisers                    1.25%     0.15%      0.20%                       1.60%
                                   Premier Advisers III                1.45%     0.15%                                  1.60%

Separate Account Charge 1.70%      Premier Advisers II                 1.35%     0.15%      0.20%                       1.70%

Separate Account Charge 1.75%      Premier Advisers III                1.45%     0.15%      0.15%                       1.75%

Separate Account Charge 1.80%      Portfolio Architect                 1.25%     0.15%                0.40%             1.80%

Separate Account Charge 1.90%      Premier Advisers II                 1.35%     0.15%                0.40%             1.90%

Separate Account Charge 2.00%      Portfolio Architect                 1.25%     0.15%      0.20%     0.40%             2.00%
                                   Premier Advisers III                1.45%     0.15%                0.40%             2.00%

Separate Account Charge 2.10%      Premier Advisers II                 1.35%     0.15%      0.20%     0.40%             2.10%

Separate Account Charge 2.15%      Premier Advisers III                1.45%     0.15%      0.15%     0.40%             2.15%
------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
------------------------------------------------------------------------------------------------------------------------------------

For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant Purchase Payments when they are received. However, a withdrawal charge will apply, assessed through the redemption of units, if Purchase Payments are withdrawn as noted directly below.

----------------------------------------------------------------------------------------------
Product                            Withdrawal charge (as a percentage of the amount withdrawn)
----------------------------------------------------------------------------------------------
Portfolio Architect                Up to 6% decreasing to 0% in years 8 and later
Portfolio ArchitectSelect          Up to 6% decreasing to 0% in years 8 and later
Premier Advisers                   Up to 6% decreasing to 0% in years 8 and later
Travelers Access                   N/A
Travelers Access Select            N/A
----------------------------------------------------------------------------------------------

Withdrawal charges for ABD were $1,212,091 and $1,113,463 for the years ended December 31, 2003 and 2002, respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus

4. NET CONTRACT OWNERS' EQUITY

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
Capital Appreciation Fund
    Separate Account Charges 1.40% .........................        26,720,747      8,635    $ 1.583    $  42,290,083       $ 13,666
    Separate Account Charges 1.50% .........................                --         --      1.016               --             --
    Separate Account Charges 1.60% .........................            37,316         --      1.574           58,733             --
    Separate Account Charges 1.70% .........................                --         --      1.011               --             --
    Separate Account Charges 1.80% .........................            25,319         --      1.270           32,167             --
    Separate Account Charges 1.90% .........................                --         --      1.269               --             --
    Separate Account Charges 2.00% .........................                --         --      1.268               --             --
    Separate Account Charges 2.10% .........................                --         --      1.267               --             --
    Separate Account Charges 2.15% .........................                --         --      1.147               --             --

Money Market Portfolio
    Separate Account Charges 1.40% .........................        26,060,260         --      1.179       30,731,885             --
    Separate Account Charges 1.50% .........................                --         --      0.993               --             --
    Separate Account Charges 1.60% .........................             6,947         --      1.173            8,148             --
    Separate Account Charges 1.70% .........................                --         --      0.989               --             --
    Separate Account Charges 1.80% .........................             5,095         --      0.991            5,049             --
    Separate Account Charges 1.90% .........................                --         --      0.990               --             --
    Separate Account Charges 2.00% .........................             2,015         --      0.989            1,993             --
    Separate Account Charges 2.10% .........................                --         --      0.988               --             --
    Separate Account Charges 2.15% .........................                --         --      0.992               --             --

AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 1.40% .........................         6,961,089         --      0.640        4,456,678             --
    Separate Account Charges 1.50% .........................                --         --      0.968               --             --
    Separate Account Charges 1.60% .........................               908         --      0.637              578             --
    Separate Account Charges 1.70% .........................                --         --      0.964               --             --
    Separate Account Charges 1.80% .........................                --         --      1.267               --             --
    Separate Account Charges 1.90% .........................                --         --      1.266               --             --
    Separate Account Charges 2.00% .........................                --         --      1.264               --             --
    Separate Account Charges 2.10% .........................                --         --      1.263               --             --
    Separate Account Charges 2.15% .........................                --         --      1.117               --             --

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.40% .........................        15,968,585         --      0.531        8,478,080             --
    Separate Account Charges 1.50% .........................                --         --      0.980               --             --
    Separate Account Charges 1.60% .........................            24,603         --      0.528           12,990             --
    Separate Account Charges 1.70% .........................                --         --      0.976               --             --
    Separate Account Charges 1.80% .........................            40,491         --      1.255           50,799             --
    Separate Account Charges 1.90% .........................                --         --      1.253               --             --
    Separate Account Charges 2.00% .........................             1,355         --      1.252            1,697             --
    Separate Account Charges 2.10% .........................                --         --      1.251               --             --
    Separate Account Charges 2.15% .........................                --         --      1.102               --             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% .........................            15,821         --    $ 1.296    $      20,497       $     --
    Separate Account Charges 1.50% .........................                --         --      1.295               --             --
    Separate Account Charges 1.60% .........................                --         --      1.294               --             --
    Separate Account Charges 1.70% .........................                --         --      1.293               --             --
    Separate Account Charges 1.80% .........................                --         --      1.292               --             --
    Separate Account Charges 1.90% .........................                --         --      1.291               --             --
    Separate Account Charges 2.00% .........................                --         --      1.290               --             --
    Separate Account Charges 2.10% .........................                --         --      1.290               --             --
    Separate Account Charges 2.15% .........................                --         --      1.204               --             --
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% .........................            78,806         --      1.248           98,359             --
    Separate Account Charges 1.50% .........................                --         --      1.247               --             --
    Separate Account Charges 1.60% .........................                --         --      1.246               --             --
    Separate Account Charges 1.70% .........................                --         --      1.246               --             --
    Separate Account Charges 1.80% .........................                --         --      1.245               --             --
    Separate Account Charges 1.90% .........................                --         --      1.244               --             --
    Separate Account Charges 2.00% .........................                --         --      1.243               --             --
    Separate Account Charges 2.10% .........................                --         --      1.242               --             --
    Separate Account Charges 2.15% .........................                --         --      1.148               --             --
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.40% .........................           323,713         --      1.253          405,627             --
    Separate Account Charges 1.50% .........................                --         --      1.252               --             --
    Separate Account Charges 1.60% .........................                --         --      1.251               --             --
    Separate Account Charges 1.70% .........................                --         --      1.251               --             --
    Separate Account Charges 1.80% .........................            29,640         --      1.250           37,041             --
    Separate Account Charges 1.90% .........................                --         --      1.249               --             --
    Separate Account Charges 2.00% .........................                --         --      1.248               --             --
    Separate Account Charges 2.10% .........................                --         --      1.247               --             --
    Separate Account Charges 2.15% .........................                --         --      1.155               --             --

Credit Suisse Trust
  Emerging Markets Portfolio
    Separate Account Charges 1.40%                                   2,025,657         --      0.970        1,964,479             --
    Separate Account Charges 1.50% .........................                --         --      1.484               --             --
    Separate Account Charges 1.60% .........................             1,272         --      0.964            1,227             --
    Separate Account Charges 1.70% .........................                --         --      1.477               --             --
    Separate Account Charges 1.80% .........................                --         --      1.448               --             --
    Separate Account Charges 1.90% .........................                --         --      1.446               --             --
    Separate Account Charges 2.00% .........................                --         --      1.445               --             --
    Separate Account Charges 2.10% .........................                --         --      1.444               --             --
    Separate Account Charges 2.15% .........................                --         --      1.318               --             --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.40% .........................         4,631,163         --      1.639        7,588,605             --
    Separate Account Charges 1.50% .........................                --         --      1.497               --             --
    Separate Account Charges 1.60% .........................            27,316         --      1.630           44,512             --
    Separate Account Charges 1.70% .........................                --         --      1.491               --             --
    Separate Account Charges 1.80% .........................            63,967         --      1.370           87,623             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
Delaware VIP Trust (continued)
  Delaware VIP REIT Series - Standard Class (continued)
    Separate Account Charges 1.90% .........................                --         --    $ 1.369    $          --       $     --
    Separate Account Charges 2.00% .........................                --         --      1.367               --             --
    Separate Account Charges 2.10% .........................                --         --      1.366               --             --
    Separate Account Charges 2.15% .........................                --         --      1.186               --             --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.40% .........................        10,276,258         --      1.051       10,800,347             --
    Separate Account Charges 1.50% .........................                --         --      1.093               --             --
    Separate Account Charges 1.60% .........................            40,814         --      1.045           42,659             --
    Separate Account Charges 1.70% .........................                --         --      1.088               --             --
    Separate Account Charges 1.80% .........................            17,442         --      1.246           21,737             --
    Separate Account Charges 1.90% .........................                --         --      1.245               --             --
    Separate Account Charges 2.00% .........................                --         --      1.244               --             --
    Separate Account Charges 2.10% .........................                --         --      1.243               --             --
    Separate Account Charges 2.15% .........................                --         --      1.102               --             --
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.40% .........................        13,746,841         --      1.133       15,574,800             --
    Separate Account Charges 1.50% .........................                --         --      1.226               --             --
    Separate Account Charges 1.60% .........................            12,414         --      1.127           13,987             --
    Separate Account Charges 1.70% .........................                --         --      1.221               --             --
    Separate Account Charges 1.80% .........................           128,210         --      1.352          173,382             --
    Separate Account Charges 1.90% .........................                --         --      1.351               --             --
    Separate Account Charges 2.00% .........................             2,863         --      1.350            3,866             --
    Separate Account Charges 2.10% .........................                --         --      1.349               --             --
    Separate Account Charges 2.15% .........................                --         --      1.189               --             --

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .........................           322,440         --      1.043          336,154             --
    Separate Account Charges 1.50% .........................                --         --      1.041               --             --
    Separate Account Charges 1.60% .........................                --         --      1.039               --             --
    Separate Account Charges 1.70% .........................                --         --      1.037               --             --
    Separate Account Charges 1.80% .........................                --         --      1.268               --             --
    Separate Account Charges 1.90% .........................                --         --      1.267               --             --
    Separate Account Charges 2.00% .........................                --         --      1.266               --             --
    Separate Account Charges 2.10% .........................                --         --      1.265               --             --
    Separate Account Charges 2.15% .........................                --         --      1.132               --             --
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .........................             1,000         --      1.448            1,448             --
    Separate Account Charges 1.50% .........................                --         --      1.447               --             --
    Separate Account Charges 1.60% .........................                --         --      1.446               --             --
    Separate Account Charges 1.70% .........................                --         --      1.445               --             --
    Separate Account Charges 1.80% .........................                --         --      1.444               --             --
    Separate Account Charges 1.90% .........................                --         --      1.443               --             --
    Separate Account Charges 2.00% .........................                --         --      1.442               --             --
    Separate Account Charges 2.10% .........................                --         --      1.441               --             --
    Separate Account Charges 2.15% .........................                --         --      1.325               --             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .........................           217,709         --    $ 1.032    $     224,587       $     --
    Separate Account Charges 1.50% .........................                --         --      1.030               --             --
    Separate Account Charges 1.60% .........................                --         --      1.028               --             --
    Separate Account Charges 1.70% .........................                --         --      1.026               --             --
    Separate Account Charges 1.80% .........................                --         --      1.351               --             --
    Separate Account Charges 1.90% .........................                --         --      1.350               --             --
    Separate Account Charges 2.00% .........................                --         --      1.349               --             --
    Separate Account Charges 2.10% .........................                --         --      1.348               --             --
    Separate Account Charges 2.15% .........................                --         --      1.183               --             --

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.40% .........................        16,935,558     19,421      1.329       22,508,652         25,812
    Separate Account Charges 1.50% .........................                --         --      1.134               --             --
    Separate Account Charges 1.60% .........................                --         --      1.322               --             --
    Separate Account Charges 1.70% .........................                --         --      1.129               --             --
    Separate Account Charges 1.80% .........................                --         --      1.262               --             --
    Separate Account Charges 1.90% .........................                --         --      1.261               --             --
    Separate Account Charges 2.00% .........................                --         --      1.260               --             --
    Separate Account Charges 2.10% .........................                --         --      1.259               --             --
    Separate Account Charges 2.15% .........................                --         --      1.119               --             --
  Diversified Strategic Income Portfolio
    Separate Account Charges 1.40% .........................        10,456,243         --      1.296       13,551,669             --
    Separate Account Charges 1.50% .........................                --         --      1.151               --             --
    Separate Account Charges 1.60% .........................                --         --      1.289               --             --
    Separate Account Charges 1.70% .........................                --         --      1.146               --             --
    Separate Account Charges 1.80% .........................                --         --      1.089               --             --
    Separate Account Charges 1.90% .........................                --         --      1.088               --             --
    Separate Account Charges 2.00% .........................                --         --      1.087               --             --
    Separate Account Charges 2.10% .........................                --         --      1.086               --             --
    Separate Account Charges 2.15% .........................                --         --      1.018               --             --
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.40% .........................        15,860,350         --      0.818       12,970,264             --
    Separate Account Charges 1.50% .........................                --         --      1.099               --             --
    Separate Account Charges 1.60% .........................            59,532         --      0.813           48,414             --
    Separate Account Charges 1.70% .........................                --         --      1.094               --             --
    Separate Account Charges 1.80% .........................           452,086         --      1.298          586,658             --
    Separate Account Charges 1.90% .........................                --         --      1.297               --             --
    Separate Account Charges 2.00% .........................                --         --      1.295               --             --
    Separate Account Charges 2.10% .........................                --         --      1.294               --             --
    Separate Account Charges 2.15% .........................                --         --      1.133               --             --
  Fundamental Value Portfolio
    Separate Account Charges 1.40% .........................        26,495,994         --      1.350       35,757,787             --
    Separate Account Charges 1.50% .........................                --         --      1.243               --             --
    Separate Account Charges 1.60% .........................                --         --      1.342               --             --
    Separate Account Charges 1.70% .........................                --         --      1.237               --             --
    Separate Account Charges 1.80% .........................                --         --      1.426               --             --
    Separate Account Charges 1.90% .........................                --         --      1.425               --             --
    Separate Account Charges 2.00% .........................                --         --      1.423               --             --
    Separate Account Charges 2.10% .........................                --         --      1.422               --             --
    Separate Account Charges 2.15% .........................                --         --      1.189               --             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    Separate Account Charges 1.40% .........................            58,126         --    $ 1.047    $      60,844       $     --
    Separate Account Charges 1.50% .........................                --         --      1.045               --             --
    Separate Account Charges 1.60% .........................                --         --      1.043               --             --
    Separate Account Charges 1.70% .........................                --         --      1.042               --             --
    Separate Account Charges 1.80% .........................                --         --      1.398               --             --
    Separate Account Charges 1.90% .........................                --         --      1.396               --             --
    Separate Account Charges 2.00% .........................           300,518         --      1.395          419,269             --
    Separate Account Charges 2.10% .........................                --         --      1.394               --             --
    Separate Account Charges 2.15% .........................            16,894         --      1.138           19,231             --
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.40% .........................            62,457         --      1.027           64,145             --
    Separate Account Charges 1.50% .........................                --         --      1.025               --             --
    Separate Account Charges 1.60% .........................                --         --      1.024               --             --
    Separate Account Charges 1.70% .........................                --         --      1.022               --             --
    Separate Account Charges 1.80% .........................                --         --      1.319               --             --
    Separate Account Charges 1.90% .........................                --         --      1.318               --             --
    Separate Account Charges 2.00% .........................                --         --      1.317               --             --
    Separate Account Charges 2.10% .........................                --         --      1.316               --             --
    Separate Account Charges 2.15% .........................                --         --      1.132               --             --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.40% .........................        14,072,517         --      0.941       13,236,360             --
    Separate Account Charges 1.50% .........................           659,001         --      1.101          725,419             --
    Separate Account Charges 1.60% .........................           258,345         --      0.935          241,651             --
    Separate Account Charges 1.70% .........................           243,644         --      1.096          266,982             --
    Separate Account Charges 1.80% .........................             1,411         --      1.140            1,609             --
    Separate Account Charges 1.90% .........................           120,084         --      1.139          136,777             --
    Separate Account Charges 2.00% .........................                --         --      1.138               --             --
    Separate Account Charges 2.10% .........................            43,834         --      1.137           49,842             --
    Separate Account Charges 2.15% .........................                --         --      1.053               --             --
  Capital Appreciation Portfolio - Service Shares
    Separate Account Charges 1.40% .........................           662,080         --      0.660          437,141             --
    Separate Account Charges 1.50% .........................           115,959         --      1.115          129,294             --
    Separate Account Charges 1.60% .........................            70,699         --      0.657           46,424             --
    Separate Account Charges 1.70% .........................            73,872         --      1.110           81,994             --
    Separate Account Charges 1.80% .........................                --         --      1.221               --             --
    Separate Account Charges 1.90% .........................           111,402         --      1.220          135,942             --
    Separate Account Charges 2.00% .........................                --         --      1.219               --             --
    Separate Account Charges 2.10% .........................                --         --      1.218               --             --
    Separate Account Charges 2.15% .........................                --         --      1.103               --             --
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.40% .........................         3,630,574         --      0.805        2,922,801             --
    Separate Account Charges 1.50% .........................                --         --      0.985               --             --
    Separate Account Charges 1.60% .........................             9,514         --      0.801            7,617             --
    Separate Account Charges 1.70% .........................                --         --      0.981               --             --
    Separate Account Charges 1.80% .........................             4,813         --      1.268            6,103             --
    Separate Account Charges 1.90% .........................                --         --      1.267               --             --
    Separate Account Charges 2.00% .........................             1,364         --      1.266            1,726             --
    Separate Account Charges 2.10% .........................                --         --      1.265               --             --
    Separate Account Charges 2.15% .........................                --         --      1.116               --             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
Janus Aspen Series (continued)
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.40% .........................        10,039,691         --    $ 0.349    $   3,505,520       $     --
    Separate Account Charges 1.50% .........................                --         --      1.073               --             --
    Separate Account Charges 1.60% .........................                --         --      0.347               --             --
    Separate Account Charges 1.70% .........................                --         --      1.068               --             --
    Separate Account Charges 1.80% .........................            11,550         --      1.473           17,009             --
    Separate Account Charges 1.90% .........................                --         --      1.471               --             --
    Separate Account Charges 2.00% .........................                --         --      1.470               --             --
    Separate Account Charges 2.10% .........................                --         --      1.469               --             --
    Separate Account Charges 2.15% .........................                --         --      1.232               --             --
  Mid Cap Value Portfolio - Service Shares
    Separate Account Charges 1.40% .........................           128,204         --      1.343          172,203             --
    Separate Account Charges 1.50% .........................           112,389         --      1.342          150,859             --
    Separate Account Charges 1.60% .........................            21,291         --      1.341           28,560             --
    Separate Account Charges 1.70% .........................            67,110         --      1.341           89,962             --
    Separate Account Charges 1.80% .........................                --         --      1.340               --             --
    Separate Account Charges 1.90% .........................            83,593         --      1.339          111,906             --
    Separate Account Charges 2.00% .........................                --         --      1.338               --             --
    Separate Account Charges 2.10% .........................             8,200         --      1.337           10,963             --
    Separate Account Charges 2.15% .........................                --         --      1.223               --             --
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.40% .........................        13,388,685         --      0.544        7,284,015             --
    Separate Account Charges 1.50% .........................           286,804         --      1.042          298,815             --
    Separate Account Charges 1.60% .........................           175,769         --      0.541           95,096             --
    Separate Account Charges 1.70% .........................            26,078         --      1.037           27,047             --
    Separate Account Charges 1.80% .........................            27,452         --      1.288           35,354             --
    Separate Account Charges 1.90% .........................           214,936         --      1.287          276,563             --
    Separate Account Charges 2.00% .........................                --         --      1.286               --             --
    Separate Account Charges 2.10% .........................             1,781         --      1.284            2,287             --
    Separate Account Charges 2.15% .........................                --         --      1.150               --             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.40% .........................             3,786         --      1.336            5,058             --
    Separate Account Charges 1.50% .........................                --         --      1.335               --             --
    Separate Account Charges 1.60% .........................                --         --      1.334               --             --
    Separate Account Charges 1.70% .........................                --         --      1.333               --             --
    Separate Account Charges 1.80% .........................                --         --      1.332               --             --
    Separate Account Charges 1.90% .........................                --         --      1.331               --             --
    Separate Account Charges 2.00% .........................                --         --      1.330               --             --
    Separate Account Charges 2.10% .........................                --         --      1.330               --             --
    Separate Account Charges 2.15% .........................                --         --      1.220               --             --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.40% .........................            74,814         --      1.244           93,100             --
    Separate Account Charges 1.50% .........................                --         --      1.244               --             --
    Separate Account Charges 1.60% .........................                --         --      1.243               --             --
    Separate Account Charges 1.70% .........................                --         --      1.242               --             --
    Separate Account Charges 1.80% .........................                --         --      1.241               --             --
    Separate Account Charges 1.90% .........................                --         --      1.240               --             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
Lord Abbett Series Fund, Inc. (continued)
  Growth and Income Portfolio (continued)
    Separate Account Charges 2.00% .........................                --         --    $ 1.239    $          --       $     --
    Separate Account Charges 2.10% .........................                --         --      1.239               --             --
    Separate Account Charges 2.15% .........................                --         --      1.153               --             --
  Mid-Cap Value Portfolio
    Separate Account Charges 1.40% .........................            51,292         --      1.260           64,607             --
    Separate Account Charges 1.50% .........................                --         --      1.259               --             --
    Separate Account Charges 1.60% .........................                --         --      1.258               --             --
    Separate Account Charges 1.70% .........................                --         --      1.257               --             --
    Separate Account Charges 1.80% .........................                --         --      1.256               --             --
    Separate Account Charges 1.90% .........................                --         --      1.255               --             --
    Separate Account Charges 2.00% .........................             1,405         --      1.255            1,763             --
    Separate Account Charges 2.10% .........................                --         --      1.254               --             --
    Separate Account Charges 2.15% .........................                --         --      1.170               --             --

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.40% .........................             1,000         --      1.074            1,075             --
    Separate Account Charges 1.50% .........................                --         --      1.074               --             --
    Separate Account Charges 1.60% .........................                --         --      1.074               --             --
    Separate Account Charges 1.70% .........................                --         --      1.074               --             --
    Separate Account Charges 1.80% .........................                --         --      1.074               --             --
    Separate Account Charges 1.90% .........................                --         --      1.074               --             --
    Separate Account Charges 2.00% .........................                --         --      1.074               --             --
    Separate Account Charges 2.10% .........................                --         --      1.074               --             --
    Separate Account Charges 2.15% .........................                --         --      1.073               --             --
  Merrill Lynch Small Cap Value V.I. Fund - Class III
    Separate Account Charges 1.40% .........................             1,000         --      1.068            1,068             --
    Separate Account Charges 1.50% .........................                --         --      1.068               --             --
    Separate Account Charges 1.60% .........................                --         --      1.067               --             --
    Separate Account Charges 1.70% .........................                --         --      1.067               --             --
    Separate Account Charges 1.80% .........................                --         --      1.067               --             --
    Separate Account Charges 1.90% .........................                --         --      1.067               --             --
    Separate Account Charges 2.00% .........................                --         --      1.067               --             --
    Separate Account Charges 2.10% .........................                --         --      1.067               --             --
    Separate Account Charges 2.15% .........................                --         --      1.067               --             --

Morgan Stanley Variable Investment Series (Class Y)
  Dividend Growth Portfolio
    Separate Account Charges 1.40% .........................                --         --      1.096               --             --
    Separate Account Charges 1.50% .........................                --         --      1.096               --             --
    Separate Account Charges 1.60% .........................             1,000         --      1.095            1,096             --
    Separate Account Charges 1.70% .........................                --         --      1.095               --             --
    Separate Account Charges 1.80% .........................                --         --      1.095               --             --
    Separate Account Charges 1.90% .........................                --         --      1.094               --             --
    Separate Account Charges 2.00% .........................                --         --      1.094               --             --
    Separate Account Charges 2.10% .........................                --         --      1.094               --             --
    Separate Account Charges 2.15% .........................                --         --      1.093               --             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
Morgan Stanley Variable Investment Series (Class Y) (continued)
  Equity Portfolio
    Separate Account Charges 1.40% .........................                --         --    $ 1.081    $          --       $     --
    Separate Account Charges 1.50% .........................                --         --      1.081               --             --
    Separate Account Charges 1.60% .........................             2,000         --      1.080            2,161             --
    Separate Account Charges 1.70% .........................                --         --      1.080               --             --
    Separate Account Charges 1.80% .........................                --         --      1.080               --             --
    Separate Account Charges 1.90% .........................                --         --      1.079               --             --
    Separate Account Charges 2.00% .........................                --         --      1.079               --             --
    Separate Account Charges 2.10% .........................                --         --      1.079               --             --
    Separate Account Charges 2.15% .........................                --         --      1.079               --             --
  S&P 500 Index Portfolio
    Separate Account Charges 1.40% .........................                --         --      1.094               --             --
    Separate Account Charges 1.50% .........................                --         --      1.094               --             --
    Separate Account Charges 1.60% .........................             1,000         --      1.094            1,094             --
    Separate Account Charges 1.70% .........................                --         --      1.093               --             --
    Separate Account Charges 1.80% .........................                --         --      1.093               --             --
    Separate Account Charges 1.90% .........................                --         --      1.093               --             --
    Separate Account Charges 2.00% .........................           160,228         --      1.093          175,051             --
    Separate Account Charges 2.10% .........................                --         --      1.092               --             --
    Separate Account Charges 2.15% .........................            13,592         --      1.092           14,843             --

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.40% .........................            59,374         --      1.048           62,214             --
    Separate Account Charges 1.50% .........................                --         --      1.047               --             --
    Separate Account Charges 1.60% .........................                --         --      1.046               --             --
    Separate Account Charges 1.70% .........................                --         --      1.046               --             --
    Separate Account Charges 1.80% .........................                --         --      1.045               --             --
    Separate Account Charges 1.90% .........................                --         --      1.044               --             --
    Separate Account Charges 2.00% .........................             4,732         --      1.044            4,938             --
    Separate Account Charges 2.10% .........................                --         --      1.043               --             --
    Separate Account Charges 2.15% .........................                --         --      0.992               --             --
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.40% .........................        20,769,372         --      1.173       24,362,210             --
    Separate Account Charges 1.50% .........................                --         --      1.116               --             --
    Separate Account Charges 1.60% .........................             4,633         --      1.167            5,406             --
    Separate Account Charges 1.70% .........................                --         --      1.111               --             --
    Separate Account Charges 1.80% .........................           190,189         --      1.026          195,217             --
    Separate Account Charges 1.90% .........................                --         --      1.025               --             --
    Separate Account Charges 2.00% .........................                --         --      1.025               --             --
    Separate Account Charges 2.10% .........................                --         --      1.024               --             --
    Separate Account Charges 2.15% .........................                --         --      0.987               --             --

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 1.40% .........................           310,382         --      0.728          226,077             --
    Separate Account Charges 1.50% .........................                --         --      1.114               --             --
    Separate Account Charges 1.60% .........................                --         --      0.725               --             --
    Separate Account Charges 1.70% .........................                --         --      1.109               --             --
    Separate Account Charges 1.80% .........................                --         --      1.338               --             --
    Separate Account Charges 1.90% .........................                --         --      1.337               --             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
Putnam Variable Trust (continued)
  Putnam VT Discovery Growth Fund - Class IB Shares (continued)
    Separate Account Charges 2.00% .........................                --         --    $ 1.336    $          --       $     --
    Separate Account Charges 2.10% .........................                --         --      1.334               --             --
    Separate Account Charges 2.15% .........................                --         --      1.138               --             --
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.40% .........................         1,956,204         --      0.882        1,725,627             --
    Separate Account Charges 1.50% .........................                --         --      1.169               --             --
    Separate Account Charges 1.60% .........................             2,729         --      0.877            2,395             --
    Separate Account Charges 1.70% .........................                --         --      1.164               --             --
    Separate Account Charges 1.80% .........................            13,427         --      1.334           17,915             --
    Separate Account Charges 1.90% .........................                --         --      1.333               --             --
    Separate Account Charges 2.00% .........................                --         --      1.332               --             --
    Separate Account Charges 2.10% .........................                --         --      1.331               --             --
    Separate Account Charges 2.15% .........................                --         --      1.173               --             --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.40% .........................         1,572,753         --      1.295        2,035,993             --
    Separate Account Charges 1.50% .........................                --         --      1.450               --             --
    Separate Account Charges 1.60% .........................             5,406         --      1.288            6,961             --
    Separate Account Charges 1.70% .........................                --         --      1.444               --             --
    Separate Account Charges 1.80% .........................            31,224         --      1.547           48,312             --
    Separate Account Charges 1.90% .........................                --         --      1.546               --             --
    Separate Account Charges 2.00% .........................             2,149         --      1.545            3,319             --
    Separate Account Charges 2.10% .........................                --         --      1.543               --             --
    Separate Account Charges 2.15% .........................                --         --      1.277               --             --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.40% .........................        11,935,707         --      1.549       18,489,589             --
    Separate Account Charges 1.50% .........................         1,076,809         --      1.141        1,228,619             --
    Separate Account Charges 1.60% .........................           166,575         --      1.541          256,617             --
    Separate Account Charges 1.70% .........................           143,580         --      1.136          163,084             --
    Separate Account Charges 1.80% .........................            38,883         --      1.406           54,686             --
    Separate Account Charges 1.90% .........................           111,862         --      1.405          157,188             --
    Separate Account Charges 2.00% .........................            24,374         --      1.404           34,220             --
    Separate Account Charges 2.10% .........................             8,114         --      1.403           11,383             --
    Separate Account Charges 2.15% .........................             3,853         --      1.172            4,515             --
  High Yield Bond Fund - Class I
    Separate Account Charges 1.40% .........................           455,322         --      1.367          622,307             --
    Separate Account Charges 1.50% .........................           336,397         --      1.343          451,883             --
    Separate Account Charges 1.60% .........................            47,341         --      1.359           64,345             --
    Separate Account Charges 1.70% .........................           150,551         --      1.337          201,318             --
    Separate Account Charges 1.80% .........................                --         --      1.202               --             --
    Separate Account Charges 1.90% .........................           218,678         --      1.201          262,643             --
    Separate Account Charges 2.00% .........................            50,098         --      1.200           60,118             --
    Separate Account Charges 2.10% .........................            22,248         --      1.199           26,674             --
    Separate Account Charges 2.15% .........................             4,588         --      1.068            4,899             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Investors Fund - Class I
    Separate Account Charges 1.40% .........................        18,513,035         --    $ 1.204    $  22,297,978       $     --
    Separate Account Charges 1.50% .........................           190,653         --      1.121          213,770             --
    Separate Account Charges 1.60% .........................           333,678         --      1.198          399,679             --
    Separate Account Charges 1.70% .........................           140,059         --      1.116          156,332             --
    Separate Account Charges 1.80% .........................           201,596         --      1.346          271,328             --
    Separate Account Charges 1.90% .........................           106,053         --      1.345          142,613             --
    Separate Account Charges 2.00% .........................             3,605         --      1.344            4,844             --
    Separate Account Charges 2.10% .........................             1,784         --      1.342            2,394             --
    Separate Account Charges 2.15% .........................                --         --      1.138               --             --
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.40% .........................           109,369         --      1.140          124,728             --
    Separate Account Charges 1.50% .........................                --         --      1.139               --             --
    Separate Account Charges 1.60% .........................                --         --      1.137               --             --
    Separate Account Charges 1.70% .........................                --         --      1.135               --             --
    Separate Account Charges 1.80% .........................             6,042         --      1.439            8,691             --
    Separate Account Charges 1.90% .........................                --         --      1.437               --             --
    Separate Account Charges 2.00% .........................            92,228         --      1.436          132,445             --
    Separate Account Charges 2.10% .........................                --         --      1.435               --             --
    Separate Account Charges 2.15% .........................                --         --      1.178               --             --
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.40% .........................         2,003,014         --      0.853        1,709,562             --
    Separate Account Charges 1.50% .........................           501,599         --      1.185          594,634             --
    Separate Account Charges 1.60% .........................            76,241         --      0.849           64,710             --
    Separate Account Charges 1.70% .........................           166,466         --      1.180          196,450             --
    Separate Account Charges 1.80% .........................            21,152         --      1.555           32,893             --
    Separate Account Charges 1.90% .........................           245,224         --      1.554          381,013             --
    Separate Account Charges 2.00% .........................           110,336         --      1.552          171,284             --
    Separate Account Charges 2.10% .........................             1,475         --      1.551            2,288             --
    Separate Account Charges 2.15% .........................             1,384         --      1.265            1,751             --
  Strategic Bond Fund - Class I
    Separate Account Charges 1.40% .........................         1,150,713         --      1.372        1,579,128             --
    Separate Account Charges 1.50% .........................           999,675         --      1.214        1,213,432             --
    Separate Account Charges 1.60% .........................           404,776         --      1.365          552,399             --
    Separate Account Charges 1.70% .........................           216,904         --      1.208          262,089             --
    Separate Account Charges 1.80% .........................                --         --      1.101               --             --
    Separate Account Charges 1.90% .........................           679,593         --      1.100          747,611             --
    Separate Account Charges 2.00% .........................            65,049         --      1.099           71,498             --
    Separate Account Charges 2.10% .........................            59,183         --      1.098           64,994             --
    Separate Account Charges 2.15% .........................            16,470         --      1.014           16,705             --

Scudder Variable Series I
  Growth and Income Portfolio - Class B
    Separate Account Charges 1.40% .........................                --         --      1.131               --             --
    Separate Account Charges 1.50% .........................                --         --      1.130               --             --
    Separate Account Charges 1.60% .........................                --         --      1.130               --             --
    Separate Account Charges 1.70% .........................                --         --      1.129               --             --
    Separate Account Charges 1.80% .........................                --         --      1.129               --             --
    Separate Account Charges 1.90% .........................                --         --      1.128               --             --
    Separate Account Charges 2.00% .........................            12,762         --      1.127           14,386             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
Scudder Variable Series I (continued)
  Growth and Income Portfolio - Class B (continued)
    Separate Account Charges 2.10% .........................                --         --    $ 1.127    $          --       $     --
    Separate Account Charges 2.15% .........................             5,217         --      1.126            5,877             --

Scudder Variable Series II
  Scudder International Select Equity Portfolio - Class B
    Separate Account Charges 1.40% .........................                --         --      1.213               --             --
    Separate Account Charges 1.50% .........................                --         --      1.213               --             --
    Separate Account Charges 1.60% .........................                --         --      1.212               --             --
    Separate Account Charges 1.70% .........................                --         --      1.211               --             --
    Separate Account Charges 1.80% .........................                --         --      1.211               --             --
    Separate Account Charges 1.90% .........................                --         --      1.210               --             --
    Separate Account Charges 2.00% .........................           171,354         --      1.209          207,219             --
    Separate Account Charges 2.10% .........................                --         --      1.209               --             --
    Separate Account Charges 2.15% .........................            14,996         --      1.208           18,119             --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.40% .........................        10,925,597         --      1.450       15,845,102             --
    Separate Account Charges 1.50% .........................                --         --      1.173               --             --
    Separate Account Charges 1.60% .........................            29,524         --      1.442           42,582             --
    Separate Account Charges 1.70% .........................                --         --      1.168               --             --
    Separate Account Charges 1.80% .........................            42,977         --      1.227           52,716             --
    Separate Account Charges 1.90% .........................                --         --      1.226               --             --
    Separate Account Charges 2.00% .........................             4,520         --      1.224            5,534             --
    Separate Account Charges 2.10% .........................                --         --      1.223               --             --
    Separate Account Charges 2.15%                                          --         --      1.079               --             --
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.40% .........................         5,505,924         --      1.869       10,291,967             --
    Separate Account Charges 1.50% .........................                --         --      1.329               --             --
    Separate Account Charges 1.60% .........................            12,035         --      1.859           22,373             --
    Separate Account Charges 1.70% .........................                --         --      1.323               --             --
    Separate Account Charges 1.80% .........................            86,280         --      1.371          118,320             --
    Separate Account Charges 1.90% .........................                --         --      1.370               --             --
    Separate Account Charges 2.00% .........................                --         --      1.369               --             --
    Separate Account Charges 2.10% .........................                --         --      1.368               --             --
    Separate Account Charges 2.15% .........................                --         --      1.194               --             --
  Equity Income Portfolio
    Separate Account Charges 1.40% .........................        24,652,637         --      1.670       41,171,794             --
    Separate Account Charges 1.50% .........................         1,123,955         --      1.239        1,392,640             --
    Separate Account Charges 1.60% .........................            74,811         --      1.661          124,248             --
    Separate Account Charges 1.70% .........................           283,223         --      1.233          349,344             --
    Separate Account Charges 1.80% .........................            78,356         --      1.355          106,191             --
    Separate Account Charges 1.90% .........................           209,770         --      1.354          284,040             --
    Separate Account Charges 2.00% .........................            54,268         --      1.353           73,419             --
    Separate Account Charges 2.10% .........................            43,144         --      1.352           58,318             --
    Separate Account Charges 2.15% .........................            13,129         --      1.137           14,930             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
The Travelers Series Trust (continued)
  Federated High Yield Portfolio
    Separate Account Charges 1.40% .........................        11,222,864         --    $ 1.345    $  15,091,045       $     --
    Separate Account Charges 1.50% .........................                --         --      1.278               --             --
    Separate Account Charges 1.60% .........................            32,778         --      1.337           43,832             --
    Separate Account Charges 1.70% .........................                --         --      1.272               --             --
    Separate Account Charges 1.80% .........................            46,065         --      1.191           54,841             --
    Separate Account Charges 1.90% .........................                --         --      1.190               --             --
    Separate Account Charges 2.00% .........................             1,761         --      1.188            2,093             --
    Separate Account Charges 2.10% .........................                --         --      1.187               --             --
    Separate Account Charges 2.15% .........................                --         --      1.080               --             --
  Federated Stock Portfolio
    Separate Account Charges 1.40% .........................         5,608,556         --      1.593        8,936,903             --
    Separate Account Charges 1.50% .........................                --         --      1.155               --             --
    Separate Account Charges 1.60% .........................             1,592         --      1.585            2,523             --
    Separate Account Charges 1.70% .........................                --         --      1.150               --             --
    Separate Account Charges 1.80% .........................                --         --      1.304               --             --
    Separate Account Charges 1.90% .........................                --         --      1.303               --             --
    Separate Account Charges 2.00% .........................                --         --      1.302               --             --
    Separate Account Charges 2.10% .........................                --         --      1.301               --             --
    Separate Account Charges 2.15% .........................                --         --      1.144               --             --
  Large Cap Portfolio
    Separate Account Charges 1.40% .........................        19,563,142        434      1.366       26,722,421            593
    Separate Account Charges 1.50% .........................           478,657         --      1.064          509,056             --
    Separate Account Charges 1.60% .........................           108,069         --      1.358          146,801             --
    Separate Account Charges 1.70% .........................            79,311         --      1.059           83,965             --
    Separate Account Charges 1.80% .........................           113,875         --      1.261          143,563             --
    Separate Account Charges 1.90% .........................           132,568         --      1.260          166,984             --
    Separate Account Charges 2.00% .........................            34,870         --      1.259           43,885             --
    Separate Account Charges 2.10% .........................             3,817         --      1.257            4,800             --
    Separate Account Charges 2.15% .........................             3,650         --      1.127            4,112             --
  Lazard International Stock Portfolio
    Separate Account Charges 1.40% .........................        12,049,552         --      1.010       12,167,519             --
    Separate Account Charges 1.50% .........................                --         --      1.151               --             --
    Separate Account Charges 1.60% .........................             1,258         --      1.004            1,263             --
    Separate Account Charges 1.70% .........................                --         --      1.146               --             --
    Separate Account Charges 1.80% .........................            14,095         --      1.323           18,649             --
    Separate Account Charges 1.90% .........................                --         --      1.322               --             --
    Separate Account Charges 2.00% .........................                --         --      1.321               --             --
    Separate Account Charges 2.10% .........................                --         --      1.320               --             --
    Separate Account Charges 2.15% .........................                --         --      1.162               --             --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.40% .........................         2,601,337         --      0.807        2,099,248             --
    Separate Account Charges 1.50% .........................                --         --      1.014               --             --
    Separate Account Charges 1.60% .........................                --         --      0.803               --             --
    Separate Account Charges 1.70% .........................                --         --      1.010               --             --
    Separate Account Charges 1.80% .........................            24,500         --      1.240           30,392             --
    Separate Account Charges 1.90% .........................                --         --      1.239               --             --
    Separate Account Charges 2.00% .........................                --         --      1.238               --             --
    Separate Account Charges 2.10% .........................                --         --      1.237               --             --
    Separate Account Charges 2.15% .........................                --         --      1.089               --             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
The Travelers Series Trust (continued)
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.40% .........................        13,002,623      4,910    $ 1.132    $  14,720,761       $  5,559
    Separate Account Charges 1.50% .........................                --         --      1.005               --             --
    Separate Account Charges 1.60% .........................                --         --      1.126               --             --
    Separate Account Charges 1.70% .........................                --         --      1.001               --             --
    Separate Account Charges 1.80% .........................            39,167         --      1.286           50,358             --
    Separate Account Charges 1.90% .........................                --         --      1.285               --             --
    Separate Account Charges 2.00% .........................             1,619         --      1.284            2,079             --
    Separate Account Charges 2.10% .........................                --         --      1.282               --             --
    Separate Account Charges 2.15% .........................                --         --      1.108               --             --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.40% .........................        16,234,877         --      0.883       14,337,015             --
    Separate Account Charges 1.50% .........................                --         --      0.832               --             --
    Separate Account Charges 1.60% .........................             2,891         --      0.878            2,539             --
    Separate Account Charges 1.70% .........................                --         --      0.828               --             --
    Separate Account Charges 1.80% .........................            41,851         --      1.355           56,701             --
    Separate Account Charges 1.90% .........................                --         --      1.354               --             --
    Separate Account Charges 2.00% .........................                --         --      1.352               --             --
    Separate Account Charges 2.10% .........................                --         --      1.351               --             --
    Separate Account Charges 2.15% .........................                --         --      1.154               --             --
  Pioneer Fund Portfolio
    Separate Account Charges 1.40% .........................             5,429         --      1.217            6,607             --
    Separate Account Charges 1.50% .........................                --         --      1.216               --             --
    Separate Account Charges 1.60% .........................                --         --      1.215               --             --
    Separate Account Charges 1.70% .........................                --         --      1.214               --             --
    Separate Account Charges 1.80% .........................                --         --      1.214               --             --
    Separate Account Charges 1.90% .........................                --         --      1.213               --             --
    Separate Account Charges 2.00% .........................                --         --      1.212               --             --
    Separate Account Charges 2.10% .........................                --         --      1.211               --             --
    Separate Account Charges 2.15% .........................                --         --      1.124               --             --
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.40% .........................        36,570,920      5,065      1.383       50,585,797          7,006
    Separate Account Charges 1.50% .........................                --         --      1.077               --             --
    Separate Account Charges 1.60% .........................            72,206         --      1.376           99,326             --
    Separate Account Charges 1.70% .........................                --         --      1.072               --             --
    Separate Account Charges 1.80% .........................            53,482         --      1.047           55,979             --
    Separate Account Charges 1.90% .........................                --         --      1.046               --             --
    Separate Account Charges 2.00% .........................             6,284         --      1.045            6,566             --
    Separate Account Charges 2.10% .........................                --         --      1.044               --             --
    Separate Account Charges 2.15% .........................                --         --      0.991               --             --

The Universal Institutional Funds, Inc.
  Emerging Markets Equity Portfolio - Class I
    Separate Account Charges 1.40% .........................           474,608         --      1.087          516,080             --
    Separate Account Charges 1.50% .........................            50,634         --      1.684           85,255             --
    Separate Account Charges 1.60% .........................               731         --      1.081              790             --
    Separate Account Charges 1.70% .........................            11,799         --      1.676           19,777             --
    Separate Account Charges 1.80% .........................                --         --      1.498               --             --
    Separate Account Charges 1.90% .........................           116,430         --      1.497          174,321             --
    Separate Account Charges 2.00% .........................            11,603         --      1.496           17,357             --
    Separate Account Charges 2.10% .........................             4,316         --      1.495            6,451             --
    Separate Account Charges 2.15% .........................               964         --      1.355            1,307             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
The Universal Institutional Funds, Inc. (continued)
  Equity and Income Portfolio - Class II
    Separate Account Charges 1.40% .........................                --         --    $ 1.161    $          --       $     --
    Separate Account Charges 1.50% .........................            13,869         --      1.161           16,097             --
    Separate Account Charges 1.60% .........................           100,550         --      1.160          116,625             --
    Separate Account Charges 1.70% .........................                --         --      1.159               --             --
    Separate Account Charges 1.80% .........................                --         --      1.158               --             --
    Separate Account Charges 1.90% .........................           239,640         --      1.158          277,397             --
    Separate Account Charges 2.00% .........................           135,648         --      1.157          156,912             --
    Separate Account Charges 2.10% .........................                --         --      1.156               --             --
    Separate Account Charges 2.15% .........................            15,378         --      1.096           16,851             --
  Equity Growth Portfolio - Class I
    Separate Account Charges 1.40% .........................         1,515,009         --      0.603          913,969             --
    Separate Account Charges 1.50% .........................           261,980         --      1.021          267,544             --
    Separate Account Charges 1.60% .........................           117,008         --      0.600           70,198             --
    Separate Account Charges 1.70% .........................            85,904         --      1.017           87,331             --
    Separate Account Charges 1.80% .........................                --         --      1.262               --             --
    Separate Account Charges 1.90% .........................            60,261         --      1.261           75,988             --
    Separate Account Charges 2.00% .........................             4,543         --      1.260            5,724             --
    Separate Account Charges 2.10% .........................            20,016         --      1.259           25,197             --
    Separate Account Charges 2.15% .........................                --         --      1.114               --             --
  Global Franchise Portfolio - Class II
    Separate Account Charges 1.40% .........................                --         --      1.224               --             --
    Separate Account Charges 1.50% .........................            36,135         --      1.223           44,210             --
    Separate Account Charges 1.60% .........................            22,357         --      1.223           27,334             --
    Separate Account Charges 1.70% .........................            16,248         --      1.222           19,852             --
    Separate Account Charges 1.80% .........................                --         --      1.221               --             --
    Separate Account Charges 1.90% .........................            53,893         --      1.220           65,761             --
    Separate Account Charges 2.00% .........................           164,072         --      1.219          200,066             --
    Separate Account Charges 2.10% .........................            17,053         --      1.219           20,780             --
    Separate Account Charges 2.15% .........................             7,628         --      1.161            8,853             --
  Global Value Equity Portfolio - Class I
    Separate Account Charges 1.40% .........................         1,043,388         --      1.068        1,114,588             --
    Separate Account Charges 1.50% .........................           404,919         --      1.146          463,945             --
    Separate Account Charges 1.60% .........................            55,406         --      1.062           58,860             --
    Separate Account Charges 1.70% .........................            81,138         --      1.141           92,544             --
    Separate Account Charges 1.80% .........................                --         --      1.358               --             --
    Separate Account Charges 1.90% .........................           204,488         --      1.357          277,478             --
    Separate Account Charges 2.00% .........................            25,825         --      1.356           35,012             --
    Separate Account Charges 2.10% .........................             4,874         --      1.355            6,603             --
    Separate Account Charges 2.15% .........................                --         --      1.195               --             --
  Mid Cap Growth Portfolio - Class I
    Separate Account Charges 1.40% .........................           987,308         --      0.569          562,170             --
    Separate Account Charges 1.50% .........................           371,826         --      1.119          416,049             --
    Separate Account Charges 1.60% .........................            49,055         --      0.566           27,777             --
    Separate Account Charges 1.70% .........................           100,503         --      1.114          111,946             --
    Separate Account Charges 1.80% .........................                --         --      1.419               --             --
    Separate Account Charges 1.90% .........................           112,178         --      1.418          159,094             --
    Separate Account Charges 2.00% .........................            38,287         --      1.417           54,253             --
    Separate Account Charges 2.10% .........................                --         --      1.416               --             --
    Separate Account Charges 2.15% .........................               825         --      1.197              988             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
The Universal Institutional Funds, Inc. (continued)
  Small Company Growth Portfolio - Class II
    Separate Account Charges 1.40% .........................                --         --    $ 1.361    $          --       $     --
    Separate Account Charges 1.50% .........................                --         --      1.360               --             --
    Separate Account Charges 1.60% .........................               260         --      1.359              353             --
    Separate Account Charges 1.70% .........................                --         --      1.358               --             --
    Separate Account Charges 1.80% .........................                --         --      1.358               --             --
    Separate Account Charges 1.90% .........................            49,978         --      1.357           67,804             --
    Separate Account Charges 2.00% .........................             6,305         --      1.356            8,548             --
    Separate Account Charges 2.10% .........................             7,765         --      1.355           10,521             --
    Separate Account Charges 2.15% .........................               629         --      1.228              772             --
  Technology Portfolio - Class I
    Separate Account Charges 1.40% .........................         1,339,529         --      0.242          324,065             --
    Separate Account Charges 1.50% .........................            74,734         --      0.988           73,851             --
    Separate Account Charges 1.60% .........................            54,977         --      0.241           13,227             --
    Separate Account Charges 1.70% .........................                --         --      0.984               --             --
    Separate Account Charges 1.80% .........................                --         --      1.415               --             --
    Separate Account Charges 1.90% .........................            40,378         --      1.414           57,080             --
    Separate Account Charges 2.00% .........................                --         --      1.412               --             --
    Separate Account Charges 2.10% .........................               733         --      1.411            1,034             --
    Separate Account Charges 2.15% .........................                --         --      1.186               --             --
  U.S. Mid Cap Core Portfolio - Class I
    Separate Account Charges 1.40% .........................         1,154,921         --      1.275        1,472,974             --
    Separate Account Charges 1.50% .........................           855,019         --      1.201        1,026,486             --
    Separate Account Charges 1.60% .........................           114,640         --      1.268          145,402             --
    Separate Account Charges 1.70% .........................           168,746         --      1.195          201,670             --
    Separate Account Charges 1.80% .........................                --         --      1.457               --             --
    Separate Account Charges 1.90% .........................           118,660         --      1.456          172,771             --
    Separate Account Charges 2.00% .........................            24,579         --      1.455           35,756             --
    Separate Account Charges 2.10% .........................                --         --      1.453               --             --
    Separate Account Charges 2.15% .........................             2,065         --      1.208            2,494             --
  U.S. Real Estate Portfolio - Class I
    Separate Account Charges 1.40% .........................           535,220         --      1.571          840,642             --
    Separate Account Charges 1.50% .........................           445,634         --      1.461          650,969             --
    Separate Account Charges 1.60% .........................            57,724         --      1.562           90,162             --
    Separate Account Charges 1.70% .........................           245,080         --      1.454          356,386             --
    Separate Account Charges 1.80% .........................                --         --      1.400               --             --
    Separate Account Charges 1.90% .........................           125,492         --      1.398          175,494             --
    Separate Account Charges 2.00% .........................            16,435         --      1.397           22,964             --
    Separate Account Charges 2.10% .........................            16,277         --      1.396           22,724             --
    Separate Account Charges 2.15% .........................             1,092         --      1.182            1,291             --
  Core Plus Fixed Income Portfolio - Class II
    Separate Account Charges 1.40% .........................                --         --      1.012               --             --
    Separate Account Charges 1.50% .........................             9,977         --      1.011           10,091             --
    Separate Account Charges 1.60% .........................            10,291         --      1.011           10,401             --
    Separate Account Charges 1.70% .........................                --         --      1.010               --             --
    Separate Account Charges 1.80% .........................                --         --      1.009               --             --
    Separate Account Charges 1.90% .........................           240,249         --      1.009          242,343             --
    Separate Account Charges 2.00% .........................            39,088         --      1.008           39,403             --
    Separate Account Charges 2.10% .........................            23,100         --      1.007           23,270             --
    Separate Account Charges 2.15% .........................             5,022         --      1.000            5,020             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
The Universal Institutional Funds, Inc. (continued)
  Value Portfolio - Class I
    Separate Account Charges 1.40% .........................         1,494,933         --    $ 1.075    $   1,606,548       $     --
    Separate Account Charges 1.50% .........................           108,739         --      1.170          127,253             --
    Separate Account Charges 1.60% .........................            38,497         --      1.069           41,142             --
    Separate Account Charges 1.70% .........................            82,225         --      1.165           95,787             --
    Separate Account Charges 1.80% .........................                --         --      1.379               --             --
    Separate Account Charges 1.90% .........................            35,852         --      1.378           49,401             --
    Separate Account Charges 2.00% .........................             8,045         --      1.377           11,075             --
    Separate Account Charges 2.10% .........................            43,875         --      1.376           60,350             --
    Separate Account Charges 2.15% .........................                --         --      1.172               --             --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.40% .........................         4,537,981         --      0.563        2,555,040             --
    Separate Account Charges 1.50% .........................                --         --      1.153               --             --
    Separate Account Charges 1.60% .........................                --         --      0.560               --             --
    Separate Account Charges 1.70% .........................                --         --      1.148               --             --
    Separate Account Charges 1.80% .........................             5,125         --      1.303            6,679             --
    Separate Account Charges 1.90% .........................                --         --      1.302               --             --
    Separate Account Charges 2.00% .........................            29,659         --      1.301           38,587             --
    Separate Account Charges 2.10% .........................                --         --      1.300               --             --
    Separate Account Charges 2.15% .........................             8,101         --      1.154            9,352             --
  MFS Total Return Portfolio
    Separate Account Charges 1.40% .........................        42,338,918     16,254      1.606       67,984,124         26,099
    Separate Account Charges 1.50% .........................                --         --      1.159               --             --
    Separate Account Charges 1.60% .........................            65,016         --      1.597          103,819             --
    Separate Account Charges 1.70% .........................                --         --      1.154               --             --
    Separate Account Charges 1.80% .........................           122,840         --      1.175          144,392             --
    Separate Account Charges 1.90% .........................                --         --      1.174               --             --
    Separate Account Charges 2.00% .........................            19,557         --      1.173           22,948             --
    Separate Account Charges 2.10% .........................                --         --      1.172               --             --
    Separate Account Charges 2.15% .........................            12,649         --      1.067           13,500             --
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.40% .........................         2,155,254      5,469      1.316        2,835,819          7,196
    Separate Account Charges 1.50% .........................                --         --      1.260               --             --
    Separate Account Charges 1.60% .........................                --         --      1.309               --             --
    Separate Account Charges 1.70% .........................                --         --      1.254               --             --
    Separate Account Charges 1.80% .........................                --         --      1.159               --             --
    Separate Account Charges 1.90% .........................                --         --      1.158               --             --
    Separate Account Charges 2.00% .........................                --         --      1.157               --             --
    Separate Account Charges 2.10% .........................                --         --      1.156               --             --
    Separate Account Charges 2.15% .........................                --         --      1.058               --             --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.40% .........................            13,710         --      0.999           13,701             --
    Separate Account Charges 1.50% .........................                --         --      0.999               --             --
    Separate Account Charges 1.60% .........................                --         --      0.999               --             --
    Separate Account Charges 1.70% .........................                --         --      0.998               --             --
    Separate Account Charges 1.80% .........................                --         --      0.998               --             --
    Separate Account Charges 1.90% .........................                --         --      0.998               --             --
    Separate Account Charges 2.00% .........................                --         --      0.998               --             --
    Separate Account Charges 2.10% .........................                --         --      0.997               --             --
    Separate Account Charges 2.15% .........................                --         --      0.997               --             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
Travelers Series Fund Inc. (continued)
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.40% .........................        32,805,043         --    $ 0.833    $  27,311,284       $     --
    Separate Account Charges 1.50% .........................                --         --      1.068               --             --
    Separate Account Charges 1.60% .........................                --         --      0.828               --             --
    Separate Account Charges 1.70% .........................                --         --      1.063               --             --
    Separate Account Charges 1.80% .........................                --         --      1.350               --             --
    Separate Account Charges 1.90% .........................                --         --      1.349               --             --
    Separate Account Charges 2.00% .........................                --         --      1.347               --             --
    Separate Account Charges 2.10% .........................                --         --      1.346               --             --
    Separate Account Charges 2.15% .........................                --         --      1.107               --             --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.40% .........................         4,314,762         --      0.980        4,227,441             --
    Separate Account Charges 1.50% .........................                --         --      1.274               --             --
    Separate Account Charges 1.60% .........................                --         --      0.975               --             --
    Separate Account Charges 1.70% .........................                --         --      1.268               --             --
    Separate Account Charges 1.80% .........................                --         --      1.462               --             --
    Separate Account Charges 1.90% .........................                --         --      1.461               --             --
    Separate Account Charges 2.00% .........................                --         --      1.459               --             --
    Separate Account Charges 2.10% .........................                --         --      1.458               --             --
    Separate Account Charges 2.15% .........................                --         --      1.193               --             --
  Strategic Equity Portfolio
    Separate Account Charges 1.40% .........................        22,741,767      4,824      1.291       29,363,085          6,228
    Separate Account Charges 1.50% .........................                --         --      0.982               --             --
    Separate Account Charges 1.60% .........................             2,373         --      1.284            3,047             --
    Separate Account Charges 1.70% .........................                --         --      0.977               --             --
    Separate Account Charges 1.80% .........................            59,689         --      1.318           78,669             --
    Separate Account Charges 1.90% .........................                --         --      1.317               --             --
    Separate Account Charges 2.00% .........................             1,624         --      1.316            2,137             --
    Separate Account Charges 2.10% .........................                --         --      1.315               --             --
    Separate Account Charges 2.15% .........................                --         --      1.149               --             --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class I Shares
    Separate Account Charges 1.40% .........................           346,971         --      1.160          402,475             --
    Separate Account Charges 1.50% .........................                --         --      1.126               --             --
    Separate Account Charges 1.60% .........................                --         --      1.154               --             --
    Separate Account Charges 1.70% .........................                --         --      1.121               --             --
    Separate Account Charges 1.80% .........................                --         --      1.337               --             --
    Separate Account Charges 1.90% .........................                --         --      1.336               --             --
    Separate Account Charges 2.00% .........................                --         --      1.334               --             --
    Separate Account Charges 2.10% .........................                --         --      1.333               --             --
    Separate Account Charges 2.15% .........................                --         --      1.151               --             --
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.40% .........................         6,680,549         --      1.049        7,008,889             --
    Separate Account Charges 1.50% .........................         2,318,332         --      1.120        2,595,568             --
    Separate Account Charges 1.60% .........................           523,532         --      1.043          546,222             --
    Separate Account Charges 1.70% .........................           780,456         --      1.115          869,836             --
    Separate Account Charges 1.80% .........................            65,568         --      1.333           87,410             --
    Separate Account Charges 1.90% .........................           734,820         --      1.332          978,759             --
    Separate Account Charges 2.00% .........................           309,664         --      1.331          412,109             --
    Separate Account Charges 2.10% .........................            98,912         --      1.330          131,520             --
    Separate Account Charges 2.15% .........................             2,990         --      1.151            3,441             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
Van Kampen Life Investment Trust (continued)
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 1.40% .........................           698,741         --    $ 1.214    $     848,144       $     --
    Separate Account Charges 1.50% .........................                --         --      0.947               --             --
    Separate Account Charges 1.60% .........................                --         --      1.207               --             --
    Separate Account Charges 1.70% .........................                --         --      0.943               --             --
    Separate Account Charges 1.80% .........................                --         --      1.259               --             --
    Separate Account Charges 1.90% .........................                --         --      1.258               --             --
    Separate Account Charges 2.00% .........................                --         --      1.257               --             --
    Separate Account Charges 2.10% .........................                --         --      1.256               --             --
    Separate Account Charges 2.15% .........................                --         --      1.111               --             --
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 1.40% .........................         3,182,408         --      0.553        1,759,021             --
    Separate Account Charges 1.50% .........................           737,160         --      0.942          694,452             --
    Separate Account Charges 1.60% .........................           240,400         --      0.550          132,138             --
    Separate Account Charges 1.70% .........................           137,609         --      0.938          129,049             --
    Separate Account Charges 1.80% .........................                --         --      1.256               --             --
    Separate Account Charges 1.90% .........................           138,959         --      1.255          174,386             --
    Separate Account Charges 2.00% .........................           144,712         --      1.254          181,449             --
    Separate Account Charges 2.10% .........................             9,345         --      1.253           11,707             --
    Separate Account Charges 2.15% .........................             8,155         --      1.110            9,048             --
  Enterprise Portfolio - Class I Shares
    Separate Account Charges 1.40% .........................           992,693         --      0.768          762,367             --
    Separate Account Charges 1.50% .........................                --         --      1.028               --             --
    Separate Account Charges 1.60% .........................                --         --      0.764               --             --
    Separate Account Charges 1.70% .........................                --         --      1.023               --             --
    Separate Account Charges 1.80% .........................                --         --      1.273               --             --
    Separate Account Charges 1.90% .........................                --         --      1.272               --             --
    Separate Account Charges 2.00% .........................                --         --      1.271               --             --
    Separate Account Charges 2.10% .........................                --         --      1.270               --             --
    Separate Account Charges 2.15% .........................                --         --      1.125               --             --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.40% .........................           732,809         --      0.672          492,255             --
    Separate Account Charges 1.50% .........................           132,777         --      1.022          135,638             --
    Separate Account Charges 1.60% .........................           159,587         --      0.668          106,609             --
    Separate Account Charges 1.70% .........................            63,711         --      1.017           64,789             --
    Separate Account Charges 1.80% .........................                --         --      1.270               --             --
    Separate Account Charges 1.90% .........................            58,967         --      1.269           74,838             --
    Separate Account Charges 2.00% .........................                --         --      1.268               --             --
    Separate Account Charges 2.10% .........................            10,859         --      1.267           13,758             --
    Separate Account Charges 2.15% .........................                --         --      1.124               --             --
  Government Portfolio - Class I Shares
    Separate Account Charges 1.40% .........................         1,195,094         --      1.271        1,518,563             --
    Separate Account Charges 1.50% .........................                --         --      1.081               --             --
    Separate Account Charges 1.60% .........................                --         --      1.264               --             --
    Separate Account Charges 1.70% .........................                --         --      1.077               --             --
    Separate Account Charges 1.80% .........................                --         --      0.999               --             --
    Separate Account Charges 1.90% .........................                --         --      0.998               --             --
    Separate Account Charges 2.00% .........................                --         --      0.997               --             --
    Separate Account Charges 2.10% .........................                --         --      0.996               --             --
    Separate Account Charges 2.15% .........................                --         --      0.980               --             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
Van Kampen Life Investment Trust (continued)
  Government Portfolio - Class II Shares
    Separate Account Charges 1.40% .........................         2,527,567         --    $ 1.139    $   2,877,894       $     --
    Separate Account Charges 1.50% .........................         2,616,550         --      1.075        2,812,194             --
    Separate Account Charges 1.60% .........................           564,463         --      1.132          639,142             --
    Separate Account Charges 1.70% .........................           288,318         --      1.070          308,475             --
    Separate Account Charges 1.80% .........................                --         --      0.996               --             --
    Separate Account Charges 1.90% .........................           388,851         --      0.995          387,011             --
    Separate Account Charges 2.00% .........................            36,716         --      0.994           36,510             --
    Separate Account Charges 2.10% .........................            27,632         --      0.994           27,454             --
    Separate Account Charges 2.15% .........................             1,146         --      0.979            1,122             --
  Growth and Income Portfolio - Class I Shares
    Separate Account Charges 1.40% .........................         1,137,611         --      1.335        1,518,264             --
    Separate Account Charges 1.50% .........................                --         --      1.186               --             --
    Separate Account Charges 1.60% .........................                --         --      1.327               --             --
    Separate Account Charges 1.70% .........................                --         --      1.181               --             --
    Separate Account Charges 1.80% .........................                --         --      1.316               --             --
    Separate Account Charges 1.90% .........................                --         --      1.315               --             --
    Separate Account Charges 2.00% .........................                --         --      1.314               --             --
    Separate Account Charges 2.10% .........................                --         --      1.313               --             --
    Separate Account Charges 2.15% .........................                --         --      1.147               --             --
  Growth and Income Portfolio - Class II Shares
    Separate Account Charges 1.40% .........................         2,004,484         --      1.016        2,036,367             --
    Separate Account Charges 1.50% .........................         1,661,003         --      1.179        1,958,631             --
    Separate Account Charges 1.60% .........................           858,078         --      1.010          866,898             --
    Separate Account Charges 1.70% .........................           432,167         --      1.174          507,298             --
    Separate Account Charges 1.80% .........................                --         --      1.313               --             --
    Separate Account Charges 1.90% .........................           461,281         --      1.312          605,024             --
    Separate Account Charges 2.00% .........................            96,491         --      1.310          126,449             --
    Separate Account Charges 2.10% .........................            54,526         --      1.309           71,393             --
    Separate Account Charges 2.15% .........................            16,692         --      1.145           19,119             --
  Money Market Portfolio - Class I Shares
    Separate Account Charges 1.40% .........................         1,690,655         --      1.115        1,885,781             --
    Separate Account Charges 1.50% .........................                --         --      0.989               --             --
    Separate Account Charges 1.60% .........................                --         --      1.109               --             --
    Separate Account Charges 1.70% .........................                --         --      0.985               --             --
    Separate Account Charges 1.80% .........................                --         --      0.989               --             --
    Separate Account Charges 1.90% .........................                --         --      0.988               --             --
    Separate Account Charges 2.00% .........................                --         --      0.987               --             --
    Separate Account Charges 2.10% .........................                --         --      0.987               --             --
    Separate Account Charges 2.15% .........................                --         --      0.991               --             --
  Money Market Portfolio - Class II Shares
    Separate Account Charges 1.40% .........................         2,233,559         --      1.006        2,247,888             --
    Separate Account Charges 1.50% .........................         1,737,838         --      0.984        1,709,615             --
    Separate Account Charges 1.60% .........................           842,223         --      1.001          842,936             --
    Separate Account Charges 1.70% .........................           183,563         --      0.979          179,768             --
    Separate Account Charges 1.80% .........................                --         --      0.987               --             --
    Separate Account Charges 1.90% .........................           449,146         --      0.986          442,930             --
    Separate Account Charges 2.00% .........................            87,874         --      0.985           86,582             --
    Separate Account Charges 2.10% .........................            10,312         --      0.984           10,151             --
    Separate Account Charges 2.15% .........................               807         --      0.989              798             --

                                                                                          DECEMBER 31, 2003
                                                                  ------------------------------------------------------------------

                                                                   ACCUMULATION  ANNUITY       UNIT      ACCUMULATION      ANNUITY
                                                                      UNITS       UNITS       VALUE       NET ASSETS     NET ASSETS
                                                                  -------------  ---------  ---------  ---------------  ------------
Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.40% .........................        10,150,010         --    $ 0.897    $   9,106,457       $     --
    Separate Account Charges 1.50% .........................           601,657         --      1.259          757,668             --
    Separate Account Charges 1.60% .........................           228,413         --      0.892          203,795             --
    Separate Account Charges 1.70% .........................            17,354         --      1.254           21,755             --
    Separate Account Charges 1.80% .........................            38,930         --      1.316           51,219             --
    Separate Account Charges 1.90% .........................           578,163         --      1.315          760,015             --
    Separate Account Charges 2.00% .........................           395,211         --      1.313          519,067             --
    Separate Account Charges 2.10% .........................            36,921         --      1.312           48,450             --
    Separate Account Charges 2.15% .........................            21,506         --      1.171           25,180             --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.40% .........................           409,246         --      0.756          309,459             --
    Separate Account Charges 1.50% .........................                --         --      1.360               --             --
    Separate Account Charges 1.60% .........................                --         --      0.752               --             --
    Separate Account Charges 1.70% .........................                --         --      1.353               --             --
    Separate Account Charges 1.80% .........................            15,693         --      1.252           19,650             --
    Separate Account Charges 1.90% .........................                --         --      1.251               --             --
    Separate Account Charges 2.00% .........................             1,377         --      1.250            1,721             --
    Separate Account Charges 2.10% .........................                --         --      1.249               --             --
    Separate Account Charges 2.15% .........................                --         --      1.094               --             --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.40% .........................         6,373,888         --      1.209        7,704,698             --
    Separate Account Charges 1.50% .........................           283,844         --      1.358          385,385             --
    Separate Account Charges 1.60% .........................            74,976         --      1.202           90,128             --
    Separate Account Charges 1.70% .........................           150,032         --      1.352          202,783             --
    Separate Account Charges 1.80% .........................            39,653         --      1.415           56,106             --
    Separate Account Charges 1.90% .........................           289,117         --      1.414          408,726             --
    Separate Account Charges 2.00% .........................            97,113         --      1.412          137,171             --
    Separate Account Charges 2.10% .........................             6,462         --      1.411            9,120             --
    Separate Account Charges 2.15% .........................             8,490         --      1.257           10,672             --
                                                                                                        -------------       --------

Net Contract Owners' Equity ................................                                            $ 751,666,005       $ 92,159
                                                                                                        =============       ========

5. STATEMENT OF INVESTMENTS                                                       FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                           -----------------------------------------------------
INVESTMENTS                                                                   NO. OF        MARKET       COST OF       PROCEEDS
                                                                              SHARES        VALUE       PURCHASES     FROM SALES
                                                                           -----------   -----------   -----------   -----------
CAPITAL APPRECIATION FUND (5.6%)
    Total (Cost $62,435,627)                                                   765,254   $42,402,740   $   624,375   $ 6,490,984
                                                                           -----------   -----------   -----------   -----------

MONEY MARKET PORTFOLIO (4.1%)
    Total (Cost $30,744,827)                                                30,744,827    30,744,827    22,739,411    36,557,655
                                                                           -----------   -----------   -----------   -----------

AIM VARIABLE INSURANCE FUNDS, INC. (0.6%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $5,100,239)                                                    220,371     4,458,103       469,546       824,054
                                                                           -----------   -----------   -----------   -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (1.1%)
  AllianceBernstein Premier Growth Portfolio - Class B
    Total (Cost $11,584,693)                                                   400,618     8,545,192       458,258     1,875,151
                                                                           -----------   -----------   -----------   -----------

AMERICAN FUNDS INSURANCE SERIES (0.1%)
  Global Growth Fund - Class 2 Shares (Cost $18,738)                             1,344        20,501        18,776            42
  Growth Fund - Class 2 Shares (Cost $86,660)                                    2,162        98,378        98,092        12,321
  Growth-Income Fund - Class 2 Shares (Cost $407,212)                           13,224       442,754       419,054        12,491
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $512,610)                                                       16,730       561,633       535,922        24,854
                                                                           -----------   -----------   -----------   -----------

CREDIT SUISSE TRUST (0.3%)
  Emerging Markets Portfolio
    Total (Cost $1,479,195)                                                    184,955     1,966,075     1,447,649     1,926,537
                                                                           -----------   -----------   -----------   -----------

DELAWARE VIP TRUST (1.0%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $6,192,326)                                                    510,054     7,722,223     2,119,391     1,268,810
                                                                           -----------   -----------   -----------   -----------

DREYFUS VARIABLE INVESTMENT FUND (3.5%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $11,600,483)       315,712    10,866,806       804,633     1,424,480
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $17,045,163)                                                         421,745    15,769,059     1,818,316     1,505,101
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $28,645,646)                                                   737,457    26,635,865     2,622,949     2,929,581
                                                                           -----------   -----------   -----------   -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.1%)
  Mutual Shares Securities Fund - Class 2 Shares (Cost $310,158)                22,580       336,218       415,937       266,216
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $1,004)                                                                  204         1,448         1,013            11
  Templeton Growth Securities Fund - Class 2 Shares (Cost $191,875)             20,074       224,629        91,199        60,164
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $503,037)                                                       42,858       562,295       508,149       326,391
                                                                           -----------   -----------   -----------   -----------

GREENWICH STREET SERIES FUND (11.4%)
  Appreciation Portfolio (Cost $21,500,601)                                  1,035,313    22,538,759     1,930,400     1,682,455
  Diversified Strategic Income Portfolio (Cost $14,633,965)                  1,481,341    13,554,269     2,841,046     2,814,453
  Equity Index Portfolio - Class II Shares (Cost $14,093,847)                  501,585    13,608,000     2,149,155     1,329,152
  Fundamental Value Portfolio (Cost $33,175,719)                             1,781,105    35,764,590     2,165,041     3,185,395
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    (Cost $467,989)                                                             25,667       499,475       474,445        20,144
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $57,373)                                                              14,039        64,158       108,911       122,368
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $83,929,494)                                                 4,839,050    86,029,251     9,668,998     9,153,967
                                                                           -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                        FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                            -----------------------------------------------------
INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            -----------   -----------   -----------   -----------
JANUS ASPEN SERIES (4.1%)
  Balanced Portfolio - Service Shares (Cost $14,484,904)                        615,512   $14,661,485   $ 2,353,954   $ 2,524,274
  Capital Appreciation Portfolio - Service Shares (Cost $816,461)                40,182       830,969       188,793        75,069
  Global Life Sciences Portfolio - Service Shares (Cost $2,887,986)             426,531     2,938,802       490,079       589,536
  Global Technology Portfolio - Service Shares (Cost $4,177,935)                998,072     3,523,195       620,368     1,124,686
  Mid Cap Value Portfolio - Service Shares (Cost $435,473)                       41,513       564,576       628,374       223,502
  Strategic Value Portfolio - Service Shares (Cost $0)                               --            --        52,661       481,901
  Worldwide Growth Portfolio - Service Shares (Cost $7,436,050)                 312,090     8,020,722     3,275,354     3,988,837
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $30,238,809)                                                  2,433,900    30,539,749     7,609,583     9,007,805
                                                                            -----------   -----------   -----------   -----------

LAZARD RETIREMENT SERIES, INC. (0.0%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $4,372)                                                             344         5,059         4,391            22
                                                                            -----------   -----------   -----------   -----------

LORD ABBETT SERIES FUND, INC. (0.0%)
  Growth and Income Portfolio (Cost $85,519)                                      3,798        93,118        91,903         6,629
  Mid-Cap Value Portfolio (Cost $62,379)                                          3,896        66,380        64,726         2,482
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $147,898)                                                         7,694       159,498       156,629         9,111
                                                                            -----------   -----------   -----------   -----------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (0.0%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $1,029)               103         1,075         1,030             1
  Merrill Lynch Small Cap Value V.I. Fund - Class III (Cost $1,000)                 100         1,068         1,001             1
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $2,029)                                                             203         2,143         2,031             2
                                                                            -----------   -----------   -----------   -----------

MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y) (0.0%)
  Dividend Growth Portfolio (Cost $1,003)                                            81         1,096         1,007             4
  Equity Portfolio (Cost $1,992)                                                    100         2,161         2,001             9
  S&P 500 Index Portfolio (Cost $180,912)                                        18,896       191,040       185,506         4,679
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $183,907)                                                        19,077       194,297       188,514         4,692
                                                                            -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (3.3%)
  Real Return Portfolio - Administrative Class (Cost $67,183)                     5,434        67,166        72,604         5,290
  Total Return Portfolio - Administrative Class (Cost $24,054,991)            2,371,387    24,567,566     7,762,734     6,173,963
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $24,122,174)                                                  2,376,821    24,634,732     7,835,338     6,179,253
                                                                            -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (0.5%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $205,939)              48,944       226,119        62,572        60,319
  Putnam VT International Equity Fund - Class IB Shares (Cost $1,455,450)       135,896     1,746,266     2,846,963     4,264,544
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $1,648,081)            115,617     2,094,988       886,804       600,726
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $3,309,470)                                                     300,457     4,067,373     3,796,339     4,925,589
                                                                            -----------   -----------   -----------   -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (7.1%)
  All Cap Fund - Class I (Cost $17,847,337)                                   1,306,262    20,403,813     2,824,763     1,371,116
  High Yield Bond Fund - Class I (Cost $1,629,253)                              178,938     1,694,546     1,094,418       152,033
  Investors Fund - Class I (Cost $22,582,673)                                 1,851,335    23,493,446     1,908,584     2,286,571
  Large Cap Growth Fund - Class I (Cost $244,062)                                22,787       265,926       250,555        18,820
  Small Cap Growth Fund - Class I (Cost $2,853,579)                             257,782     3,155,248     1,522,862       594,182
  Strategic Bond Fund - Class I (Cost $4,393,166)                               414,033     4,508,825     2,009,186       435,583
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $49,550,070)                                                  4,031,137    53,521,804     9,610,368     4,858,305
                                                                            -----------   -----------   -----------   -----------

SCUDDER VARIABLE SERIES I (0.0%)
  Growth and Income Portfolio - Class B
    Total (Cost $19,038)                                                          2,393        20,268        19,116            79
                                                                            -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                        FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                         ---------------------------------------------------------
INVESTMENTS                                                                 NO. OF         MARKET        COST OF        PROCEEDS
                                                                            SHARES         VALUE        PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------
SCUDDER VARIABLE SERIES II (0.0%)
  Scudder International Select Equity Portfolio - Class B
    Total (Cost $206,885)                                                      22,207   $    225,399   $    213,500   $      6,709
                                                                         ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (28.8%)
  Convertible Securities Portfolio (Cost $15,135,441)                       1,343,639     15,948,993      2,669,581      2,956,052
  Disciplined Mid Cap Stock Portfolio (Cost $9,282,541)                       596,607     10,434,664      1,218,182      1,418,141
  Equity Income Portfolio (Cost $39,502,056)                                2,627,082     43,583,289      3,046,446      3,594,470
  Federated High Yield Portfolio (Cost $16,694,135)                         1,806,745     15,194,723      3,840,396      2,378,068
  Federated Stock Portfolio (Cost $8,926,463)                                 588,619      8,941,124        483,660        969,130
  Large Cap Portfolio (Cost $36,241,722)                                    2,111,647     27,831,514      1,364,048      2,781,612
  Lazard International Stock Portfolio (Cost $10,489,557)                   1,217,756     12,189,737      2,562,520      3,815,184
  Merrill Lynch Large Cap Core Portfolio (Cost $2,998,976)                    271,344      2,130,047         93,602        198,708
  MFS Emerging Growth Portfolio (Cost $28,115,071)                          1,580,917     14,781,577        498,432      1,818,938
  MFS Mid Cap Growth Portfolio (Cost $25,699,451)                           2,092,879     14,399,009        971,261      1,770,448
  Pioneer Fund Portfolio (Cost $6,169)                                            605          6,608          6,188             21
  Travelers Quality Bond Portfolio (Cost $51,264,032)                       4,528,494     50,764,423      8,748,133      8,923,665
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $244,355,614)                                              18,766,334    216,205,708     25,502,449     30,624,437
                                                                         ------------   ------------   ------------   ------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (2.0%)
  Active International Allocation Portfolio - Class I (Cost $0)                    --             --        157,693        582,531
  Emerging Markets Equity Portfolio - Class I (Cost $753,866)                  90,875        821,507        362,119         48,564
  Equity and Income Portfolio - Class II (Cost $552,776)                       50,174        584,030        600,859         50,547
  Equity Growth Portfolio - Class I (Cost $1,533,390)                         113,164      1,446,241        324,477         90,526
  Global Franchise Portfolio - Class II (Cost $355,998)                        31,358        386,953        356,384            401
  Global Value Equity Portfolio - Class I (Cost $1,910,736)                   161,501      2,049,450        430,040        157,030
  Mid Cap Growth Portfolio - Class I (Cost $1,317,162)                        156,403      1,332,556        489,993        126,625
  Small Company Growth Portfolio - Class II (Cost $80,568)                      6,569         88,021         84,702          4,596
  Technology Portfolio - Class I (Cost $709,395)                              128,590        469,352        125,037        145,067
  U.S. Mid Cap Core Portfolio - Class I (Cost $2,766,982)                     206,215      3,058,175        299,489        276,574
  U.S. Real Estate Portfolio - Class I (Cost $1,712,815)                      138,709      2,161,081        533,231        136,690
  Core Plus Fixed Income Portfolio - Class II (Cost $326,645)                  28,699        330,614        351,580         24,845
  Value Portfolio - Class I (Cost $1,823,798)                                 151,134      1,991,951        246,629        344,739
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $13,844,131)                                                1,263,391     14,719,931      4,362,233      1,988,735
                                                                         ------------   ------------   ------------   ------------

TRAVELERS SERIES FUND INC. (18.0%)
  AIM Capital Appreciation Portfolio (Cost $3,253,403)                        259,459      2,610,159        194,454        500,269
  MFS Total Return Portfolio (Cost $68,367,931)                             4,211,341     68,307,947      5,862,207      5,871,469
  Pioneer Strategic Income Portfolio (Cost $3,228,244)                        314,205      2,843,558        399,479        543,470
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $13,741)           1,370         13,704         13,747              5
  Smith Barney Aggressive Growth Portfolio (Cost $25,377,322)               2,246,422     27,316,491      2,540,459      1,972,052
  Smith Barney Large Capitalization Growth Portfolio (Cost $3,580,048)        294,241      4,228,245      1,446,900        301,090
  Strategic Equity Portfolio (Cost $46,778,493)                             1,826,335     29,458,781        653,620      3,704,391
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $150,599,182)                                               9,153,373    134,778,885     11,110,866     12,892,746
                                                                         ------------   ------------   ------------   ------------

VAN KAMPEN LIFE INVESTMENT TRUST (5.6%)
  Comstock Portfolio - Class I Shares (Cost $358,166)                          34,172        402,551         74,086         84,826
  Comstock Portfolio - Class II Shares (Cost $11,329,132)                   1,075,434     12,636,350      3,596,791      1,230,844
  Emerging Growth Portfolio - Class I Shares (Cost $1,431,679)                 34,895        848,305          6,300        212,496
  Emerging Growth Portfolio - Class II Shares (Cost $3,108,192)               127,764      3,091,884        765,859        559,516
  Enterprise Portfolio - Class I Shares (Cost $1,261,815)                      58,118        762,512         14,378        158,770
  Enterprise Portfolio - Class II Shares (Cost $897,693)                       67,688        888,069        271,887         54,629
  Government Portfolio - Class I Shares (Cost $1,465,739)                     159,042      1,518,855        162,201        772,070
  Government Portfolio - Class II Shares (Cost $6,990,808)                    742,541      7,091,265      2,289,166        994,248

5. STATEMENT OF INVESTMENTS (CONTINUED)                                  FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                    ---------------------------------------------------------
INVESTMENTS                                                            NO. OF         MARKET         COST OF       PROCEEDS
                                                                       SHARES         VALUE         PURCHASES     FROM SALES
                                                                    ------------   ------------   ------------   ------------
VAN KAMPEN LIFE INVESTMENT TRUST (continued)
  Growth and Income Portfolio - Class I Shares (Cost $1,382,061)          89,012   $  1,518,552   $    107,174   $    228,753
  Growth and Income Portfolio - Class II Shares (Cost $5,470,274)        363,622      6,192,483      1,783,864        448,107
  Money Market Portfolio - Class I Shares (Cost $1,886,142)            1,886,142      1,886,142        349,206        967,551
  Money Market Portfolio - Class II Shares (Cost $5,521,849)           5,521,849      5,521,849      2,326,506      3,346,969
                                                                    ------------   ------------   ------------   ------------
    Total (Cost $41,103,550)                                          10,160,279     42,358,817     11,747,418      9,058,779
                                                                    ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND II (1.5%)
  Contrafund(R) Portfolio - Service Class 2
    Total (Cost $10,330,802)                                             501,348     11,495,906      2,733,168        875,683
                                                                    ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND III (1.3%)
  Dynamic Capital Appreciation Portfolio - Service Class 2
    (Cost $281,223)                                                       47,136        330,895        149,544         12,561
  Mid Cap Portfolio - Service Class 2 (Cost $7,146,328)                  375,743      9,006,565      2,721,470      1,057,920
                                                                    ------------   ------------   ------------   ------------
    Total (Cost $7,427,551)                                              422,879      9,337,460      2,871,014      1,070,481
                                                                    ------------   ------------   ------------   ------------

TOTAL INVESTMENTS (100%)
  (COST $806,573,176)                                                              $751,895,233   $128,957,605   $142,880,412
                                                                                   ============   ============   ============

6. FINANCIAL HIGHLIGHTS

                                                                                          INVEST-      EXPENSE
                                                  YEAR            UNIT VALUE      NET     MENT(1)      RATIO(2)     TOTAL RETURN(3)
                                                 ENDED   UNITS    LOWEST TO      ASSETS   INCOME      LOWEST TO       LOWEST TO
                                                 DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)
                                                 ------  ------  -------------  -------  ---------   -----------   -----------------
CAPITAL APPRECIATION FUND                          2003  26,792  1.270 - 1.583   42,395      0.05    1.40 - 1.80        7.63 - 23.19
                                                   2002  30,669  1.280 - 1.285   39,405      1.49    1.40 - 1.60   (26.31) - (26.11)
                                                   2001  37,851  1.737 - 1.739   65,838      0.47    1.40 - 1.60   (27.15) - (18.60)

MONEY MARKET PORTFOLIO                             2003  26,074  0.989 - 1.179   30,747      0.79    1.40 - 2.00     (0.70) - (0.60)
                                                   2002  37,562          1.187   44,572      1.38           1.40                0.00
                                                   2001  40,133          1.187   47,635      3.27           1.40                2.33
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund - Series I          2003   6,962  0.637 - 0.640    4,457      0.30    1.40 - 1.60       23.21 - 23.31
                                                   2002   7,493  0.517 - 0.519    3,889      0.33    1.40 - 1.60      (31.26) - 4.44
                                                   2001   7,281          0.755    5,495      0.21           1.40             (13.71)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Premier Growth
    Portfolio - Class B                            2003  16,035  0.528 - 1.255    8,544        --    1.40 - 2.00        6.92 - 21.79
                                                   2002  18,895  0.435 - 0.436    8,246        --    1.40 - 1.60   (31.92) - (31.88)
                                                   2001  21,281  0.639 - 0.640   13,619        --    1.40 - 1.60    (18.58) - (2.74)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares              2003      16          1.296       20      0.18           1.40               29.60

  Growth Fund - Class 2 Shares                     2003      79          1.248       98      0.16           1.40               24.80

  Growth-Income Fund - Class 2 Shares              2003     353  1.250 - 1.253      443      2.00    1.40 - 1.80       23.89 - 25.30
CREDIT SUISSE TRUST
  Emerging Markets Portfolio                       2003   2,027  0.964 - 0.970    1,966        --    1.40 - 1.60       40.52 - 40.99
                                                   2002   2,661  0.686 - 0.688    1,832      0.15    1.40 - 1.60   (19.86) - (12.80)
                                                   2001   2,464          0.789    1,945        --           1.40             (10.95)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class        2003   4,722  1.370 - 1.639    7,721      2.45    1.40 - 1.80       28.76 - 32.18
                                                   2002   4,217  1.235 - 1.240    5,228      1.89    1.40 - 1.60         2.83 - 3.08
                                                   2001   1,986  1.201 - 1.203    2,389      1.25    1.40 - 1.60        7.31 - 10.28
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                                 2003  10,335  1.045 - 1.246   10,865      1.38    1.40 - 1.80       11.35 - 19.43
                                                   2002  10,993  0.876 - 0.880    9,669      1.11    1.40 - 1.60   (18.05) - (17.83)
                                                   2001  11,154  1.069 - 1.071   11,947      0.86    1.40 - 1.60    (10.60) - (7.12)
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                     2003  13,890  1.127 - 1.352   15,766      0.03    1.40 - 2.00       11.75 - 29.93
                                                   2002  13,490  0.869 - 0.872   11,769      0.04    1.40 - 1.60   (20.42) - (20.29)
                                                   2001  11,596  1.092 - 1.094   12,686      0.48    1.40 - 1.60       (7.45) - 9.53
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund -
    Class 2 Shares                                 2003     322          1.043      336      0.74           1.40               23.43
                                                   2002     178          0.845      150      0.51           1.40             (15.50)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares               2003       1          1.448        1      1.09           1.40               44.80
  Templeton Growth Securities Fund -
    Class 2 Shares                                 2003     218          1.032      225      1.61           1.40               30.30
                                                   2002     191          0.792      152      0.75           1.40             (20.80)

                                                                                          INVEST-      EXPENSE
                                                  YEAR            UNIT VALUE      NET     MENT(1)      RATIO(2)     TOTAL RETURN(3)
                                                 ENDED   UNITS    LOWEST TO      ASSETS   INCOME      LOWEST TO       LOWEST TO
                                                 DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)
                                                 ------  ------  -------------  -------  ---------   -----------   -----------------
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                           2003  16,955          1.329   22,534      0.66           1.40              22.83
                                                   2002  16,583          1.082   17,942      1.56           1.40            (18.65)
                                                   2001  13,756          1.330   18,302      1.17           1.40             (5.34)

  Diversified Strategic Income Portfolio           2003  10,456          1.296   13,552      5.83           1.40              10.20
                                                   2002  10,925          1.176   12,851      9.00           1.40               3.34
                                                   2001  12,785          1.138   14,546      8.91           1.40               1.79

  Equity Index Portfolio - Class II Shares         2003  16,372  0.813 - 1.298   13,605      1.07    1.40 - 1.80      12.48 - 26.04
                                                   2002  15,425  0.647 - 0.649   10,013      1.87    1.40 - 1.60  (23.61) - (23.47)
                                                   2001  13,067  0.847 - 0.848   11,082      0.73    1.40 - 1.60     (13.65) - 7.90

  Fundamental Value Portfolio                      2003  26,496          1.350   35,758      0.62           1.40              36.78
                                                   2002  27,231          0.987   26,880      1.21           1.40            (22.41)
                                                   2001  17,065          1.272   21,707      0.72           1.40             (6.61)
  Salomon Brothers Variable Emerging
    Growth Fund - Class I Shares                   2003     376  1.047 - 1.395      499        --    1.40 - 2.15       6.85 - 38.13
                                                   2002      16          0.758       12        --           1.40            (24.20)
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares                   2003      62          1.027       64      0.47           1.40              28.38
                                                   2002      85          0.800       68      0.67           1.40            (20.00)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares              2003  15,399  0.935 - 1.140   14,659      1.84    1.40 - 2.10       4.79 - 12.16
                                                   2002  15,767  0.836 - 0.983   13,307      2.05    1.40 - 1.70    (8.24) - (7.90)
                                                   2001  13,848  0.910 - 1.069   12,626      2.12    1.40 - 1.70      (6.28) - 0.56
  Capital Appreciation Portfolio -
    Service Shares                                 2003   1,034  0.657 - 1.220      831      0.25    1.40 - 1.90       6.18 - 18.49
                                                   2002     953  0.555 - 0.941      591      0.32    1.40 - 1.70  (17.34) - (17.11)
                                                   2001     707  0.671 - 1.137      476      1.09    1.40 - 1.70     (22.94) - 1.07
  Global Life Sciences Portfolio -
    Service Shares                                 2003   3,646  0.801 - 1.268    2,938        --    1.40 - 2.00       7.29 - 24.42
                                                   2002   3,739  0.645 - 0.647    2,419        --    1.40 - 1.60  (30.65) - (30.50)
                                                   2001   4,112  0.930 - 0.931    3,830        --    1.40 - 1.60     (17.97) - 4.49

  Global Technology Portfolio - Service Shares     2003  10,051  0.349 - 1.473    3,523        --    1.40 - 1.80      16.72 - 44.21
                                                   2002  11,940          0.242    2,886        --           1.40            (41.69)
                                                   2001  10,706          0.415    4,444      0.68           1.40            (38.24)
  Mid Cap Value Portfolio - Service Shares         2003     421  1.337 - 1.343      564      0.11    1.40 - 2.10      20.89 - 34.30

  Worldwide Growth Portfolio - Service Shares      2003  14,122  0.541 - 1.288    8,019      0.85    1.40 - 2.10      12.24 - 23.73
                                                   2002  16,018  0.444 - 0.855    7,231      0.61    1.40 - 1.70  (26.97) - (26.77)
                                                   2001  17,088  0.608 - 1.168   10,407      0.28    1.40 - 1.70     (23.68) - 3.00
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio            2003       4          1.336        5        --           1.40              33.60
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                      2003      75          1.244       93      1.56           1.40              24.40

  Mid-Cap Value Portfolio                          2003      53  1.255 - 1.260       66      1.37    1.40 - 2.00      14.09 - 26.00
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                               2003       1          1.074        1      2.93           1.40               7.40
  Merrill Lynch Small Cap Value V.I.
    Fund - Class III                               2003       1          1.068        1      0.14           1.40               6.80

                                                                                          INVEST-      EXPENSE
                                                  YEAR            UNIT VALUE      NET     MENT(1)      RATIO(2)     TOTAL RETURN(3)
                                                 ENDED   UNITS    LOWEST TO      ASSETS   INCOME      LOWEST TO       LOWEST TO
                                                 DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)
                                                 ------  ------  -------------  -------  ---------   -----------   -----------------
MORGAN STANLEY VARIABLE INVESTMENT
SERIES
  Dividend Growth Portfolio - Class Y              2003       1          1.095        1      0.69           1.60               9.50

  Equity Portfolio - Class Y                       2003       2          1.080        2      0.04           1.60               8.00

  S&P 500 Index Portfolio - Class Y                2003     175  1.092 - 1.094      191        --    1.60 - 2.15        5.41 - 9.40
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative Class     2003      64  1.044 - 1.048       67      0.48    1.40 - 2.00        4.50 - 4.80

  Total Return Portfolio - Administrative Class    2003  20,964  1.026 - 1.173   24,563      2.86    1.40 - 1.80        1.58 - 3.62
                                                   2002  20,033  1.129 - 1.132   22,686      4.05    1.40 - 1.60        7.42 - 7.50
                                                   2001   5,178  1.051 - 1.053    5,452      2.71    1.40 - 1.60        4.78 - 5.10
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
  Class IB Shares                                  2003     310          0.728      226        --           1.60              29.93
                                                   2002     300          0.560      168        --           1.40            (30.52)
                                                   2001     270          0.806      217        --           1.40            (22.13)
  Putnam VT International Equity Fund -
  Class IB Shares                                  2003   1,972  0.877 - 1.334    1,746      0.82    1.40 - 1.80      26.37 - 37.67
                                                   2002   3,980          0.696    2,770      0.33           1.40            (18.79)
                                                   2001   1,555          0.856    1,333        --           1.40            (14.47)
  Putnam VT Small Cap Value Fund -
  Class IB Shares                                  2003   1,612  1.288 - 1.547    2,095      0.31    1.40 - 2.00      24.36 - 47.66
                                                   2002   1,363  0.874 - 0.877    1,195      0.13    1.40 - 1.60  (19.60) - (19.39)
                                                   2001     432          1.088      471        --           1.40               2.16
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                           2003  13,510  1.136 - 1.549   20,400      0.27    1.40 - 2.15      10.90 - 39.11
                                                   2002  12,094  0.831 - 1.130   13,420      0.57    1.40 - 1.70  (26.33) - (26.10)
                                                   2001   5,217  1.128 - 1.529    7,969      1.60    1.40 - 1.70      (3.78) - 3.49

  High Yield Bond Fund - Class I                   2003   1,285  1.068 - 1.367    1,694      9.26    1.40 - 2.15       5.22 - 22.49
                                                   2002     573  1.095 - 1.116      635      7.83    1.40 - 1.70        5.49 - 5.78
                                                   2001     459  1.038 - 1.055      484      9.99    1.40 - 1.70      (0.28) - 3.74

  Investors Fund - Class I                         2003  19,490  1.116 - 1.346   23,489      1.44    1.40 - 2.10      12.82 - 33.40
                                                   2002  19,929  0.858 - 0.923   18,373      1.23    1.40 - 1.70  (24.34) - (24.10)
                                                   2001  16,096  1.134 - 1.216   19,575      1.05    1.40 - 1.70      (6.40) - 2.71

  Large Cap Growth Fund - Class I                  2003     208  1.140 - 1.439      266      0.02    1.40 - 2.00       2.93 - 42.50
                                                   2002      13          0.800       10        --           1.40            (20.00)

  Small Cap Growth Fund - Class I                  2003   3,127  0.849 - 1.555    3,155        --    1.40 - 2.15      11.33 - 54.27
                                                   2002   2,299  0.579 - 0.808    1,443        --    1.40 - 1.70  (35.83) - (35.66)
                                                   2001   1,627  0.901 - 1.257    1,474        --    1.40 - 1.70      (8.51) - 7.78

  Strategic Bond Fund - Class I                    2003   3,592  1.014 - 1.372    4,508      6.46    1.40 - 2.15       2.63 - 11.64
                                                   2002   2,433  1.085 - 1.229    2,842      6.21    1.40 - 1.70        5.96 - 7.34
                                                   2001   1,064  1.015 - 1.145    1,217      6.06    1.40 - 1.60        0.59 - 5.43
SCUDDER VARIABLE SERIES I
  Growth and Income Portfolio - Class B            2003      18  1.126 - 1.127       20        --    2.00 - 2.15       5.82 - 12.60
SCUDDER VARIABLE SERIES II
  Scudder International Select Equity
    Portfolio - Class B                            2003     186  1.208 - 1.209      225        --    2.00 - 2.15      13.20 - 20.80

                                                                                          INVEST-      EXPENSE
                                                  YEAR            UNIT VALUE      NET     MENT(1)      RATIO(2)     TOTAL RETURN(3)
                                                 ENDED   UNITS    LOWEST TO      ASSETS   INCOME      LOWEST TO       LOWEST TO
                                                 DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)
                                                 ------  ------  -------------  -------  ---------   -----------   -----------------
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio                 2003  11,003  1.224 - 1.450   15,946      3.06    1.40 - 2.00       7.75 - 24.46
                                                   2002  11,414  1.161 - 1.165   13,296      7.63    1.40 - 1.60    (8.44) - (8.27)
                                                   2001   9,706  1.268 - 1.270   12,327      2.03    1.40 - 1.60    (2.23) - (1.78)

  Disciplined Mid Cap Stock Portfolio              2003   5,604  1.371 - 1.869   10,433      0.31    1.40 - 1.80      26.94 - 31.90
                                                   2002   5,655  1.412 - 1.417    8,014      0.55    1.40 - 1.60  (15.70) - (15.50)
                                                   2001   5,101  1.675 - 1.677    8,557      0.29    1.40 - 1.60      (5.41) - 4.04

  Equity Income Portfolio                          2003  26,533  1.137 - 1.670   43,575      0.93    1.40 - 2.15       6.66 - 34.69
                                                   2002  26,715  0.956 - 1.291   34,137      1.04    1.40 - 1.70  (16.43) - (15.12)
                                                   2001  27,237  1.131 - 1.521   41,433      1.13    1.40 - 1.60      (7.93) - 0.53

  Federated High Yield Portfolio                   2003  11,303  1.188 - 1.345   15,192      7.44    1.40 - 2.00       8.49 - 20.74
                                                   2002  10,765  1.110 - 1.114   11,993     17.48    1.40 - 1.60        2.02 - 2.30
                                                   2001  10,766  1.088 - 1.089   11,727     12.09    1.40 - 1.60      (0.73) - 0.46

  Federated Stock Portfolio                        2003   5,610  1.585 - 1.593    8,939      1.48    1.40 - 1.60      17.84 - 25.83
                                                   2002   5,996          1.266    7,592      2.56           1.40            (20.48)
                                                   2001   6,935          1.592   11,039      1.26           1.40               0.25

  Large Cap Portfolio                              2003  20,518  1.059 - 1.366   27,826      0.40    1.40 - 2.15       6.16 - 24.58
                                                   2002  21,477  0.864 - 1.111   23,784      0.45    1.40 - 1.70  (25.00) - (23.85)
                                                   2001  24,629  1.139 - 1.459   35,941      0.48    1.40 - 1.60   (18.49) - (0.70)

  Lazard International Stock Portfolio             2003  12,065  1.004 - 1.323   12,187      1.82    1.40 - 1.80      26.61 - 34.59
                                                   2002  13,670  0.793 - 0.796   10,884      1.96    1.40 - 1.60  (14.36) - (14.22)
                                                   2001  15,756          0.928   14,617      0.16           1.40            (27.22)

  Merrill Lynch Large Cap Core Portfolio           2003   2,626  0.803 - 1.240    2,130      0.69    1.40 - 1.80      15.67 - 19.56
                                                   2002   2,781  0.673 - 0.675    1,878      0.57    1.40 - 1.60  (26.37) - (26.23)
                                                   2001   3,048  0.914 - 0.915    2,789      0.04    1.40 - 1.60   (23.56) - (6.54)

  MFS Emerging Growth Portfolio                    2003  13,048  1.132 - 1.286   14,779        --    1.40 - 2.00       8.98 - 27.33
                                                   2002  14,225          0.889   12,645        --           1.40            (35.16)
                                                   2001  17,470          1.371   23,951        --           1.40            (37.08)

  MFS Mid Cap Growth Portfolio                     2003  16,280  0.878 - 1.355   14,396        --    1.40 - 1.80      14.15 - 35.22
                                                   2002  17,203  0.651 - 0.653   11,240        --    1.40 - 1.60  (49.65) - (49.58)
                                                   2001  17,696  1.293 - 1.295   22,917        --    1.40 - 1.60   (24.75) - (4.58)

  Pioneer Fund Portfolio                           2003       5          1.217        7      3.58           1.40              21.70

  Travelers Quality Bond Portfolio                 2003  36,708  1.045 - 1.383   50,755      4.71    1.40 - 2.00        0.00 - 5.49
                                                   2002  38,145  1.306 - 1.311   50,012      7.99    1.40 - 1.60        4.06 - 4.30
                                                   2001  30,072  1.255 - 1.257   37,790      3.76    1.40 - 1.60      (2.79) - 5.63
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Emerging Markets Equity Portfolio, Class I       2003     671  1.081 - 1.684      821        --    1.40 - 2.15       7.55 - 56.22
                                                   2002     393  0.734 - 1.142      302        --    1.40 - 1.70  (18.06) - (10.12)
                                                   2001     360  0.819 - 0.820      295        --    1.40 - 1.60    (7.76) - (4.55)

                                                                                          INVEST-      EXPENSE
                                                  YEAR            UNIT VALUE      NET     MENT(1)      RATIO(2)     TOTAL RETURN(3)
                                                 ENDED   UNITS    LOWEST TO      ASSETS   INCOME      LOWEST TO       LOWEST TO
                                                 DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)
                                                 ------  ------  -------------  -------  ---------   -----------   -----------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CONTINUED)
  Equity and Income Portfolio - Class II           2003     505  1.096 - 1.161      584      1.39    1.50 - 2.15       8.61 - 16.10

  Equity Growth Portfolio - Class I                2003   2,065  0.600 - 1.261    1,446        --    1.40 - 2.10       8.25 - 23.06
                                                   2002   1,799  0.488 - 0.830      952      0.20    1.40 - 1.70  (28.97) - (19.14)
                                                   2001   1,245  0.687 - 1.168      863        --    1.40 - 1.60   (16.40) - (0.17)

  Global Franchise Portfolio - Class II Shares     2003     317  1.161 - 1.223      387        --    1.50 - 2.15      10.59 - 22.30

  Global Value Equity Portfolio - Class I          2003   1,820  1.062 - 1.357    2,049        --    1.40 - 2.10       9.09 - 39.26
                                                   2002   1,569  0.837 - 0.902    1,341      1.29    1.40 - 1.70  (19.93) - (18.05)
                                                   2001   1,343  1.023 - 1.101    1,378      1.28    1.40 - 1.60      (8.32) - 0.36

  Mid Cap Growth Portfolio - Class I               2003   1,660  0.566 - 1.418    1,332        --    1.40 - 2.15       2.84 - 39.80
                                                   2002   1,380  0.406 - 0.801      639        --    1.40 - 1.70  (32.22) - (29.23)
                                                   2001   1,205  0.599 - 1.181      727        --    1.40 - 1.60     (30.31) - 2.07

  Small Company Growth Portfolio - Class II        2003      65  1.228 - 1.360       88        --    1.50 - 2.15       5.35 - 36.00

  Technology Portfolio - Class I                   2003   1,510  0.241 - 1.414      469        --    1.40 - 2.10      31.50 - 46.06
                                                   2002   1,919  0.165 - 0.679      330        --    1.40 - 1.60  (49.85) - (49.70)
                                                   2001   2,039  0.329 - 1.350      683        --    1.40 - 1.60   (49.54) - (2.17)

  U.S. Mid Cap Core Portfolio - Class I            2003   2,439  1.195 - 1.456    3,058        --    1.40 - 2.15       9.98 - 39.50
                                                   2002   2,399  0.859 - 0.914    2,142        --    1.40 - 1.70  (29.24) - (29.04)
                                                   2001   1,482  1.214 - 1.288    1,906        --    1.40 - 1.70      (4.45) - 6.30

  U.S. Real Estate Portfolio - Class I             2003   1,443  1.182 - 1.571    2,161        --    1.40 - 2.15       8.64 - 35.66
                                                   2002   1,103  1.076 - 1.158    1,232      4.06    1.40 - 1.70    (2.45) - (2.20)
                                                   2001     539  1.103 - 1.184      637      6.70    1.40 - 1.70        0.27 - 8.33
  Core Plus Fixed Income Portfolio -
  Class II                                         2003     328  1.000 - 1.011      331      0.04    1.50 - 2.15        0.10 - 2.43

  Value Portfolio - Class I                        2003   1,812  1.069 - 1.378    1,992        --    1.40 - 2.10       9.20 - 38.71
                                                   2002   1,929  0.810 - 0.886    1,579      0.99    1.40 - 1.70  (23.46) - (23.23)
                                                   2001   1,712  1.057 - 1.155    1,814      1.34    1.40 - 1.70        0.86 - 2.48
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio               2003   4,581  0.563 - 1.303    2,610        --    1.40 - 2.15       5.10 - 27.38
                                                   2002   5,204          0.442    2,298        --           1.40            (24.83)
                                                   2001   5,177          0.588    3,045        --           1.40            (24.90)

  MFS Total Return Portfolio                       2003  42,575  1.067 - 1.606   68,295      2.31    1.40 - 2.15       4.20 - 14.96
                                                   2002  42,952  1.392 - 1.397   60,017      6.18    1.40 - 1.60    (6.76) - (6.62)
                                                   2001  38,578  1.493 - 1.496   57,702      2.77    1.40 - 1.60    (1.38) - (0.47)

  Pioneer Strategic Income Portfolio               2003   2,161          1.316    2,843      8.96           1.40              17.92
                                                   2002   2,459          1.116    2,744     19.93           1.40               4.40
                                                   2001   3,562          1.069    3,808      8.16           1.40               2.79
  SB Adjustable Rate Income Portfolio -
    Class I Shares                                 2003      14          0.999       14      2.12           1.40             (0.10)

                                                                                          INVEST-      EXPENSE
                                                  YEAR            UNIT VALUE      NET     MENT(1)      RATIO(2)     TOTAL RETURN(3)
                                                 ENDED   UNITS    LOWEST TO      ASSETS   INCOME      LOWEST TO       LOWEST TO
                                                 DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)
                                                 ------  ------  -------------  -------  ---------   -----------   -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Aggressive Growth Portfolio         2003  32,805          0.833   27,311        --           1.40              32.64
                                                   2002  31,570          0.628   19,813        --           1.40            (33.54)
                                                   2001  11,977  0.944 - 0.945   11,317        --    1.40 - 1.60    (5.60) - (5.50)
  Smith Barney Large Capitalization
  Growth Portfolio                                 2003   4,315          0.980    4,227      0.03           1.40              45.62
                                                   2002   2,969          0.673    1,999      0.48           1.40            (25.88)
                                                   2001   1,184          0.908    1,075        --           1.40             (7.91)

  Strategic Equity Portfolio                       2003  22,810  1.284 - 1.318   29,453        --    1.40 - 2.00      10.77 - 30.67
                                                   2002  25,280          0.988   24,973      0.55           1.40            (34.48)
                                                   2001  31,918          1.508   48,140      0.20           1.40            (14.56)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class I Shares              2003     347          1.160      402      1.03           1.40              29.18
                                                   2002     360          0.898      324      0.77           1.40            (20.39)
                                                   2001     385          1.128      434        --           1.40             (3.84)

  Comstock Portfolio - Class II Shares             2003  11,515  1.043 - 1.333   12,634      0.74    1.40 - 2.15       7.57 - 31.94
                                                   2002   9,318  0.811 - 0.869    7,703      0.38    1.40 - 1.70  (20.75) - (20.51)
                                                   2001   4,165  1.023 - 1.095    4,274        --    1.40 - 1.70      (4.21) - 0.64

  Emerging Growth Portfolio - Class I Shares       2003     699          1.214      848        --           1.40              25.54
                                                   2002     882          0.967      852      0.37           1.40            (33.40)
                                                   2001   1,086          1.452    1,576      0.11           1.40            (32.47)

  Emerging Growth Portfolio - Class II Shares      2003   4,599  0.550 - 1.255    3,091        --    1.40 - 2.15       1.56 - 25.40
                                                   2002   4,696  0.440 - 0.753    2,291      0.05    1.40 - 1.70  (33.77) - (33.58)
                                                   2001   2,420  0.663 - 1.135    1,628        --    1.40 - 1.70     (32.66) - 1.25

  Enterprise Portfolio - Class I Shares            2003     993          0.768      762      0.54           1.40              24.07
                                                   2002   1,204          0.619      745      0.49           1.40            (30.29)
                                                   2001   1,431          0.888    1,270      0.21           1.40            (21.55)

  Enterprise Portfolio - Class II Shares           2003   1,159  0.668 - 1.269      888      0.25    1.40 - 2.10      18.27 - 24.46
                                                   2002     888  0.540 - 0.825      519      0.16    1.40 - 1.70  (30.68) - (13.09)
                                                   2001     772  0.779 - 0.781      602      0.01    1.40 - 1.60   (21.66) - (6.14)

  Government Portfolio - Class I Shares            2003   1,195          1.271    1,519      5.08           1.40               0.39
                                                   2002   1,730          1.266    2,191      1.94           1.40               8.02
                                                   2001     581          1.172      681      4.48           1.40               5.49

  Government Portfolio - Class II Shares           2003   6,451  0.979 - 1.139    7,090      4.00    1.40 - 2.15      (1.78) - 0.20
                                                   2002   5,374  1.072 - 1.138    5,981      2.17    1.40 - 1.70        6.03 - 7.87
                                                   2001   1,526  0.998 - 1.055    1,606      0.67    1.40 - 1.60        0.10 - 5.18

  Growth and Income Portfolio - Class I Shares     2003   1,138          1.335    1,518      0.98           1.40              26.30
                                                   2002   1,240          1.057    1,310      1.09           1.40            (15.71)
                                                   2001   1,514          1.254    1,898      0.07           1.40             (7.11)

  Growth and Income Portfolio - Class II Shares    2003   5,585  1.010 - 1.312    6,191      0.66    1.40 - 2.15       9.99 - 30.42
                                                   2002   4,316  0.804 - 0.937    3,667      0.62    1.40 - 1.70  (16.22) - (15.94)
                                                   2001   2,181  0.958 - 1.116    2,097        --    1.40 - 1.70      (7.34) - 1.55

                                                                                          INVEST-      EXPENSE
                                                  YEAR            UNIT VALUE      NET     MENT(1)      RATIO(2)     TOTAL RETURN(3)
                                                 ENDED   UNITS    LOWEST TO      ASSETS   INCOME      LOWEST TO       LOWEST TO
                                                 DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)
                                                 ------  ------  -------------  -------  ---------   -----------   -----------------
VAN KAMPEN LIFE INVESTMENT TRUST (CONTINUED)
  Money Market Portfolio - Class I Shares          2003   1,691          1.115    1,886      0.58           1.40             (0.89)
                                                   2002   2,226          1.125    2,504      1.21           1.40             (0.18)
                                                   2001   2,231          1.127    2,513      3.49           1.40               2.27

  Money Market Portfolio - Class II Shares         2003   5,545  0.979 - 1.006    5,521      0.33    1.40 - 2.15    (1.41) - (0.30)
                                                   2002   6,478  0.993 - 1.017    6,541      0.94    1.40 - 1.70    (0.60) - (0.49)
                                                   2001   3,109  1.001 - 1.022    3,168      2.56    1.40 - 1.60        0.00 - 2.00
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class 2        2003  12,068  0.892 - 1.316   11,494      0.29    1.40 - 2.15       8.43 - 26.34
                                                   2002  10,258  0.707 - 0.997    7,389      0.68    1.40 - 1.70  (14.08) - (10.80)
                                                   2001   8,093  0.795 - 1.120    6,444      0.52    1.40 - 1.60     (13.76) - 0.36
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                              2003     426  0.756 - 1.252      331         -    1.40 - 2.00       7.56 - 23.13
                                                   2002     240          0.614      147      0.27           1.40             (8.77)
                                                   2001      12          0.673        8      0.15           1.40            (29.68)

  Mid Cap Portfolio - Service Class 2              2003   7,324  1.202 - 1.415    9,005      0.23    1.40 - 2.15      12.13 - 44.68
                                                   2002   5,670  0.883 - 0.997    5,055      0.45    1.40 - 1.70  (11.57) - (11.21)
                                                   2001   1,743  0.998 - 1.125    1,743         -    1.40 - 1.70      (4.86) - 3.97


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. the total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                             AIM V.I.
                                                    CAPITAL                       MONEY                       PREMIER
                                                 APPRECIATION                    MARKET                    EQUITY FUND -
                                                     FUND                       PORTFOLIO                     SERIES I
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................    30,669,240     37,851,070     37,562,237     40,133,062      7,492,855      7,280,717
Accumulation units purchased and
  transferred from other funding options     880,377      1,870,334     26,905,087    189,333,327        713,169      2,692,276
Accumulation units redeemed and
  transferred to other funding options    (4,756,759)    (9,051,293)   (38,393,007)   (191,904,152)   (1,244,027)    (2,480,138)
Annuity units ........................          (841)          (871)            --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................    26,792,017     30,669,240     26,074,317     37,562,237      6,961,997      7,492,855
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                              ALLIANCEBERNSTEIN
                                                   PREMIER
                                                   GROWTH                     GLOBAL GROWTH
                                                 PORTFOLIO -                  FUND - CLASS 2                GROWTH FUND -
                                                   CLASS B                       SHARES                    CLASS 2 SHARES
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................    18,895,411     21,281,012             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     926,890      3,755,570         15,821             --         84,808             --
Accumulation units redeemed and
  transferred to other funding options    (3,787,267)    (6,141,171)            --             --         (6,002)            --
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................    16,035,034     18,895,411         15,821             --         78,806             --
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                              DELAWARE
                                                                                                              VIP REIT
                                                GROWTH-INCOME                    EMERGING                     SERIES -
                                                FUND - CLASS 2                   MARKETS                      STANDARD
                                                   SHARES                       PORTFOLIO                       CLASS
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................            --             --      2,661,035      2,463,748      4,216,837      1,986,061
Accumulation units purchased and
  transferred from other funding options     360,330             --      1,928,428     61,137,659      1,785,749      8,715,115
Accumulation units redeemed and
  transferred to other funding options        (6,977)            --     (2,562,534)   (60,940,372)    (1,280,140)    (6,484,339)
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................       353,353             --      2,026,929      2,661,035      4,722,446      4,216,837
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                                              DREYFUS VIF
                                                 DREYFUS VIF                   DEVELOPING                   MUTUAL SHARES
                                                APPRECIATION                    LEADERS                      SECURITIES
                                                 PORTFOLIO -                   PORTFOLIO -                 FUND - CLASS 2
                                               INITIAL SHARES                INITIAL SHARES                    SHARES
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................    10,993,403     11,154,388     13,490,016     11,596,262        177,623             --
Accumulation units purchased and
  transferred from other funding options     920,763      2,280,991      2,270,494      7,028,231        456,881        210,027
Accumulation units redeemed and
  transferred to other funding options    (1,579,652)    (2,441,976)    (1,870,182)    (5,134,477)      (312,064)       (32,404)
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................    10,334,514     10,993,403     13,890,328     13,490,016        322,440        177,623
                                         ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                  TEMPLETON
                                                  DEVELOPING                   TEMPLETON
                                                   MARKETS                       GROWTH
                                                  SECURITIES                   SECURITIES
                                                    FUND -                       FUND -
                                                   CLASS 2                      CLASS 2
                                                    SHARES                       SHARES                APPRECIATION PORTFOLIO
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................            --             --        191,381             --     16,582,644     13,756,405
Accumulation units purchased and
  transferred from other funding options       1,000             --        100,637        206,049      2,216,506      5,937,621
Accumulation units redeemed and
  transferred to other funding options            --             --        (74,309)       (14,668)    (1,842,234)    (3,109,379)
Annuity units ........................            --             --             --             --         (1,937)        (2,003)
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................         1,000             --        217,709        191,381     16,954,979     16,582,644
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                                              EQUITY INDEX
                                            DIVERSIFIED STRATEGIC          PORTFOLIO - CLASS II             FUNDAMENTAL
                                               INCOME PORTFOLIO                   SHARES                  VALUE PORTFOLIO
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................    10,925,399     12,784,586     15,424,602     13,066,529     27,230,503     17,065,180
Accumulation units purchased and
  transferred from other funding options   1,745,059        866,350      3,145,511      6,922,763      2,828,817     14,616,189
Accumulation units redeemed and
  transferred to other funding options    (2,214,215)    (2,725,537)    (2,198,145)    (4,564,690)    (3,563,326)    (4,450,866)
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................    10,456,243     10,925,399     16,371,968     15,424,602     26,495,994     27,230,503
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                              SALOMON BROTHERS             SALOMON BROTHERS
                                              VARIABLE EMERGING            VARIABLE GROWTH
                                             GROWTH FUND - CLASS I          & INCOME FUND -             BALANCED PORTFOLIO -
                                                    SHARES                   CLASS I SHARES                SERVICE SHARES
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................        16,289             --         85,414             --     15,767,103     13,847,911
Accumulation units purchased and
  transferred from other funding options     367,992         28,891        125,440         90,692      3,009,084      6,428,583
Accumulation units redeemed and
  transferred to other funding options        (8,743)       (12,602)      (148,397)        (5,278)    (3,377,351)    (4,509,391)
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................       375,538         16,289         62,457         85,414     15,398,836     15,767,103
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                   CAPITAL                    GLOBAL LIFE
                                                APPRECIATION                   SCIENCES                   GLOBAL TECHNOLOGY
                                                 PORTFOLIO -                  PORTFOLIO -                PORTFOLIO - SERVICE
                                               SERVICE SHARES                SERVICE SHARES                    SHARES
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................       952,640        707,283      3,739,002      4,112,397     11,940,339     10,706,223
Accumulation units purchased and
  transferred from other funding options     217,132        400,854        712,144      5,873,770      2,620,713      9,369,589
Accumulation units redeemed and
  transferred to other funding options      (135,760)      (155,497)      (804,881)    (6,247,165)    (4,509,811)    (8,135,473)
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................     1,034,012        952,640      3,646,265      3,739,002     10,051,241     11,940,339
                                         ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                                            WORLDWIDE
                                                  MID CAP                      STRATEGIC                      GROWTH
                                              VALUE PORTFOLIO -             VALUE PORTFOLIO -               PORTFOLIO -
                                               SERVICE SHARES                SERVICE SHARES               SERVICE SHARES
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................            --             --        563,633        202,743     16,017,540     17,088,219
Accumulation units purchased and
  transferred from other funding options     519,981             --         63,237        382,076      6,887,626     54,200,916
Accumulation units redeemed and
  transferred to other funding options       (99,194)            --       (626,870)       (21,186)    (8,783,661)   (55,271,595)
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................       420,787             --             --        563,633     14,121,505     16,017,540
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                              LAZARD RETIREMENT                GROWTH AND
                                                  SMALL CAP                      INCOME                       MID-CAP
                                                  PORTFOLIO                    PORTFOLIO                  VALUE PORTFOLIO
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       3,786             --         78,261             --         58,862             --
Accumulation units redeemed and
  transferred to other funding options            --             --         (3,447)            --         (6,165)            --
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................         3,786             --         74,814             --         52,697             --
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                MERRILL LYNCH                MERRILL LYNCH
                                                   GLOBAL                      SMALL CAP
                                               ALLOCATION V.I.                 VALUE V.I.                DIVIDEND GROWTH
                                              FUND - CLASS III             FUND - CLASS III                 PORTFOLIO
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       1,000             --          1,000             --          1,000             --
Accumulation units redeemed and
  transferred to other funding options            --             --             --             --             --             --
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................         1,000             --          1,000             --          1,000             --
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                            REAL RETURN
                                                                                                            PORTFOLIO -
                                                                                S&P 500                    ADMINISTRATIVE
                                               EQUITY PORTFOLIO             INDEX PORTFOLIO                    CLASS
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       2,000             --        175,131             --         69,122             --
Accumulation units redeemed and
  transferred to other funding options            --             --           (311)            --         (5,016)            --
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................         2,000             --        174,820             --         64,106             --
                                         ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                               TOTAL RETURN                    PUTNAM VT                     PUTNAM VT
                                                PORTFOLIO -                    DISCOVERY                   INTERNATIONAL
                                              ADMINISTRATIVE                 GROWTH FUND -                 EQUITY FUND -
                                                   CLASS                    CLASS IB SHARES               CLASS IB SHARES
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................    20,032,931      5,178,155        299,898        269,501      3,980,191      1,555,346
Accumulation units purchased and
  transferred from other funding options   8,737,150     24,314,684        104,094      1,699,118      4,237,615     47,046,190
Accumulation units redeemed and
  transferred to other funding options    (7,805,887)    (9,459,908)       (93,610)    (1,668,721)    (6,245,446)   (44,621,345)
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................    20,964,194     20,032,931        310,382        299,898      1,972,360      3,980,191
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                  PUTNAM VT
                                                  SMALL CAP                                                  HIGH YIELD
                                                VALUE FUND -                  ALL CAP FUND -                 BOND FUND -
                                               CLASS IB SHARES                   CLASS I                       CLASS I
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................     1,362,619        432,357     12,094,417      5,217,285        572,525        459,273
Accumulation units purchased and
  transferred from other funding options     921,382      2,657,017      2,935,243      9,211,700        824,996        275,760
Accumulation units redeemed and
  transferred to other funding options      (672,469)    (1,726,755)    (1,519,903)    (2,334,568)      (112,298)      (162,508)
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................     1,611,532      1,362,619     13,509,757     12,094,417      1,285,223        572,525
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                                               LARGE CAP                     SMALL CAP
                                               INVESTORS FUND -               GROWTH FUND -                GROWTH FUND -
                                                    CLASS I                      CLASS I                      CLASS I
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................    19,928,952     16,096,337         12,895             --      2,299,128      1,626,663
Accumulation units purchased and
  transferred from other funding options   2,143,827      8,299,289        213,648         27,709      1,793,179      1,376,786
Accumulation units redeemed and
  transferred to other funding options    (2,582,316)    (4,466,674)       (18,904)       (14,814)      (965,416)      (704,321)
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................    19,490,463     19,928,952        207,639         12,895      3,126,891      2,299,128
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                              SCUDDER
                                                                                                           INTERNATIONAL
                                                                               GROWTH AND                  SELECT EQUITY
                                                STRATEGIC BOND              INCOME PORTFOLIO -               PORTFOLIO -
                                                FUND - CLASS I                   CLASS B                      CLASS B
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................     2,432,972      1,064,068             --             --             --             --
Accumulation units purchased and
  transferred from other funding options   1,601,342      1,590,116         17,979             --        186,350             --
Accumulation units redeemed and
  transferred to other funding options      (441,951)      (221,212)            --             --             --             --
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................     3,592,363      2,432,972         17,979             --        186,350             --
                                         ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                              DISCIPLINED
                                                 CONVERTIBLE                    MID CAP
                                                 SECURITIES                      STOCK                     EQUITY INCOME
                                                  PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................    11,414,474      9,705,792      5,654,979      5,101,058     26,714,896     27,237,470
Accumulation units purchased and
  transferred from other funding options   2,199,516      4,411,901        839,397      1,960,889      3,238,722      8,081,467
Accumulation units redeemed and
  transferred to other funding options    (2,611,372)    (2,703,219)      (890,137)    (1,406,968)    (3,420,325)    (8,604,041)
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................    11,002,618     11,414,474      5,604,239      5,654,979     26,533,293     26,714,896
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                   FEDERATED
                                                  HIGH YIELD                   FEDERATED                     LARGE CAP
                                                   PORTFOLIO                STOCK PORTFOLIO                  PORTFOLIO
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................    10,765,004     10,765,756      5,995,963      6,935,446     21,477,135     24,628,679
Accumulation units purchased and
  transferred from other funding options   2,836,159      4,118,712        299,914      1,078,689      1,807,411      2,711,197
Accumulation units redeemed and
  transferred to other funding options    (2,297,695)    (4,119,464)      (685,729)    (2,018,172)    (2,766,153)    (5,862,741)
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................    11,303,468     10,765,004      5,610,148      5,995,963     20,518,393     21,477,135
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                    LAZARD                   MERRILL LYNCH
                                                INTERNATIONAL                  LARGE CAP                    MFS EMERGING
                                               STOCK PORTFOLIO               CORE PORTFOLIO               GROWTH PORTFOLIO
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................    13,670,046     15,755,872      2,780,917      3,048,305     14,224,892     17,469,577
Accumulation units purchased and
  transferred from other funding options   3,308,883     77,394,590        116,023        177,366        759,658      1,492,101
Accumulation units redeemed and
  transferred to other funding options    (4,914,024)   (79,480,416)      (271,103)      (444,754)    (1,935,759)    (4,736,290)
Annuity units ........................            --             --             --             --           (472)          (496)
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................    12,064,905     13,670,046      2,625,837      2,780,917     13,048,319     14,224,892
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                     MFS
                                                   MID CAP
                                                   GROWTH                      PIONEER FUND              TRAVELERS QUALITY
                                                  PORTFOLIO                     PORTFOLIO                  BOND PORTFOLIO
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................    17,202,912     17,696,425             --             --     38,144,626     30,072,379
Accumulation units purchased and
  transferred from other funding options   1,890,609      4,927,171          5,429             --      6,675,865     32,763,417
Accumulation units redeemed and
  transferred to other funding options    (2,813,902)    (5,420,684)            --             --     (8,112,130)   (24,690,751)
Annuity units ........................            --             --             --             --           (404)          (419)
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................    16,279,619     17,202,912          5,429             --     36,707,957     38,144,626
                                         ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                            ACTIVE INTERNATIONAL
                                            ALLOCATION PORTFOLIO,          EMERGING MARKETS              EQUITY AND INCOME
                                                    CLASS I            EQUITY PORTFOLIO, CLASS I        PORTFOLIO - CLASS II
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................       587,005        445,638        392,591        360,294             --             --
Accumulation units purchased and
  transferred from other funding options     148,236        210,949        329,309         48,547        550,066             --
Accumulation units redeemed and
  transferred to other funding options      (735,241)       (69,582)       (50,815)       (16,250)       (44,981)            --
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................            --        587,005        671,085        392,591        505,085             --
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                            GLOBAL VALUE
                                               EQUITY GROWTH               GLOBAL FRANCHISE              EQUITY PORTFOLIO -
                                             PORTFOLIO - CLASS I          PORTFOLIO - CLASS II                CLASS I
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................     1,799,409      1,245,182             --             --      1,569,064      1,342,773
Accumulation units purchased and
  transferred from other funding options     408,480        791,128        317,397             --        440,197        514,527
Accumulation units redeemed and
  transferred to other funding options      (143,168)      (236,901)           (11)            --       (189,223)      (288,236)
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................     2,064,721      1,799,409        317,386             --      1,820,038      1,569,064
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                   MID CAP                   SMALL COMPANY
                                                   GROWTH                  GROWTH PORTFOLIO -               TECHNOLOGY
                                             PORTFOLIO - CLASS I                CLASS II                PORTFOLIO - CLASS I
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................     1,379,624      1,204,651             --             --      1,918,955      2,039,156
Accumulation units purchased and
  transferred from other funding options     533,489        467,468         67,220             --        235,708        453,962
Accumulation units redeemed and
  transferred to other funding options      (253,131)      (292,495)        (2,283)            --       (644,312)      (574,163)
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................     1,659,982      1,379,624         64,937             --      1,510,351      1,918,955
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                  U.S. MID                    U.S. REAL                     CORE PLUS
                                                  CAP CORE                      ESTATE                     FIXED INCOME
                                                 PORTFOLIO -                  PORTFOLIO -                   PORTFOLIO -
                                                   CLASS I                      CLASS I                      CLASS II
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................     2,398,783      1,482,006      1,102,974        539,090             --             --
Accumulation units purchased and
  transferred from other funding options     309,833      1,318,646        456,565        714,334        349,743             --
Accumulation units redeemed and
  transferred to other funding options      (269,986)      (401,869)      (116,585)      (150,450)       (22,016)            --
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................     2,438,630      2,398,783      1,442,954      1,102,974        327,727             --
                                         ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                              AIM CAPITAL
                                               VALUE PORTFOLIO -              APPRECIATION                   MFS TOTAL
                                                    CLASS I                     PORTFOLIO                RETURN PORTFOLIO
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................     1,929,059      1,711,958      5,204,465      5,177,186     42,952,128     38,577,666
Accumulation units purchased and
  transferred from other funding options     273,970        453,891        422,736      1,136,763      5,288,724     14,087,178
Accumulation units redeemed and
  transferred to other funding options      (390,863)      (236,790)    (1,046,335)    (1,109,484)    (5,664,090)    (9,711,144)
Annuity units ........................            --             --             --             --         (1,528)        (1,572)
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................     1,812,166      1,929,059      4,580,866      5,204,465     42,575,234     42,952,128
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                   PIONEER                   SB ADJUSTABLE
                                                  STRATEGIC                   RATE INCOME                   SMITH BARNEY
                                                    INCOME                    PORTFOLIO -                    AGGRESSIVE
                                                  PORTFOLIO                  CLASS I SHARES               GROWTH PORTFOLIO
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................     2,458,578      3,562,219             --             --     31,569,639     11,976,631
Accumulation units purchased and
  transferred from other funding options     116,792        213,789         13,710             --      5,295,169     24,400,913
Accumulation units redeemed and
  transferred to other funding options      (414,210)    (1,316,976)            --             --     (4,059,765)    (4,807,905)
Annuity units ........................          (437)          (454)            --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................     2,160,723      2,458,578         13,710             --     32,805,043     31,569,639
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                SMITH BARNEY
                                                    LARGE                                                    COMSTOCK
                                               CAPITALIZATION                   STRATEGIC                   PORTFOLIO -
                                              GROWTH PORTFOLIO               EQUITY PORTFOLIO             CLASS I SHARES
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................     2,968,586      1,184,451     25,280,072     31,918,323        360,360        384,749
Accumulation units purchased and
  transferred from other funding options   1,808,637      2,337,784        786,657      1,548,398         67,468         86,758
Accumulation units redeemed and
  transferred to other funding options      (462,461)      (553,649)    (3,255,969)    (8,186,142)       (80,857)      (111,147)
Annuity units ........................            --             --           (483)          (507)            --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................     4,314,762      2,968,586     22,810,277     25,280,072        346,971        360,360
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                    COMSTOCK                                                 DOMESTIC
                                                  PORTFOLIO -                   DOMESTIC                  INCOME PORTFOLIO
                                                CLASS II SHARES             INCOME PORTFOLIO              CLASS II SHARES
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................     9,317,869      4,165,442             --      1,007,712             --        669,283
Accumulation units purchased and
  transferred from other funding options   4,261,009      6,973,309             --         36,097             --        923,859
Accumulation units redeemed and
  transferred to other funding options    (2,064,055)    (1,820,882)            --     (1,043,809)            --     (1,593,142)
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................    11,514,823      9,317,869             --             --             --             --
                                         ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                EMERGING GROWTH             EMERGING GROWTH
                                              PORTFOLIO - CLASS I         PORTFOLIO - CLASS II         ENTERPRISE PORTFOLIO -
                                                    SHARES                       SHARES                    CLASS I SHARES
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................       881,610      1,085,722      4,695,982      2,419,721      1,203,650      1,430,647
Accumulation units purchased and
  transferred from other funding options       6,366         50,733      1,337,814      3,008,698         14,617         30,340
Accumulation units redeemed and
  transferred to other funding options      (189,235)      (254,845)    (1,435,048)      (732,437)      (225,574)      (257,337)
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................       698,741        881,610      4,598,748      4,695,982        992,693      1,203,650
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                                              GOVERNMENT
                                            ENTERPRISE PORTFOLIO -            PORTFOLIO -             GOVERNMENT PORTFOLIO -
                                               CLASS II SHARES               CLASS I SHARES               CLASS II SHARES
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................       888,443        772,173      1,730,223        580,913      5,373,941      1,526,331
Accumulation units purchased and
  transferred from other funding options     356,483        449,357         56,913      1,259,451      2,184,083      4,287,794
Accumulation units redeemed and
  transferred to other funding options       (86,216)      (333,087)      (592,042)      (110,141)    (1,106,781)      (440,184)
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................     1,158,710        888,443      1,195,094      1,730,223      6,451,243      5,373,941
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                  GROWTH AND                   GROWTH AND                   MONEY MARKET
                                              INCOME PORTFOLIO -           INCOME PORTFOLIO -                PORTFOLIO -
                                                CLASS I SHARES               CLASS II SHARES               CLASS I SHARES
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................     1,239,684      1,513,888      4,315,683      2,180,632      2,226,422      2,230,550
Accumulation units purchased and
  transferred from other funding options      96,854         74,716      1,809,949      2,542,064        313,278        431,222
Accumulation units redeemed and
  transferred to other funding options      (198,927)      (348,920)      (540,910)      (407,013)      (849,045)      (435,350)
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................     1,137,611      1,239,684      5,584,722      4,315,683      1,690,655      2,226,422
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                MONEY MARKET                                               DYNAMIC CAPITAL
                                                PORTFOLIO -                  CONTRAFUND(R)                  APPRECIATION
                                                  CLASS II                    PORTFOLIO -                    PORTFOLIO -
                                                   SHARES                   SERVICE CLASS 2                SERVICE CLASS 2
                                         ---------------------------   --------------------------    --------------------------
                                             2003           2002           2003           2002          2003            2002
                                             ----           ----           ----           ----          ----            ----
Accumulation and annuity units
  beginning of year ..................     6,477,947      3,109,430     10,257,780      8,092,720        240,022         12,128
Accumulation units purchased and
  transferred from other funding options   2,832,985      4,224,391      3,536,553      5,115,782        206,214        531,451
Accumulation units redeemed and
  transferred to other funding options    (3,765,610)      (855,874)    (1,726,168)    (2,950,722)       (19,920)      (303,557)
Annuity units ........................            --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ........................     5,545,322      6,477,947     12,068,165     10,257,780        426,316        240,022
                                         ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                      MID CAP
                                                    PORTFOLIO -
                                                   SERVICE CLASS 2                      COMBINED
                                              -------------------------       ---------------------------
                                                2003            2002              2003            2002
                                                ----            ----              ----            ----
Accumulation and annuity units
  beginning of year ..................        5,670,373       1,743,191       655,048,439     573,091,996
Accumulation units purchased and
  transferred from other funding options      3,062,619       5,874,202       148,190,072     702,562,243
Accumulation units redeemed and
  transferred to other funding options       (1,409,417)     (1,947,020)     (167,432,226)   (620,599,478)
Annuity units ........................                -               -            (6,102)         (6,322)
                                              ---------       ---------       -----------     -----------
Accumulation and annuity units
  end of year ........................        7,323,575       5,670,373       635,800,183     655,048,439
                                              =========       =========       ===========     ===========

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of The Travelers Fund ABD for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund ABD for Variable Annuities as of December 31, 2003 and the
related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and thefinancial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Fund ABD for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                       /s/ KPMG LLP

Hartford, Connecticut
March 19, 2004

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund ABD for Variable Annuities or shares of Fund ABD's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund ABD for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.



FNDABD (Annual) (12-03) Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT




The Board of Directors and Shareholder
The Travelers Insurance Company:


We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.


/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)



FOR THE YEAR ENDED DECEMBER 31,                    2003       2002        2001
--------------------------------------------------------------------------------

REVENUES
Premiums                                          $2,327     $1,924      $2,102
Net investment income                              3,058      2,936       2,831
Realized investment gains (losses)                    37       (322)        125
Fee income                                           606        560         537
Other revenues                                       111        136         107
--------------------------------------------------------------------------------
    Total Revenues                                 6,139      5,234       5,702
--------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits              2,102      1,711       1,862
Interest credited to contractholders               1,248      1,220       1,179
Amortization of deferred acquisition costs           501        393         379
General and administrative expenses                  459        407         371
--------------------------------------------------------------------------------
    Total Benefits and Expenses                    4,310      3,731       3,791
--------------------------------------------------------------------------------

Income from operations before federal
  income taxes and cumulative effects
  of changes in accounting principles              1,829      1,503       1,911
--------------------------------------------------------------------------------

Federal income taxes
    Current                                          360        236         471
    Deferred                                         111        185         159
--------------------------------------------------------------------------------
    Total Federal Income Taxes                       471        421         630
--------------------------------------------------------------------------------
Income before cumulative effects of
  changes in accounting principles                 1,358      1,082       1,281

Cumulative effect of change in accounting
  for derivative instruments and
  hedging activities, net of tax                      --         --          (6)
Cumulative effect of change in accounting for
  securitized financial assets, net of tax            --         --          (3)
--------------------------------------------------------------------------------
Net Income                                        $1,358     $1,082      $1,272
================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)



AT DECEMBER 31,                                                2003        2002
--------------------------------------------------------------------------------

ASSETS
Fixed maturities, available for sale at fair value
  (including $2,170 and $2,687 subject to securities
  lending agreements) (cost $40,119; $35,428)                $42,323     $36,434
Equity securities, at fair value (cost $323; $328)               362         332
Mortgage loans                                                 1,886       1,985
Real estate                                                       96          36
Policy loans                                                   1,135       1,168
Short-term securities                                          3,603       4,414
Trading securities, at fair value                              1,707       1,531
Other invested assets                                          5,092       4,909
--------------------------------------------------------------------------------
    Total Investments                                         56,204      50,809
--------------------------------------------------------------------------------

Cash                                                             149         186
Investment income accrued                                        567         525
Premium balances receivable                                      165         151
Reinsurance recoverables                                       4,470       4,301
Deferred acquisition costs                                     4,395       3,936
Separate and variable accounts                                26,972      21,620
Other assets                                                   2,426       1,467
--------------------------------------------------------------------------------
    Total Assets                                             $95,348     $82,995
--------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                         $30,252     $26,634
Future policy benefits and claims                             15,964      15,009
Separate and variable accounts                                26,972      21,620
Deferred federal income taxes                                  2,030       1,448
Trading securities sold not yet purchased, at fair value         637         598
Other liabilities                                              6,136       6,051
--------------------------------------------------------------------------------
    Total Liabilities                                         81,991      71,360
--------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares
  authorized, issued and outstanding                             100         100
Additional paid-in capital                                     5,446       5,443
Retained earnings                                              6,451       5,638
Accumulated other changes in equity from nonowner sources      1,360         454
--------------------------------------------------------------------------------
    Total Shareholder's Equity                                13,357      11,635
--------------------------------------------------------------------------------
    Total Liabilities and Shareholder's Equity               $95,348     $82,995
================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
COMMON STOCK                                         2003       2002       2001
--------------------------------------------------------------------------------
Balance, beginning of year                         $  100     $  100     $  100
Changes in common stock                                --         --         --
--------------------------------------------------------------------------------
Balance, end of year                               $  100     $  100     $  100
================================================================================

--------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
--------------------------------------------------------------------------------
Balance, beginning of year                         $5,443     $3,864     $3,843
Stock option tax benefit (expense)                      3        (17)        21
Capital contributed by parent                          --      1,596         --
--------------------------------------------------------------------------------
Balance, end of year                               $5,446     $5,443     $3,864
================================================================================

--------------------------------------------------------------------------------
RETAINED EARNINGS
--------------------------------------------------------------------------------
Balance, beginning of year                         $5,638     $5,142     $4,342
Net income                                          1,358      1,082      1,272
Dividends to parent                                  (545)      (586)      (472)
--------------------------------------------------------------------------------
Balance, end of year                               $6,451     $5,638     $5,142
================================================================================

--------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
--------------------------------------------------------------------------------
Balance, beginning of year                         $  454     $   74     $  104
Cumulative effect of accounting for
  derivative instruments and hedging
  activities, net of tax                               --         --        (29)
Unrealized gains, net of tax                          818        455         68
Foreign currency translation, net of tax                4          3         (3)
Derivative instrument hedging activity
  losses, net of tax                                   84        (78)       (66)
--------------------------------------------------------------------------------
Balance, end of year                               $1,360     $  454     $   74
================================================================================

--------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
--------------------------------------------------------------------------------
Net income                                         $1,358     $1,082     $1,272
Other changes in equity from nonowner sources         906        380        (30)
--------------------------------------------------------------------------------
Total changes in equity from nonowner sources      $2,264     $1,462     $1,242
================================================================================

--------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
--------------------------------------------------------------------------------
Changes in total shareholder's equity              $1,722     $2,455     $  791
Balance, beginning of year                         11,635      9,180      8,389
--------------------------------------------------------------------------------
Balance, end of year                               $13,357    $11,635    $9,180
================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)



FOR THE YEAR ENDED DECEMBER 31,                     2003       2002        2001
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Premiums collected                           $  2,335   $  1,917    $  2,109
   Net investment income received                  2,787      2,741       2,430
   Other revenues received                           335        384         867
   Benefits and claims paid                       (1,270)    (1,218)     (1,176)
   Interest paid to contractholders               (1,226)    (1,220)     (1,159)
   Operating expenses paid                        (1,375)    (1,310)     (1,000)
   Income taxes paid                                (456)      (197)       (472)
   Trading account investments (purchases),
      sales, net                                    (232)        76         (92)
   Other                                             (84)      (105)       (227)
--------------------------------------------------------------------------------
      Net Cash Provided by Operating Activities      814      1,068       1,280
--------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from maturities of investments
      Fixed maturities                             7,446      4,459       3,706
      Mortgage loans                                 358        374         455
   Proceeds from sales of investments
      Fixed maturities                            15,078     15,472      14,110
      Equity securities                              124        212         112
      Real estate held for sale                        5         26           6
   Purchases of investments
      Fixed maturities                           (26,766)   (23,623)    (22,556)
      Equity securities                             (144)      (134)        (50)
      Mortgage loans                                (317)      (355)       (287)
   Policy loans, net                                  34         39          41
   Short-term securities purchases, net              814     (1,320)       (914)
   Other investments (purchases), sales, net         108        (69)        103
   Securities transactions in course of
      settlement, net                               (618)       529       1,086
--------------------------------------------------------------------------------
      Net Cash Used in Investing Activities       (3,878)    (4,390)     (4,188)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Contractholder fund deposits                    8,326      8,505       8,308
   Contractholder fund withdrawals                (4,754)    (4,729)     (4,932)
   Capital contribution by parent                     --        172          --
   Dividends to parent company                      (545)      (586)       (472)
--------------------------------------------------------------------------------
      Net Cash Provided by Financing Activities    3,027      3,362       2,904
--------------------------------------------------------------------------------
Net increase (decrease) in cash                      (37)        40          (4)
Cash at December 31, previous year                   186        146         150
--------------------------------------------------------------------------------
Cash at December 31, current year               $    149   $    186    $    146
================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company
     (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN
     46).

     At December 31, 2001, the Company was a wholly owned subsidiary of The Travelers Insurance Group, Inc. (TIGI). On February 4, 2002, TIGI changed its name to Travelers Property Casualty Corp. (TPC). TPC completed its initial public offering (IPO) on March 27, 2002 and on August 20, 2002 Citigroup made a tax-free distribution of the majority of its remaining interest in TPC, to Citigroup's stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to CIHC so that TIC would remain an indirect wholly owned subsidiary of Citigroup. See Note 14.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the FASB released FIN 46, which changes the method of determining whether certain entities, including securitization entities, should be included in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs, increasing both assets and liabilities by approximately $407 million.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's consolidated financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect of adopting FIN 46-R on the Company's consolidated balance sheet would be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, additional entities may be identified that would need to be consolidated. See Note 3.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Prior to January 1, 2003, the Company applied Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), and related interpretations in accounting for its stock-based compensation plans. Under APB 25, there is generally no charge to earnings for employee stock option awards because the options granted under these plans have an exercise price equal to the market value of the underlying common stock on the grant date. Similar to APB 25, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged.

     Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

     ---------------------------------------------------------------------------
     YEAR ENDED DECEMBER 31,                             2003     2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------
     Compensation expense related to    As reported        $2      $--      $--
     stock option plans, net of  tax    Pro forma           7        9       15
     ---------------------------------------------------------------------------
     Net income                         As reported    $1,358   $1,082   $1,272
                                        Pro forma       1,353    1,073    1,257
     ---------------------------------------------------------------------------

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of the adoption of SFAS 133 was an after-tax charge of $6 million included in net income and an after-tax charge of $29 million to accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. The recognition of impairment resulting from the adoption of EITF 99-20 was recorded as a cumulative catch-up adjustment. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. As a result of adopting EITF 99-20, the Company recorded an after-tax charge of $3 million in the consolidated statement of income. The implementation of this EITF did not have a significant impact on the Company's consolidated financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's consolidated financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in assumptions could affect the fair values of fixed maturities. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

     Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. These impairments were insignificant at December 31, 2003 and 2002.

     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

     Other invested assets include equity investments, partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Note 13.

     Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses. The Company primarily hedges foreign-denominated funding agreements and floating rate available-for-sale securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other- than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries
     - could result in other-than-temporary losses. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life and health insurance, universal life, corporate owned life insurance (COLI), deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for these products is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for these products is currently being amortized over 5-20 years.

     All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See
     Note 5.

     SEPARATE AND VARIABLE ACCOUNTS

     Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at fair value.

     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     GOODWILL AND INTANGIBLE ASSETS

     Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142) in the first quarter of 2002, goodwill was being amortized on a straight-line basis principally over a 40-year period. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

     Upon adoption of SFAS 141 and SFAS 142, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.50% to 5.95%, with a weighted average interest rate of 4.52%.

     Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment type contracts range from 1.00% to 8.05% with a weighted average interest rate of 4.46%.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life product. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.0% to 9.0% with a weighted average of 7.02% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.23%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

     GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company had a liability of $22.5 million and $22.6 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.6 million and $4.2 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.


     2.   OPERATING SEGMENTS

     The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

     TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable
     annuities,   payout  annuities  and  term,   universal  and  variable  life
     insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products, primarily term insurance, to customers through a sales force of approximately 107,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     ($ IN MILLIONS)
     REVENUES BY SEGMENT                           2003       2002        2001
                                                  ------     ------      ------
     TLA                                         $ 4,479    $ 3,653     $ 4,089
     Primerica                                     1,660      1,581       1,613
                                                 -------    -------     -------
     Total Revenues                              $ 6,139    $ 5,234     $ 5,702
                                                 =======    =======     =======

     NET INCOME BY SEGMENT
     TLA                                         $   918    $   673     $   826
     Primerica                                       440        409         446
                                                 -------    -------     -------
     Net Income                                  $ 1,358    $ 1,082     $ 1,272
                                                 =======    =======     =======

     ASSETS BY SEGMENT
     TLA                                         $85,881    $74,562     $69,836
     Primerica                                     9,467      8,433       8,030
                                                 -------    -------     -------
     Total segments                              $95,348    $82,995     $77,866
                                                 =======    =======     =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
    ----------------------------------------------------------------------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $1,082       $1,245
     Net investment income                                   2,743          315
     Interest credited to contractholders                    1,248           --
     Amortization of deferred acquisition costs                266          235
     Expenditures for deferred acquisition costs               583          377
     Federal income taxes                                      240          231

     BUSINESS SEGMENT INFORMATION:
    ----------------------------------------------------------------------------
      FOR THE YEAR
      ENDED DECEMBER 31, 2002
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $  730       $1,194
     Net investment income                                   2,646          290
     Interest credited to contractholders                    1,220           --
     Amortization of deferred acquisition costs                174          219
     Expenditures for deferred acquisition costs               556          323
     Federal income taxes                                      212          209

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


    ----------------------------------------------------------------------------
      FOR THE YEAR
      ENDED DECEMBER 31, 2001
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $  957       $1,145
     Net investment income                                   2,530          301
     Interest credited to contractholders                    1,179           --
     Amortization of deferred acquisition costs                171          208
     Total expenditures for deferred acquisition costs         553          298
     Federal income taxes                                      394          236

     The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2003, 2002 and 2001, deposits collected amounted to $12.0 billion, $11.9 billion and $13.1 billion, respectively.

     The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

     The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

     --------------------------------------------------------------------------------------------------------
                                                                         GROSS           GROSS
     DECEMBER 31, 2003                                    AMORTIZED    UNREALIZED       UNREALIZED    FAIR
     ($ IN MILLIONS)                                        COST         GAINS           LOSSES       VALUE
     --------------------------------------------------------------------------------------------------------
     AVAILABLE FOR SALE:

        Mortgage-backed securities - CMOs and
        pass-through securities                           $ 8,061       $  326            $ 18      $ 8,369

        U.S. Treasury securities and obligations
        of U.S. Government and government
        agencies and authorities                            2,035           22              12        2,045

        Obligations of states, municipalities and
        political subdivisions                                379           21               2          398

        Debt securities issued by foreign governments         690           51               1          740

        All other corporate bonds                          23,098        1,507              64       24,541

        Other debt securities                               5,701          377              22        6,056

        Redeemable preferred stock                            155           20               1          174
     --------------------------------------------------------------------------------------------------------
           Total Available For Sale                       $40,119       $2,324            $120      $42,323
     --------------------------------------------------------------------------------------------------------

     --------------------------------------------------------------------------------------------------------
                                                                         GROSS           GROSS
     DECEMBER 31, 2002                                    AMORTIZED    UNREALIZED       UNREALIZED    FAIR
     ($ IN MILLIONS)                                        COST         GAINS           LOSSES       VALUE
     --------------------------------------------------------------------------------------------------------
     AVAILABLE FOR SALE:

        Mortgage-backed securities - CMOs and
        pass-through securities                           $ 6,975       $  434            $  2      $ 7,407

        U.S. Treasury securities and obligations
        of U.S. Government and government
        agencies and authorities                            2,402           39              19        2,422

        Obligations of states, municipalities and
        political subdivisions                                297           22              --
                                                                                                        319
        Debt securities issued by foreign governments
                                                              365           30               2          393
        All other corporate bonds                          20,894          982             608       21,268

        Other debt securities                               4,348          229              66        4,511

        Redeemable preferred stock                            147            1              34          114
     --------------------------------------------------------------------------------------------------------
           Total Available For Sale                       $35,428       $1,737            $731      $36,434
     --------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Proceeds from sales of fixed maturities classified as available for sale were $15.1 billion, $15.5 billion and $14.1 billion in 2003, 2002 and 2001, respectively. Gross gains of $476 million, $741 million and $633 million and gross losses of $394 million, $309 million and $273 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $110 million, $639 million and $153 million in 2003, 2002 and 2001, respectively, were realized due to other-than-temporary losses in value. Impairment activity increased significantly beginning in the fourth quarter of 2001 and continued throughout 2002. Impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $6.4 billion and $5.1 billion at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


     ---------------------------------------------------------------------------
                                                    AMORTIZED             FAIR
     ($ IN MILLIONS)                                   COST              VALUE
     ---------------------------------------------------------------------------
     MATURITY:
          Due in one year or less                    $ 2,532           $ 2,582
          Due after 1 year through 5 years            11,559            12,188
          Due after 5 years through 10 years           9,866            10,561
          Due after 10 years                           8,101             8,623
     ---------------------------------------------------------------------------
                                                      32,058            33,954
     ---------------------------------------------------------------------------
          Mortgage-backed securities                   8,061             8,369
     ---------------------------------------------------------------------------
              Total Maturity                         $40,119           $42,323
     ---------------------------------------------------------------------------


     The  Company  makes  investments  in  collateralized  mortgage  obligations
     (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $5.2 billion and $4.7 billion, respectively. Approximately 30% and 35%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $3.0 billion and $2.6 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $2.4 billion and $2.8 billion, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002.


     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:

     ---------------------------------------------------------------------------
                                                    GROSS      GROSS
     EQUITY SECURITIES:                          UNREALIZED  UNREALIZED   FAIR
     ($ IN MILLIONS)                      COST      GAINS      LOSSES    VALUE
     ---------------------------------------------------------------------------

     DECEMBER 31, 2003
        Common stocks                     $109       $27          $2      $134
        Non-redeemable preferred stocks    214        14          --       228
     ---------------------------------------------------------------------------
           Total Equity Securities        $323       $41          $2      $362
     ---------------------------------------------------------------------------

     DECEMBER 31, 2002
        Common stocks                      $48        $8          $6       $50
        Non-redeemable preferred stocks    280         9           7       282
     ---------------------------------------------------------------------------
           Total Equity Securities        $328       $17         $13      $332
     ---------------------------------------------------------------------------

     Proceeds from sales of equity securities were $124 million, $212 million and $112 million in 2003, 2002 and 2001, respectively. Gross gains of $23 million, $8 million and $10 million and gross losses of $2 million, $4 million and $13 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $11 million, $19 million and $96 million in 2003, 2002 and 2001, respectively, were realized due to other-than-temporary losses in value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:

                                                                     Gross Unrealized Losses
                                                                     -----------------------
                                                            Less Than One Year        One Year or Longer             Total
                                                       -----------------------------------------------------------------------------
                                                                          Gross                     Gross                    Gross
                                                            Fair     Unrealized        Fair    Unrealized        Fair   Unrealized
  ($ IN MILLIONS)                                          Value         Losses       Value        Losses       Value       Losses
------------------------------------------------------------------------------------------------------------------------------------
  Fixed maturity securities available-for-sale:
  Mortgage-backed securities-CMOs and
     pass-through securities                              $1,182            $18        $ 17           $--      $1,199         $ 18
  U.S. Treasury securities and obligations of U.S.
     Government and government agencies and authorities    1,180             12          --            --       1,180           12
  Obligations of states, municipalities and political
     subdivisions                                             45              2          --            --          45            2
  Debt securities issued by foreign governments               55              1          --            --          55            1
  All other corporate bonds                                1,793             39         503            25       2,296           64
  Other debt securities                                      755             18          89             3         844           22
  Redeemable preferred stock                                  12              1          11             1          23            1
------------------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                                  $5,022            $91        $620           $29      $5,642         $120
  Equity securities                                       $   25            $ 1        $  5           $ 1      $   30         $  2
------------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS AND REAL ESTATE

     At December 31, 2003 and 2002, the Company's mortgage loan and real estate portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003            2002
     ---------------------------------------------------------------------------

     Current Mortgage Loans                            $1,841          $1,941
     Underperforming Mortgage Loans                        45              44
     ---------------------------------------------------------------------------
          Total Mortgage Loans                          1,886           1,985
     ---------------------------------------------------------------------------

     Real Estate - Foreclosed                              63              17
     Real Estate - Investment                              33              19
     ---------------------------------------------------------------------------
          Total Real Estate                                96              36
     ---------------------------------------------------------------------------
          Total Mortgage Loans and Real Estate         $1,982          $2,021
     ===========================================================================



     Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     -----------------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN MILLIONS)
     -----------------------------------------------------------------------
     2004                                                       $ 173
     2005                                                         107
     2006                                                         347
     2007                                                         131
     2008                                                         141
     Thereafter                                                   987
     -----------------------------------------------------------------------
          Total                                                $1,886
     =======================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     TRADING SECURITIES

     Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:


       ($ IN MILLIONS)                     Fair value as of     Fair value as of
       ---------------                     December 31, 2003   December 31, 2002
                                           -----------------   -----------------

       ASSETS
          Trading securities
             Convertible bond arbitrage         $1,447              $1,442
             Other                                 260                  89
                                                ------              ------
                                                $1,707              $1,531
                                                ======              ======

       LIABILITIES
          Trading securities sold not
          yet purchased
             Convertible bond arbitrage           $629                $520
             Other                                   8                  78
                                                ------              ------
                                                  $637                $598
                                                ======              ======

     The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                       2003           2002
     --------------------------------------------------------------------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,315          1,006
     Real estate investments                               327            390
     Derivatives                                           182            263
     Other                                                  56             38
     --------------------------------------------------------------------------
     Total                                              $5,092         $4,909
     --------------------------------------------------------------------------

     CONCENTRATIONS

     At December 31, 2003 and 2002, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

     The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

     The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                      2003           2002
     --------------------------------------------------------------------------
     Finance                                            $5,056         $3,681
     Electric Utilities                                  3,552          3,979
     Banking                                             2,830          1,900
     --------------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $1,018 million and $869 million at December 31, 2003 and 2002, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $1,118 million and $878 million in Electric Utilities at December 31, 2003 and 2002, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2003 and 2002. Total below investment grade assets were $5.2 billion and $3.8 billion at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                      2003           2002
     --------------------------------------------------------------------------
     STATE
     California                                           $732           $788

     PROPERTY TYPE
     Agricultural                                       $1,025         $1,212
     --------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

     NON-INCOME PRODUCING INVESTMENTS

     Investments   included  in  the  consolidated   balance  sheets  that  were
     non-income producing amounted to $104.4 million and $58.5 million at December 31, 2003 and 2002, respectively.

     RESTRUCTURED INVESTMENTS

     The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2003 and 2002. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2003, 2002 and 2001. Interest on these assets, included in net investment income, was also insignificant in 2003, 2002 and 2001.

     NET INVESTMENT INCOME

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,          2003          2002          2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     GROSS INVESTMENT INCOME
          Fixed maturities                 $2,465        $2,359        $2,328
          Mortgage loans                      158           167           210
          Trading                             222             9           131
          Other invested assets                58           203            71
          Citigroup Preferred Stock           203           178            53
          Other, including policy loans        82           104           165
     ---------------------------------------------------------------------------
     Total gross investment income          3,188         3,020         2,958
     ---------------------------------------------------------------------------
     Investment expenses                      130            84           127
     ---------------------------------------------------------------------------
     Net Investment Income                 $3,058        $2,936        $2,831
     ---------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,                  2003      2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     REALIZED INVESTMENT GAINS (LOSSES)
        Fixed maturities                              $(28)    $(207)     $207
        Equity securities                               10       (15)      (99)
        Mortgage loans                                 (14)       --         5
        Real estate held for sale                        1         8         3
        Other invested assets                           49       (19)       --
        Derivatives                                     20       (87)       14
        Other                                           (1)       (2)       (5)
     ---------------------------------------------------------------------------
           Total realized investment gains (losses)    $37     $(322)     $125
     ---------------------------------------------------------------------------

     Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,                     2003     2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     UNREALIZED INVESTMENT GAINS (LOSSES)
        Fixed maturities                               $1,198   $  664   $   85
        Equity securities                                  35        3       40
        Other                                               6       31      (20)
     ---------------------------------------------------------------------------
           Total unrealized investment gains (losses)   1,239      698      105
     ---------------------------------------------------------------------------
        Related taxes                                     421      243       37
     ---------------------------------------------------------------------------
        Change in unrealized investment gains (losses)    818      455       68
        Balance beginning of year                         626      171      103
     ---------------------------------------------------------------------------
           Balance end of year                         $1,444   $  626   $  171
     ---------------------------------------------------------------------------

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB released FIN 46, which changes the method of determining whether certain entities, including securitization entities, should be included in the Company's consolidated financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's consolidated financial statements are in accordance with the original. (See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of Note 1.)

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

          $ IN MILLIONS                              DECEMBER 31, 2003
          ---------------------------------------------------------------
           Investments                                       $ 400
           Cash                                                 11
           Other                                                 4
                                              ---------------------------
           Total assets of consolidated VIEs                 $ 415
          ---------------------------------------------------------------

     The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

     4.   REINSURANCE

     Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of universal life business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program.
     Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $356.3 billion and $321.9 billion at December 31, 2003 and 2002, respectively.

     Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $226.8 million, $231.8 million and $233.3 million in 2003, 2002 and 2001, respectively, and earned premiums ceded were $226.7 million, $233.8 million and $240.1 million in 2003, 2002 and 2001, respectively.

     On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2003, 2002 and 2001 were insignificant.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $23.5 billion, of which $12.9 billion, or 55%, was reinsured, and $19.1 billion, of which $12.4 billion, or 65%, was reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.7 billion, of which $1.4 billion, or 81%, is reinsured and $4.6 billion, of which $3.8 billion, or 82%, is reinsured at December 31, 2003 and 2002, respectively.

     TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of TPC.

     A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                             FOR THE YEARS ENDING DECEMBER 31,
     WRITTEN PREMIUMS                         2003          2002          2001
     ---------------------------------------------------------------------------

     Direct                                 $2,979        $2,610        $2,848
     Assumed                                     1            --             1
     Ceded to:
        The Travelers Indemnity Company          2           (83)         (146)
        Other companies                       (638)         (614)         (591)
     ---------------------------------------------------------------------------
     Total Net Written Premiums             $2,344        $1,913        $2,112
     ===========================================================================

     EARNED PREMIUMS                          2003          2002          2001
     ---------------------------------------------------------------------------

     Direct                                 $3,001        $2,652        $2,879
     Assumed                                     1            --             1
     Ceded to:
        The Travelers Indemnity Company        (21)         (109)         (180)
        Other companies                       (654)         (619)         (598)
     ---------------------------------------------------------------------------
     Total Net Earned Premiums              $2,327        $1,924        $2,102
     ===========================================================================

     The Travelers Indemnity Company was an affiliate in 2001 and for part of 2002. See Note 14.

     Reinsurance recoverables at December 31, 2003 and 2002 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

     REINSURANCE RECOVERABLES                2003         2002
     -----------------------------------------------------------
     Life and accident and health business $2,885       $2,589
     Property-casualty business:
          The Travelers Indemnity Company   1,585        1,712
     -----------------------------------------------------------
     Total Reinsurance Recoverables        $4,470       $4,301
     ===========================================================

     Reinsurance recoverables for the life and accident and health business include $1,617 million and $1,351 million at December 31, 2003 and 2002, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables are held in trust for the purpose of paying Company claims.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Reinsurance recoverables also include $435 million and $472 million at December 31, 2003 and 2002, respectively, from MetLife.

     5.   INTANGIBLE ASSETS

     The  Company's  intangible  assets  are  DAC,  goodwill  and the  value  of
     insurance  in  force.   DAC  and  the  value  of  insurance  in  force  are
     amortizable. The following is a summary of capitalized DAC by type.

                                   Deferred &            Traditional
                                     Payout      UL &      Life &
     In millions of dollars         Annuities    COLI      Other         Total
     ---------------------------------------------------------------------------
     Balance January 1, 2002         $1,137      $430        $1,894     $3,461

     Deferred expenses & other          347       172           349        868
     Amortization expense              (142)      (24)         (238)      (404)
     Underlying lapse and
       interest rate adjustment          22        --            --         22
     Amortization related to SFAS
       91 reassessment                  (11)       --            --        (11)
                                   ---------------------------------------------
     Balance December 31, 2002        1,353       578         2,005      3,936

     Deferred expenses & other          340       221           399        960
     Amortization expense              (212)      (33)         (256)      (501)
                                   ---------------------------------------------
     Balance December 31, 2003       $1,481      $766        $2,148     $4,395
     ---------------------------------------------------------------------------

     The value of insurance in force totaled $112 million and $130 million at December 31, 2003 and 2002, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $18 million, $25 million and $26 million for the year ended December 31, 2003, 2002 and 2001, respectively. Amortization expense related to the value of insurance in force is estimated to be $18 million in 2004, $17 million in 2005, $14 million in 2006, $12 million in 2007 and $8 million in 2008. In 2002 there was an opening balance sheet reclassification between DAC and the value of insurance in force in the amount of $11 million. This had no impact on results of operations or shareholder's equity.

     The Company stopped amortizing goodwill on January 1, 2002. During 2001, the Company reversed $8 million of negative goodwill. Net income adjusted to exclude the impact of goodwill amortization for the year ended December 31, 2001 is as follows:


                                                  Year Ended
      ($ IN MILLIONS)                            December 31, 2001
                                                 -----------------
     Net income:
         Reported net income                          $1,272
         Negative goodwill reversal                       (8)
         Goodwill amortization                             7
                                                      ------
         Adjusted net income                          $1,271
                                                      ======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     6.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $43.5 billion and $38.8 billion, respectively, of life and annuity deposit funds and reserves. Of that total, $24.7 billion and $21.8 billion is not subject to discretionary withdrawal based on contract terms. The remaining $18.8 billion and $17.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $7.0 billion and $5.7 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $6.1 billion and $5.5 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 5.0% and 4.7%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.7 billion and $5.8 billion of liabilities are surrenderable without charge. Approximately 10.0% of these relate to individual life products for each of 2003 and 2002. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

     Included in contractholder funds and in the preceding paragraph are GICs totaling $14.4 billion. The scheduled maturities for these GICs, including interest, are $4.808 billion, $1.333 billion, $1.665 billion, $1.182 billion, $1.149 billion and $2.415 billion in 2004, 2005, 2006, 2007, 2008 and thereafter, respectively. These GICs have a weighted average interest rate of 4.07% at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     7.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE
     ($ IN MILLIONS)

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,        2003           2002          2001
     ---------------------------------------------------------------------------
     Income before federal income taxes   $1,829         $1,503        $1,911
     Statutory tax rate                       35%            35%           35%
     ---------------------------------------------------------------------------
     Expected federal income taxes           640            526           669
     Tax effect of:
          Non-taxable investment income      (91)           (62)          (20)
          Tax reserve release                (79)           (43)          (18)
          Other, net                           1             --            (1)
     ---------------------------------------------------------------------------
     Federal income taxes                 $  471         $  421        $  630
     ===========================================================================
     Effective tax rate                       26%            28%           33%
     ---------------------------------------------------------------------------


     COMPOSITION OF FEDERAL INCOME TAXES
     Current:
          United States                     $330           $217          $424
          Foreign                             30             19            47
     ---------------------------------------------------------------------------
          Total                              360            236           471
     ---------------------------------------------------------------------------
     Deferred:
          United States                      108            182           166
          Foreign                              3              3            (7)
     ---------------------------------------------------------------------------
          Total                              111            185           159
     ---------------------------------------------------------------------------
     Federal income taxes                   $471           $421          $630
     ===========================================================================


     Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2003, 2002 and 2001 were $3 million, $(17) million and $21 million, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liability at December 31, 2003 and 2002 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

     ---------------------------------------------------------------------------
     ($ IN MILLIONS)                                   2003             2002
     ---------------------------------------------------------------------------

     Deferred Tax Assets:
        Benefit, reinsurance and other reserves     $   574          $    422
        Operating lease reserves                         52                57
        Employee benefits                               201               199
        Other                                           392               289
     ---------------------------------------------------------------------------
           Total                                      1,219               967
     ---------------------------------------------------------------------------

     Deferred Tax Liabilities:
        Deferred acquisition costs and value
          of insurance in force                      (1,225)          (1,097)
        Investments, net                             (1,795)          (1,180)
        Other                                          (229)            (138)
     ---------------------------------------------------------------------------
           Total                                     (3,249)          (2,415)
     ---------------------------------------------------------------------------
     Net Deferred Tax Liability                     $(2,030)         $(1,448)
     ---------------------------------------------------------------------------

     The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the
     Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

     TIC had $52 million and $156 million payable to Citigroup at December 31, 2003 and 2002, respectively, related to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     8.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $1,104 million, $256 million and $330 million for the years ended December 31, 2003, 2002 and 2001, respectively. The Company's statutory capital and surplus was $7.6 billion and $6.9 billion at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of
     Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on the Company's statutory capital and surplus was not significant. The impact of this change on statutory net income was $119 million in 2001, related to recording equity method investment earnings as unrealized gains versus net investment income.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $845 million is available by the end of the year 2004 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. In accordance with the Connecticut statute, TLAC, after reducing its unassigned funds (surplus) by 25% of the change in net unrealized capital gains, may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $242 million to TIC in 2004 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $545 million, $586 million and $472 million in 2003, 2002 and 2001, respectively.

     In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)
     Citigroup Series YYY Preferred Stock            $ 2,225
     TLA Holdings LLC                                    142
     Cash and other assets                               189
     Pension, postretirement, and post-
        employment benefits payable                     (279)
     Deferred tax assets                                  98
     Deferred tax liabilities                           (779)
                                                     -------
                                                     $ 1,596
                                                     =======
     See Note 14.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



8.   SHAREHOLDER'S EQUITY

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                  NET UNREALIZED                                             ACCUMULATED
                                                  GAIN/LOSS        FOREIGN CURRENCY     DERIVATIVE           OTHER CHANGES IN
($ IN MILLIONS)                                   ON INVESTMENT    TRANSLATION          INSTRUMENTS AND      EQUITY FROM
                                                  SECURITIES       ADJUSTMENTS          HEDGING ACTIVITIES   NONOWNER SOURCES
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                             $   104              $--                 $  --              $  104
Cumulative effect of change in accounting
   for derivative instruments and hedging
   activities, net of tax of $(16)                        14               --                   (43)                (29)
Unrealized gains on investment securities,
   net of tax of $74                                     138               --                    --                 138
Less: Reclassification adjustment for gains
   included in net income, net of tax of $(38)           (70)              --                    --                 (70)
Foreign currency translation adjustment, net
   of tax of $(2)                                         --               (3)                   --                  (3)
Less: Derivative instrument hedging activity
   losses, net of tax of $(35)                            --               --                   (66)                (66)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                             82               (3)                 (109)                (30)
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001                               186               (3)                 (109)                 74
Unrealized gains on investment securities,
   net of tax of $167                                    311               --                    --                 311
Add: Reclassification adjustment for losses
   included in net income, net of tax of $78             144               --                    --                 144
Foreign currency translation adjustment, net
  of tax of $2                                            --                3                    --                   3
Less: Derivative instrument hedging activity
   losses,  net of tax of $(42)                           --               --                   (78)                (78)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            455                3                   (78)                380
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                               641               --                  (187)                454
--------------------------------------------------------------------------------------------------------------------------------
Unrealized gains on investment securities,
   net of tax of $407                                    793               --                    --                 793
Add: Reclassification adjustment for losses
   included in net income, net of tax of $13              25               --                    --                  25
Foreign currency translation adjustment, net
   of tax of $3                                           --                4                    --                   4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                               --               --                    84                  84
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            818                4                    84                 906
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                           $ 1,459              $ 4                 $(103)             $1,360
--------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2003, 2002 and 2001.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed TPC's share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. The Company's share of net expense for this plan was $5 million in 2003, $10 million in 2002, and insignificant in 2001.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in 2003, $18 million in 2002 and not significant for 2001.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001. See
Note 13.


10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $21 million, $24 million, and $26 million in 2003, 2002 and 2001, respectively.

--------------------------------------------------------------------------------
  YEAR ENDING DECEMBER 31,           MINIMUM OPERATING         MINIMUM CAPITAL
  ($ IN MILLIONS)                     RENTAL PAYMENTS          RENTAL PAYMENTS
--------------------------------------------------------------------------------
  2004                                     $ 47                      $ 5
  2005                                       52                        5
  2006                                       58                        5
  2007                                       58                        6
  2008                                       58                        6
  Thereafter                                 83                       18
--------------------------------------------------------------------------------
  Total Rental Payments                    $355                      $45
================================================================================

Future sublease rental income of approximately $60 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $135 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003, the Company held collateral under these contracts amounting to approximately $96.9 million.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                         Year Ended          Year Ended
      In millions of dollars             December 31, 2003   December 31, 2002
      --------------------------------------------------------------------------
      Hedge ineffectiveness recognized
          related to fair value hedges          $(23.2)            $(18.3)

      Hedge ineffectiveness recognized
          related to cash flow hedges             (3.4)              14.8


      Net loss recorded in accumulated
          other changes in equity from
          nonowner sources related to
          net investment hedges                  (33.6)              (8.4)

      Net loss from economic
          hedges recognized in earnings           (1.6)             (32.8)

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended December 31, 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is $(90.4) million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $253.5 million and $240.9 million at December 31, 2003 and 2002, respectively. The Company had unfunded commitments of $527.8 million and $630.0 million to these partnerships at December 31, 2003 and 2002, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2003 and 2002, investments in fixed maturities had a carrying value and a fair value of $42.3 billion and $36.4 billion, respectively. See Notes 1 and 3.

At December 31, 2003, mortgage loans had a carrying value of $1.9 billion and a fair value of $2.0 billion and at year-end 2002 had a carrying value of $2.0 billion and a fair value of $2.2 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2003 and 2002, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $151 million and $125 million were received in 2003 and 2002, respectively. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2003 and 2002. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2003, 2002 and 2001. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2003, contractholder funds with defined maturities had a carrying value of $13.5 billion and a fair value of $13.7 billion, compared with a carrying value and a fair value of $12.5 billion and $13.3 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003, compared with a carrying value of $11.1 billion and a fair value of $10.7 billion at December 31, 2002. These contracts generally are valued at surrender value.

The carrying values of $698 million and $321 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying value of $2.5 billion and $1.5 billion of financial instruments classified as other liabilities at December 31, 2003 and 2002

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

also approximated their fair values at both December 31, 2003 and 2002. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003, compared with a carrying value and a fair value of $511 million at December 31, 2002.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

The Company is a defendant or co-defendant in various litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's consolidated results of operations, financial condition or liquidity.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2003 is $1 billion, included in contractholder funds. The Company holds $50 million of common stock of the Bank, included in equity securities.

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2003 is $61 million. The Company does not hold any collateral related to this guarantee.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. The Company paid Citigroup and its subsidiaries $55.3 million, $56.9 million and $43.6 million in 2003, 2002 and 2001, respectively, for these services. The Company paid TPC $4.9 million, $33.6 million and $30.0 million in 2003, 2002 and 2001, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2003 and 2002, were insignificant. See Note 14.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. These reimbursements totaled $34.3 million in 2003 and $15.5 million in 2002.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $3.3 billion and $3.8 billion at December 31, 2003 and 2002, respectively, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2003 and 2002, the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets, Inc., of $238.5 million and $267.1 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2003 and 2002, carried at cost. Dividends received on these investments were $204 million in 2003, $178 million in 2002 and $53 million in 2001. See Note 11.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $166.3 million and $186.1 million at December 31, 2003 and 2002, respectively. Income of $18.6 million, $99.7 million and $65.5 million was earned on these investments in 2003, 2002 and 2001, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $48.3 million and $23.6 million at December 31, 2003 and 2002, respectively. Income (loss) of $33.9 million, $0 million and $(41.6) million were earned on this investment in 2003, 2002 and 2001, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's-length basis.

The Company markets deferred annuity products and life insurance through SB. Annuity deposits related to these products were $835 million, $1.0 billion, and $1.5 billion in 2003, 2002 and 2001, respectively. Life premiums were $114.9 million, $109.7 million and $96.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $70.3 million, $77.0 million and $84.6 million in 2003, 2002 and 2001, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.4 billion in 2003 and $1.6 billion in each of 2002 and 2001. Commissions and fees paid to CitiStreet were $52.9 million, $54.0 million and $59.1 million in 2003, 2002 and 2001, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $357 million, $321 million and $564 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to Citibank were $29.8 million, $24.0 million and $37.2 million in 2003, 2002 and 2001, respectively.

Primerica Financial Services (PFS), an affiliate, is a distributor of products for TLA. PFS sold $714 million, $787 million and $901 million of individual annuities in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $58.1 million, $60.4 million and $67.8 million in 2003, 2002 and 2001, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. In each of 2003, 2002, and 2001 the fees paid by Primerica Life were $12.5 million.

The Company sells structured settlement annuities to the property-casualty subsidiaries of TPC. See Note 14.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2003, 2002 and 2001.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2003, 2002 and 2001.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. Prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company still receives certain services from TPC on a contract basis. The Company paid TPC $4.9 million, $33.6 million and $30.0 million in 2003, 2002 and 2001, respectively, for these services.

The Company sells structured settlement annuities to the property-casualty insurance subsidiaries of TPC. Such premiums and deposits were $159 million and $194 million for 2002 and 2001, respectively.

The Company has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES


The following table reconciles net income to net cash provided by operating activities:


--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                     2003       2002       2001
($ IN MILLIONS)
--------------------------------------------------------------------------------

Net Income                                       $ 1,358    $ 1,082    $ 1,281
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                       (37)       322       (125)
       Deferred federal income taxes                  58        185        159
       Amortization of deferred policy
         acquisition costs                           501        393        379
       Additions to deferred policy acquisition
         costs                                      (960)      (879)      (851)
       Investment income                            (503)      (119)      (493)
       Premium balances                                8         (7)         7
       Insurance reserves and accrued expenses       832        493        686
       Other                                        (443)      (402)       237
--------------------------------------------------------------------------------
Net cash provided by operations                  $   814    $ 1,068    $ 1,280
--------------------------------------------------------------------------------

16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2003, significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $129 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million. In 2001, these activities were insignificant.

                          INDEPENDENT AUDITORS' REPORT





The Board of Directors and Shareholder
The Travelers Insurance Company:


Under date of February 26, 2004, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.


/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                 ($ IN MILLIONS)



--------------------------------------------------------------------------------
TYPE OF INVESTMENT                                                AMOUNT SHOWN
                                                                   IN BALANCE
                                                COST       VALUE    SHEET(1)
--------------------------------------------------------------------------------

Fixed Maturities:
   Bonds:
       U.S. Government and government
         agencies and Authorities              $ 6,487    $ 6,642    $ 6,642
       States, municipalities and political
         subdivisions                              379        398        398
       Foreign governments                         690        740        740
       Public utilities                          2,702      2,901      2,901
       Convertible bonds and bonds with
         warrants attached                         187        208        208
       All other corporate bonds                29,519     31,260     31,260
--------------------------------------------------------------------------------
          Total Bonds                           39,964     42,149     42,149
   Redeemable preferred stocks                     155        174        174
--------------------------------------------------------------------------------
      Total Fixed Maturities                    40,119     42,323     42,323
--------------------------------------------------------------------------------

Equity Securities:
   Common Stocks:
      Banks, trust and insurance companies          14         16         16
      Industrial, miscellaneous and all other       95        118        118
--------------------------------------------------------------------------------
         Total Common Stocks                       109        134        134
   Nonredeemable preferred stocks                  214        228        228
--------------------------------------------------------------------------------
      Total Equity Securities                      323        362        362
--------------------------------------------------------------------------------

Mortgage Loans                                   1,886                 1,886
Real Estate Held For Sale                           96                    96
Policy Loans                                     1,135                 1,135
Short-Term Securities                            3,603                 3,603
Trading Securities                               1,707                 1,707
Other Investments   (2)  (3)  (4)                1,465                 1,465
--------------------------------------------------------------------------------
      Total Investments                        $50,334               $52,577
================================================================================

(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


------------------------------------------------------------------------------------------------------------------------------------

                                        FUTURE
                                        POLICY        OTHER
                                        BENEFITS,     POLICY                                      AMORTIZATION
                          DEFERRED      LOSSES,       CLAIMS                           BENEFITS,  OF DEFERRED
                          POLICY        CLAIMS        AND                 NET          CLAIMS     POLICY          OTHER
                          ACQUISITION   AND LOSS      BENEFITS  PREMIUM   INVESTMENT   AND        ACQUISITION    OPERATING  PREMIUMS
                          COSTS         EXPENSES(1)   PAYABLE   REVENUE   INCOME       LOSSES(2)  COSTS          EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
                    2003
                    ----

Travelers Life & Annuity   $2,361         $42,023       $532    $1,082      $2,743     $2,816         $266          $240     $1,093
Primerica                   2,034           3,500        161     1,245         315        534          235           219      1,251
------------------------------------------------------------------------------------------------------------------------------------
Total                      $4,395         $45,523       $693    $2,327      $3,058     $3,350         $501          $459     $2,344
====================================================================================================================================

                    2002
                    ----

Travelers Life & Annuity   $2,043         $37,774       $461      $730      $2,646     $2,404         $174          $190       $729
Primerica                   1,893           3,261        147     1,194         290        527          219           217      1,184
------------------------------------------------------------------------------------------------------------------------------------
Total                      $3,936         $41,035       $608    $1,924      $2,936     $2,931         $393          $407     $1,913
====================================================================================================================================

                    2001
                    ----

Travelers Life & Annuity   $1,672         $33,475       $368     $ 957      $2,530     $2,534        $171           $154      $ 955
Primerica                   1,789           3,044        144     1,145         301        507         208            217      1,157
------------------------------------------------------------------------------------------------------------------------------------
Total                      $3,461         $36,519       $512    $2,102      $2,831     $3,041        $379           $371     $2,112
====================================================================================================================================

(1)  Includes contractholder funds.

(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)



--------------------------------------------------------------------------------
                                                      ASSUMED         PERCENTAGE
                                          CEDED TO     FROM            OF AMOUNT
                                  GROSS     OTHER      OTHER     NET    ASSUMED
                                  AMOUNT  COMPANIES  COMPANIES  AMOUNT  TO NET
--------------------------------------------------------------------------------


2003
----
Life Insurance In Force          $593,006  $356,298  $  3,519  $240,227   1.4%
Premiums:
   Life insurance                $  2,672       419  $      1  $  2,254    --
   Accident and health insurance      308       235        --        73    --
   Property casualty                   21        --        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  3,001  $    675  $      1  $  2,327    --
                                 ========  ========  ========  ========  ====

2002
----
Life Insurance In Force          $549,066  $321,940  $  3,568  $230,694   1.5%
Premiums:
   Life insurance                $  2,227       377  $     --  $  1,850    --
   Accident and health insurance      316       242        --        74    --
   Property casualty                  109       109        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  2,652  $    728  $     --  $  1,924    --
                                 ========  ========  ========  ========  ====


2001
----
Life Insurance In Force          $510,457  $285,696  $  3,636  $228,397   1.6%
Premiums:
   Life insurance                $  2,378  $    352  $     --  $  2,026    --
   Accident and health insurance      321       246         1        76    --
   Property casualty                  180       180        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  2,879  $    778  $      1  $  2,102    --
                                 ========  ========  ========  ========  ====

                         TRAVELERS LIFE & ANNUITY ACCESS
                     TRAVELERS LIFE & ANNUITY ACCESS SELECT

                       STATEMENT OF ADDITIONAL INFORMATION

                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES







                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY




                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415








L-21194S                                                                May 2004

                                     PART C

                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003 Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002 Statement of Investments as of December 31, 2003 Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001 Consolidated Balance Sheets as of December 31, 2003 and 2002 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001 Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001 Notes to Consolidated Financial Statements

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION

       1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed December 22, 1995.)

       2.         Exempt.

       3(a) Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4. Form of Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, filed June 17, 1996.)

       5.         None.

       6(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

       6(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

       8. Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952 filed February 7, 2003.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 33-65343, filed April 28, 1997.)

      10.         Consent of KPMG LLP, Independent Auditors. Filed herewith.

      11.         Not applicable.

      12.         Not applicable.

      15.         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 33-65343, filed April 17, 2000.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 33-65343, filed February 26, 2001.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William R. Hogan. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-23311, filed April 17, 2001.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-65506, filed April 19, 2002.)


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH INSURANCE COMPANY
----------------                               ----------------------
George C. Kokulis*                             Director, Chairman, President and Chief Executive Officer
Glenn D. Lammey*                               Director, Senior Executive Vice President, Chief Financial Officer,
                                               Chief Accounting Officer
Kathleen L. Preston*                           Director and Executive Vice President
Edward W. Cassidy*                             Senior Vice President
Winnifred Grimaldi*                            Senior Vice President
Marla Berman Lewitus*                          Director, Senior Vice President and General Counsel
Brendan Lynch*                                 Senior Vice President
David A. Tyson*                                Senior Vice President
David A. Golino*                               Vice President and Controller
Donald R. Munson, Jr.*                         Vice President
Mark Remington*                                Vice President
Tim W. Still*                                  Vice President
Bennett Kleinberg*                             Vice President
Dawn Fredette*                                 Vice President
George E. Eknaian*                             Vice President and Chief Actuary
Linn K. Richardson*                            Second Vice President and Actuary
Paul Weissman*                                 Second Vice President and Actuary
Ernest J.Wright*                               Vice President and Secretary
Kathleen A. McGah*                             Assistant Secretary and Deputy General Counsel

Principal Business Address:
    *  The Travelers Insurance Company
       One Cityplace
       Hartford, CT  06103-3415


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 29, 2004, 1,085 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

 (a)   Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)     NAME AND PRINCIPAL                 POSITIONS AND OFFICES
        BUSINESS ADDRESS                   WITH UNDERWRITER
        ----------------                   ----------------
        Kathleen L. Preston                Board of Manager
        Glenn D. Lammey                    Board of Manager
        William F. Scully III              Board of Manager
        Donald R. Munson, Jr.              Board of Manager, President, Chief Executive Officer and Chief Operating Officer
        Tim W. Still                       Vice President
        Anthony Cocolla                    Vice President
        John M. Laverty                    Treasurer and Chief Financial Officer
        Stephen E. Abbey                   Chief Compliance Officer
        Alison K. George                   Director and Chief Advertising Compliance Officer
        Stephen T. Mullin                  Chief Compliance Officer
        Ernest J. Wright                   Secretary
        Kathleen A. McGah                  Assistant Secretary
        William D. Wilcox                  Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)      Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 27th day of April 2004.




                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)




                              By: *GLENN D. LAMMEY
                                  ----------------------------------------------
                                 Glenn D. Lammey, Chief Financial Officer,
                                 Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 27th day of April 2004.




*GEORGE C. KOKULIS                      Director, President and Chief Executive
------------------------------          Officer (Principal Executive Officer)
(George C. Kokulis)


*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
------------------------------          Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)


*MARLA BERMAN LEWITUS                   Director
------------------------------
(Marla Berman Lewitus)


*KATHLEEN L. PRESTON                    Director
------------------------------
(Kathleen L. Preston)



*By:     /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
  -----------    -----------
      10.        Consent of KPMG LLP, Independent Auditors.